UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$70,903	$73,096,302
0.13%, 04/15/17	103,579	107,122,842
0.13%, 04/15/18[a]	55,990	57,836,252
0.50%, 04/15/15[a]	33,142	34,068,578
1.25%, 04/15/14[a]	31,839	32,297,034
1.63%, 01/15/15	35,937	37,424,655
1.63%, 01/15/18	445	490,609
1.88%, 07/15/15[a]	29,756	31,694,678
2.00%, 01/15/14[a]	43,463	44,053,859
2.00%, 07/15/14	43,782	45,211,455
2.00%, 01/15/16	26,112	28,147,596
2.13%, 01/15/19[a]	1,085	1,236,301
2.38%, 01/15/17	36,255	40,430,346
2.50%, 07/15/16[a]	27,620	30,692,408
2.63%, 07/15/17[a]	27,634	31,559,266

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $600,342,335)		595,362,181

SHORT-TERM INVESTMENTS — 30.72%

MONEY MARKET FUNDS — 30.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	143,644	143,643,601
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	13,602	13,601,632
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	26,242	26,242,274

		183,487,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,487,507)		183,487,507

TOTAL INVESTMENTS IN SECURITIES — 130.41%
(Cost: $783,829,842)		778,849,688
Other Assets, Less Liabilities — (30.41)%		(181,638,621)

NET ASSETS — 100.00%		$597,211,067

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.33%

AUSTRALIA — 4.12%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	1,550	$1,426,909
4.75%, 10/21/15	AUD	1,966	1,851,212
4.75%, 06/15/16	AUD	1,250	1,189,705
6.25%, 04/15/15	AUD	1,370	1,308,884

			5,776,710

AUSTRIA — 3.33%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	1,288	1,777,536
3.50%, 07/15/15[a]	EUR	2,046	2,890,438

			4,667,974

BELGIUM — 4.63%
Belgium (Kingdom of)
2.75%, 03/28/16	EUR	1,175	1,651,684
3.50%, 03/28/15	EUR	1,124	1,571,323
3.75%, 09/28/15	EUR	1,388	1,976,604
4.25%, 09/28/14	EUR	125	173,666
8.00%, 03/28/15	EUR	753	1,126,425

			6,499,702

CANADA — 4.57%
Canada (Government of)
1.00%, 11/01/14	CAD	300	291,350
1.00%, 02/01/15	CAD	756	733,841
1.25%, 02/01/16	CAD	900	874,850
1.50%, 08/01/15	CAD	870	851,932
2.00%, 12/01/14	CAD	844	830,298
2.25%, 08/01/14	CAD	381	374,748
2.50%, 06/01/15	CAD	302	300,972
3.00%, 12/01/15	CAD	689	696,975
4.00%, 06/01/16	CAD	1,000	1,044,794
4.50%, 06/01/15	CAD	399	411,676

			6,411,436

DENMARK — 4.58%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	12,509	2,283,146
4.00%, 11/15/15	DKK	21,411	4,143,998

			6,427,144

FINLAND — 4.63%
Finland (Republic of)
1.75%, 04/15/16[a]	EUR	1,100	1,517,308
3.13%, 09/15/14[a]	EUR	1,112	1,526,448
4.25%, 07/04/15[a]	EUR	2,409	3,449,320

			6,493,076

Security	Principal (000s)		Value

FRANCE — 5.10%
France (Republic of)
2.00%, 07/12/15	EUR	302	$414,220
2.25%, 02/25/16	EUR	734	1,020,109
2.50%, 01/15/15	EUR	425	583,050
2.50%, 07/25/16	EUR	750	1,053,291
3.00%, 07/12/14	EUR	733	998,912
3.00%, 10/25/15	EUR	1,028	1,446,085
3.50%, 04/25/15	EUR	1,171	1,641,801

			7,157,468

GERMANY — 5.38%
Germany (Federal Republic of)
1.75%, 10/09/15	EUR	717	985,334
2.25%, 04/10/15	EUR	103	141,651
2.50%, 02/27/15	EUR	1,473	2,028,879
3.25%, 07/04/15	EUR	740	1,041,291
3.50%, 01/04/16	EUR	1,649	2,364,051
3.75%, 01/04/15	EUR	713	995,998

			7,557,204

IRELAND — 4.68%
Ireland (Republic of)
4.50%, 02/18/15	EUR	1,489	2,090,975
4.60%, 04/18/16	EUR	3,125	4,474,938

			6,565,913

ITALY — 5.15%
Italy (Republic of)
2.75%, 12/01/15	EUR	390	525,686
3.00%, 04/15/15	EUR	1,338	1,815,128
3.00%, 06/15/15	EUR	610	826,764
3.00%, 11/01/15	EUR	1,232	1,670,642
3.75%, 08/01/15	EUR	511	701,608
4.25%, 02/01/15	EUR	725	1,002,364
6.00%, 11/15/14	EUR	491	690,076

			7,232,268

JAPAN — 21.53%
Japan (Government of)
0.10%, 01/15/15	JPY	310,850	3,160,016
0.30%, 06/20/15	JPY	69,200	706,015
0.30%, 09/20/15	JPY	342,000	3,490,900
0.30%, 06/20/16	JPY	50,000	510,772
0.40%, 06/20/16	JPY	350,000	3,585,618
0.50%, 12/20/15	JPY	78,400	804,311
0.50%, 03/20/16	JPY	6,000	61,603
0.60%, 09/20/14	JPY	412,950	4,222,120
0.60%, 12/20/15	JPY	350,000	3,599,141
0.70%, 09/20/14	JPY	160,700	1,644,890
1.20%, 06/20/15	JPY	255,300	2,648,600
1.30%, 06/20/15	JPY	255,350	2,653,999
5.00%, 09/22/14	JPY	292,000	3,134,083

			30,222,068

NETHERLANDS — 4.57%
Netherlands (Kingdom of the)
0.75%, 04/15/15	EUR	1,057	1,416,984
2.75%, 01/15/15[a]	EUR	1,253	1,726,588
3.25%, 07/15/15[a]	EUR	1,282	1,802,280

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security	Principal (000s)		Value

4.00%, 07/15/16[a]	EUR	1,000	$1,466,371

			6,412,223

NORWAY — 4.58%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	35,846	6,432,527

			6,432,527

PORTUGAL — 3.73%
Portugal (Republic of)
3.35%, 10/15/15[a]	EUR	2,703	3,513,932
3.60%, 10/15/14[a]	EUR	1,034	1,376,581
6.40%, 02/15/16[a]	EUR	250	340,225

			5,230,738

SPAIN — 4.94%
Spain (Kingdom of)
2.75%, 03/31/15	EUR	150	201,817
3.00%, 04/30/15	EUR	1,501	2,024,853
3.15%, 01/31/16	EUR	762	1,028,466
3.30%, 10/31/14	EUR	683	925,378
3.30%, 07/30/16	EUR	200	270,504
3.75%, 10/31/15	EUR	588	803,075
4.00%, 07/30/15	EUR	761	1,044,831
4.40%, 01/31/15	EUR	463	638,882

			6,937,806

SWEDEN — 3.81%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	12,000	1,931,670
4.50%, 08/12/15	SEK	20,865	3,410,279

			5,341,949

SWITZERLAND — 3.14%
Switzerland (Confederation of)
2.50%, 03/12/16	CHF	2,100	2,404,779
3.75%, 06/10/15	CHF	1,739	2,002,428

			4,407,207

UNITED KINGDOM — 4.86%
United Kingdom
2.00%, 01/22/16	GBP	1,010	1,588,309
2.75%, 01/22/15	GBP	2,055	3,226,923
4.75%, 09/07/15	GBP	919	1,522,153
8.00%, 12/07/15	GBP	275	491,820

			6,829,205
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $140,583,498)			136,602,618

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	13	$12,738

		12,738

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,738)		12,738

TOTAL INVESTMENTS IN SECURITIES — 97.34%
(Cost: $140,596,236)		136,615,356
Other Assets, Less Liabilities — 2.66%		3,739,309

NET ASSETS — 100.00%		$140,354,665

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2016 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.17%

AEROSPACE & DEFENSE — 2.38%
Honeywell International Inc.
5.40%, 03/15/16	$200	$222,198
Precision Castparts Corp.
0.70%, 12/20/15	100	99,974
United Technologies Corp.
4.88%, 05/01/15	250	268,526

		590,698
AUTO COMPONENTS — 0.67%
Johnson Controls Inc.
5.50%, 01/15/16	150	165,198

		165,198
BEVERAGES — 6.80%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	200	199,543
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	375	375,648
3.63%, 04/15/15	150	157,396
Brown-Forman Corp.
2.50%, 01/15/16	50	51,822
Coca-Cola Co. (The)
1.50%, 11/15/15	250	254,757
Diageo Finance BV
5.30%, 10/28/15	225	247,020
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,934
PepsiCo Inc.
0.70%, 08/13/15	150	149,967
0.70%, 02/26/16	200	199,016

		1,687,103
CHEMICALS — 1.75%
Dow Chemical Co. (The)
2.50%, 02/15/16	25	25,865
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	150	153,580
Ecolab Inc.
1.00%, 08/09/15	150	150,057
Praxair Inc.
3.25%, 09/15/15	100	105,295

		434,797
COMMUNICATIONS EQUIPMENT — 2.90%
Cisco Systems Inc.
5.50%, 02/22/16	550	614,670
Juniper Networks Inc.
3.10%, 03/15/16	100	103,590

		718,260

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.61%
Hewlett-Packard Co.
2.13%, 09/13/15	$100	$101,588
2.20%, 12/01/15	50	50,960

		152,548
CONSUMER FINANCE — 8.97%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	350	349,131
0.70%, 02/26/16	300	298,144
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	166,406
John Deere Capital Corp.
0.75%, 01/22/16	400	397,618
0.95%, 06/29/15	150	150,822
PACCAR Financial Corp.
0.80%, 02/08/16	200	198,789
1.05%, 06/05/15	100	100,071
Toyota Motor Credit Corp.
0.88%, 07/17/15	250	251,041
2.80%, 01/11/16	150	156,525
3.20%, 06/17/15	150	156,952

		2,225,499
DIVERSIFIED FINANCIALSERVICES — 0.84%
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	200	208,892

		208,892
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.51%
AT&T Inc.
0.80%, 12/01/15	300	299,233
0.90%, 02/12/16	300	298,922
Orange
2.13%, 09/16/15	50	50,956
Telecom Italia Capital SA
5.25%, 10/01/15	125	130,333
Telefonica Emisiones SAU
3.99%, 02/16/16	100	103,791
Verizon Communications Inc.
0.70%, 11/02/15	400	399,012
5.55%, 02/15/16	300	332,980

		1,615,227
ELECTRIC UTILITIES — 7.14%
Alabama Power Co.
0.55%, 10/15/15	275	273,734
Duke Energy Carolinas LLC
5.30%, 10/01/15	250	274,337
Duke Energy Corp.
3.35%, 04/01/15	100	104,025
Duke Energy Florida Inc.
0.65%, 11/15/15	100	99,523
Exelon Corp.
4.90%, 06/15/15	150	160,067
Georgia Power Co.
0.75%, 08/10/15	150	150,118
Series 12D
0.63%, 11/15/15	50	49,733

4

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2016 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Louisville Gas & Electric Co.
1.63%, 11/15/15	$250	$255,179
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	50	50,262
7.88%, 12/15/15	50	57,513
Public Service Electric & Gas Co.
2.70%, 05/01/15	100	103,453
Southern California Edison Co.
5.00%, 01/15/16	175	192,187

		1,770,131

ENERGY EQUIPMENT & SERVICES — 0.85%
Ensco PLC
3.25%, 03/15/16	100	104,445
Noble Holding International Ltd.
3.45%, 08/01/15	50	52,054
Transocean Inc.
4.95%, 11/15/15	50	53,794

		210,293

FOOD & STAPLES RETAILING — 3.99%
Costco Wholesale Corp.
0.65%, 12/07/15	350	349,911
CVS Caremark Corp.
3.25%, 05/18/15	50	51,989
Kroger Co. (The)
3.90%, 10/01/15	25	26,488
Wal-Mart Stores Inc.
1.50%, 10/25/15	400	406,981
2.25%, 07/08/15	150	154,872

		990,241

FOOD PRODUCTS — 2.39%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	79,310
ConAgra Foods Inc.
1.30%, 01/25/16	50	50,068
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,650
Mondelez International Inc.
4.13%, 02/09/16	200	214,521
Unilever Capital Corp.
0.45%, 07/30/15	200	199,165

		593,714

HEALTH CARE EQUIPMENT & SUPPLIES — 0.62%
Covidien International Finance SA
1.35%, 05/29/15	50	50,352
Medtronic Inc.
2.63%, 03/15/16	100	102,896

		153,248

HEALTH CARE PROVIDERS & SERVICES — 0.21%
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,661

		51,661

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 0.40%
Carnival Corp.
1.20%, 02/05/16	$50	$49,761
McDonald’s Corp.
0.75%, 05/29/15	50	50,172

		99,933

HOUSEHOLD DURABLES — 0.41%
Newell Rubbermaid Inc.
2.00%, 06/15/15	100	101,456

		101,456

HOUSEHOLD PRODUCTS — 2.11%
Procter & Gamble Co. (The)
1.80%, 11/15/15	350	359,041
4.85%, 12/15/15	150	164,392

		523,433

INDUSTRIAL CONGLOMERATES — 1.21%
Eaton Corp.
0.95%, 11/02/15[a]	50	50,044
General Electric Co.
0.85%, 10/09/15	250	250,103

		300,147

INTERNET & CATALOG RETAIL — 0.20%
Amazon.com Inc.
0.65%, 11/27/15	50	49,930

		49,930

INTERNET SOFTWARE & SERVICES — 0.81%
eBay Inc.
0.70%, 07/15/15	100	100,173
1.63%, 10/15/15	100	101,997

		202,170

IT SERVICES — 1.84%
Computer Sciences Corp.
2.50%, 09/15/15	50	51,082
International Business Machines Corp.
0.75%, 05/11/15	300	301,534
2.00%, 01/05/16	100	102,771

		455,387

LIFE SCIENCES TOOLS & SERVICES — 0.85%
Agilent Technologies Inc.
5.50%, 09/14/15	50	54,584
Life Technologies Corp.
3.50%, 01/15/16	50	52,039
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	104,436

		211,059

5

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2016 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

MEDIA — 1.46%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	$100	$104,674
NBCUniversal Media LLC
3.65%, 04/30/15	100	105,184
Time Warner Inc.
3.15%, 07/15/15	50	52,115
Walt Disney Co. (The)
0.45%, 12/01/15	100	99,628

		361,601

METALS & MINING — 3.23%
BHP Billiton Finance (USA) Ltd.
5.25%, 12/15/15	300	330,328
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	250	253,845
Vale Overseas Ltd.
6.25%, 01/11/16	100	110,482
Xstrata Canada Corp.
6.00%, 10/15/15	100	107,884

		802,539

MULTI-UTILITIES — 0.76%
Dominion Resources Inc. Series C
5.15%, 07/15/15	175	188,990

		188,990

OFFICE ELECTRONICS — 0.23%
Xerox Corp.
6.40%, 03/15/16	50	56,009

		56,009

OIL, GAS & CONSUMABLE FUELS — 12.67%
BP Capital Markets PLC
0.70%, 11/06/15	300	299,121
3.13%, 10/01/15	300	314,746
3.20%, 03/11/16	100	105,352
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	50	56,654
DCP Midstream Operating LP
3.25%, 10/01/15	50	51,306
Enterprise Products Operating LLC
3.20%, 02/01/16	100	105,052
EOG Resources Inc.
2.50%, 02/01/16	250	259,587
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	52,990
Marathon Oil Corp.
0.90%, 11/01/15	50	49,822
Marathon Petroleum Corp.
3.50%, 03/01/16	150	158,378
Occidental Petroleum Corp.
2.50%, 02/01/16	150	155,564
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	52,077
Shell International Finance BV
0.63%, 12/04/15	150	149,980

Security	Principal (000s)	Value

3.10%, 06/28/15	$150	$157,161
3.25%, 09/22/15	250	263,906
Total Capital International SA
0.75%, 01/25/16	300	299,527
Total Capital SA
2.30%, 03/15/16	250	258,955
TransCanada PipeLines Ltd.
0.75%, 01/15/16	250	247,800
3.40%, 06/01/15	100	104,571

		3,142,549

PHARMACEUTICALS — 12.03%
AbbVie Inc.
1.20%, 11/06/15[a]	250	251,335
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	250	248,288
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	350	351,349
McKesson Corp.
0.95%, 12/04/15	100	100,206
Merck & Co. Inc.
2.25%, 01/15/16	100	103,533
4.00%, 06/30/15	300	319,315
Novartis Capital Corp.
2.90%, 04/24/15	450	468,498
Sanofi
2.63%, 03/29/16	450	471,041
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	300	311,607
Wyeth LLC
5.50%, 02/15/16	300	335,010
Zoetis Inc.
1.15%, 02/01/16[a]	25	25,003

		2,985,185

ROAD & RAIL — 0.44%
CSX Corp.
6.25%, 04/01/15	100	108,810

		108,810

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.83%
National Semiconductor Corp.
3.95%, 04/15/15	100	105,481
Texas Instruments Inc.
0.45%, 08/03/15	100	99,680

		205,161

SOFTWARE — 3.70%
Microsoft Corp.
1.63%, 09/25/15	100	102,379
2.50%, 02/08/16	250	261,255
Oracle Corp.
5.25%, 01/15/16	500	554,069

		917,703

SPECIALTY RETAIL — 3.35%
Home Depot Inc. (The)
5.40%, 03/01/16	550	612,393

6

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2016 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

Lowe’s Companies Inc.
5.00%, 10/15/15	$200	$218,276

		830,669
TOBACCO — 0.42%
Altria Group Inc.
4.13%, 09/11/15	50	53,352
Reynolds American Inc.
1.05%, 10/30/15	50	49,988

		103,340
WIRELESS TELECOMMUNICATION SERVICES — 2.59%
Alltel Corp.
7.00%, 03/15/16	150	171,993
Vodafone Group PLC
0.90%, 02/19/16	100	99,014
2.88%, 03/16/16	250	259,836
5.75%, 03/15/16	100	111,313

		642,156

TOTAL CORPORATE BONDS & NOTES
(Cost: $23,936,563)		23,855,737

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	780	779,545

		779,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $779,545)		779,545

TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $24,716,108)		24,635,282
Other Assets, Less Liabilities — 0.68%		169,901

NET ASSETS — 100.00%		$24,805,183

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2016 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 65.78%

AEROSPACE & DEFENSE — 0.71%
United Technologies Corp.
4.88%, 05/01/15	$100	$107,410

		107,410

CAPITAL MARKETS — 8.80%
Credit Suisse (USA) Inc.
5.13%, 08/15/15	200	215,929
Deutsche Bank AG London
3.25%, 01/11/16	150	157,036
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	450	471,886
Jefferies Group LLC
3.88%, 11/09/15	150	155,837
Morgan Stanley
5.38%, 10/15/15	300	322,669

		1,323,357

CHEMICALS — 0.72%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	108,632

		108,632

COMMERCIAL BANKS — 15.74%
Bank of Montreal
0.80%, 11/06/15	100	99,864
Bank of Nova Scotia
2.90%, 03/29/16	225	235,323
BNP Paribas SA
3.60%, 02/23/16	150	157,134
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	225	225,188
Fifth Third Bancorp
3.63%, 01/25/16	150	158,517
Lloyds TSB Bank PLC
4.88%, 01/21/16	100	108,302
Royal Bank of Canada
0.85%, 03/08/16	225	223,594
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	300	306,510
U.S. Bancorp
3.44%, 02/01/16	225	235,432
Wells Fargo & Co.
1.50%, 07/01/15	300	303,350
Westpac Banking Corp.
3.00%, 12/09/15	300	313,854

		2,367,068

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 0.56%
Cisco Systems Inc.
5.50%, 02/22/16	$75	$83,819

		83,819

COMPUTERS & PERIPHERALS — 0.88%
Dell Inc.
2.30%, 09/10/15	25	24,937
Hewlett-Packard Co.
2.13%, 09/13/15	105	106,668

		131,605

CONSUMER FINANCE — 7.93%
American Express Credit Corp.
2.75%, 09/15/15	300	311,247
Capital One Financial Corp.
1.00%, 11/06/15	150	148,631
Ford Motor Credit Co. LLC
7.00%, 04/15/15	300	326,018
HSBC Finance Corp.
5.50%, 01/19/16	300	328,995
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	78,263

		1,193,154

DIVERSIFIED FINANCIAL SERVICES — 10.25%
Bank of America Corp.
3.63%, 03/17/16	375	393,527
Citigroup Inc.
1.25%, 01/15/16	375	371,009
General Electric Capital Corp.
1.63%, 07/02/15	300	303,780
J.P. Morgan Chase & Co.
3.45%, 03/01/16	450	472,803

		1,541,119

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.55%
AT&T Inc.
2.50%, 08/15/15	150	155,113
Telefonica Emisiones SAU
3.99%, 02/16/16	75	77,843

		232,956

ELECTRIC UTILITIES — 1.58%
Duke Energy Corp.
3.35%, 04/01/15	75	78,018
Exelon Corp.
4.90%, 06/15/15	150	160,067

		238,085

FOOD PRODUCTS — 2.61%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	79,310
Kraft Foods Group Inc.
1.63%, 06/04/15	150	151,952

8

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2016 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Mondelez International Inc.
4.13%, 02/09/16	$150	$160,890

		392,152

HEALTH CARE PROVIDERS & SERVICES — 1.09%
WellPoint Inc.
5.25%, 01/15/16	150	164,295

		164,295

HOUSEHOLD DURABLES — 0.55%
Mohawk Industries Inc.
6.38%, 01/15/16	75	83,100

		83,100

INDUSTRIAL CONGLOMERATES — 0.50%
Eaton Corp.
0.95%, 11/02/15[a]	75	75,065

		75,065

INSURANCE — 1.04%
Aegon NV
4.63%, 12/01/15	75	80,513
American International Group Inc.
2.38%, 08/24/15	75	76,005

		156,518

MEDIA — 2.16%
Comcast Corp.
5.90%, 03/15/16	150	168,873
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	77,846
Time Warner Inc.
3.15%, 07/15/15	75	78,173

		324,892

METALS & MINING — 0.71%
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	105	106,615

		106,615

OIL, GAS & CONSUMABLE FUELS — 3.13%
BP Capital Markets PLC
3.20%, 03/11/16	150	158,028
Enterprise Products Operating LLC
3.20%, 02/01/16	150	157,579
Total Capital SA
2.30%, 03/15/16	150	155,373

		470,980

PHARMACEUTICALS — 1.50%
AbbVie Inc.
1.20%, 11/06/15[a]	150	150,801

Security	Principal or Shares (000s)	Value

GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	$75	$74,487

		225,288

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.00%
Health Care REIT Inc.
3.63%, 03/15/16	75	78,402
Kilroy Realty Corp.
5.00%, 11/03/15	105	112,849
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	105	109,318

		300,569

SPECIALTY RETAIL — 1.28%
Home Depot Inc. (The)
5.40%, 03/01/16	75	83,508
Lowe’s Companies Inc.
5.00%, 10/15/15	100	109,138

		192,646

WIRELESS TELECOMMUNICATION SERVICES — 0.49%
Vodafone Group PLC
0.90%, 02/19/16	75	74,261

		74,261

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,888,496)		9,893,586

INVESTMENT COMPANIES — 29.95%
iSharesBond 2016 Corporate ex-Financials Term ETF[b]	45,300	4,503,726

		4,503,726

TOTAL INVESTMENT COMPANIES
(Cost: $4,492,624)		4,503,726

9

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2016 CORPORATE TERM ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.67%

MONEY MARKET FUNDS — 3.67%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	552	$552,287

		552,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $552,287)		552,287

TOTAL INVESTMENTS IN SECURITIES — 99.40%
(Cost: $14,933,407)		14,949,599
Other Assets, Less Liabilities — 0.60%		90,834

NET ASSETS — 100.00%		$15,040,433

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2018 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.68%

AEROSPACE & DEFENSE — 4.96%
General Dynamics Corp.
1.00%, 11/15/17	$1,000	$971,650
Honeywell International Inc.
5.30%, 03/01/18	1,550	1,781,142
Precision Castparts Corp.
1.25%, 01/15/18	1,500	1,462,438
United Technologies Corp.
1.80%, 06/01/17	3,950	3,988,368

		8,203,598

AIR FREIGHT & LOGISTICS — 0.66%
United Parcel Service Inc.
1.13%, 10/01/17	1,100	1,083,926

		1,083,926

BEVERAGES — 7.73%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,800	1,754,871
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,600	2,568,993
Coca-Cola Co. (The)
1.65%, 03/14/18	1,750	1,743,190
5.35%, 11/15/17	1,100	1,265,961
Diageo Capital PLC
1.50%, 05/11/17	3,350	3,342,889
PepsiCo Inc.
1.25%, 08/13/17	2,150	2,113,437

		12,789,341

BIOTECHNOLOGY — 0.67%
Amgen Inc.
2.13%, 05/15/17	1,100	1,111,495

		1,111,495

CHEMICALS — 2.10%
Eastman Chemical Co.
2.40%, 06/01/17	450	453,154
Ecolab Inc.
1.45%, 12/08/17	500	488,426
PPG Industries Inc.
6.65%, 03/15/18	100	118,208
Praxair Inc.
1.05%, 11/07/17	1,150	1,118,989
Rohm and Haas Co.
6.00%, 09/15/17	450	518,791
Sherwin-Williams Co. (The)
1.35%, 12/15/17	800	781,358

		3,478,926

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 0.13%
Catholic Health Initiatives
1.60%, 11/01/17	$220	$215,654

		215,654

COMPUTERS & PERIPHERALS — 0.79%
Hewlett-Packard Co.
2.60%, 09/15/17	1,050	1,058,680
NetApp Inc.
2.00%, 12/15/17	250	243,452

		1,302,132

CONSTRUCTION & ENGINEERING — 0.21%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	348,308

		348,308

CONSUMER FINANCE — 5.32%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	1,800	1,749,868
1.63%, 06/01/17	1,000	995,824
Series G
1.25%, 11/06/17	200	195,601
John Deere Capital Corp.
1.30%, 03/12/18	1,700	1,663,416
Toyota Motor Credit Corp.
1.25%, 10/05/17	2,250	2,198,805
1.38%, 01/10/18	300	293,724
1.75%, 05/22/17	1,700	1,700,741

		8,797,979

DIVERSIFIED FINANCIAL SERVICES — 0.62%
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	500	567,997
5.45%, 02/01/18	400	457,477

		1,025,474

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.85%
AT&T Inc.
1.40%, 12/01/17	1,700	1,662,157
1.70%, 06/01/17	1,300	1,298,171
5.50%, 02/01/18	1,900	2,181,477
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	392,128
Verizon Communications Inc.
1.10%, 11/01/17	2,550	2,483,623
5.50%, 02/15/18	1,450	1,663,179

		9,680,735

ELECTRIC UTILITIES — 5.18%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	600	586,608
Commonwealth Edison Co.
5.80%, 03/15/18	250	289,487

11

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2018 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Duke Energy Corp.
1.63%, 08/15/17	$1,100	$1,086,688
MidAmerican Energy Holdings Co.
5.30%, 03/15/18	1,100	1,260,112
Northern States Power Co.
5.25%, 03/01/18	1,200	1,367,830
Peco Energy Co.
5.35%, 03/01/18	1,500	1,719,859
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	2,300	2,252,027

		8,562,611

ELECTRICAL EQUIPMENT — 0.21%
Roper Industries Inc.
1.85%, 11/15/17	350	346,597

		346,597

ENERGY EQUIPMENT & SERVICES — 0.96%
Nabors Industries Inc.
6.15%, 02/15/18	250	278,822
National Oilwell Varco Inc.
1.35%, 12/01/17	550	538,868
Transocean Inc.
2.50%, 10/15/17	550	548,075
Weatherford International Ltd.
6.00%, 03/15/18	200	224,901

		1,590,666

FOOD & STAPLES RETAILING — 3.99%
Costco Wholesale Corp.
1.13%, 12/15/17	1,100	1,074,004
CVS Caremark Corp.
5.75%, 06/01/17	550	632,580
Safeway Inc.
6.35%, 08/15/17	100	114,960
Sysco Corp.
5.25%, 02/12/18	200	227,202
Wal-Mart Stores Inc.
5.38%, 04/05/17	200	227,719
5.80%, 02/15/18	2,650	3,124,190
Walgreen Co.
1.80%, 09/15/17	1,200	1,195,827

		6,596,482

FOOD PRODUCTS — 3.06%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,650	1,904,992
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	254,674
ConAgra Foods Inc.
1.90%, 01/25/18	550	545,599
Kraft Foods Group Inc.
2.25%, 06/05/17	450	457,688
Mondelez International Inc.
6.13%, 02/01/18	500	581,597
6.50%, 08/11/17	550	643,273

Security	Principal (000s)	Value

Unilever Capital Corp.
0.85%, 08/02/17	$700	$678,716

		5,066,539

HEALTH CARE EQUIPMENT & SUPPLIES — 0.63%
Covidien International Finance SA
6.00%, 10/15/17	400	462,676
CR Bard Inc.
1.38%, 01/15/18	600	583,140

		1,045,816

HEALTH CARE PROVIDERS & SERVICES — 0.77%
Cardinal Health Inc.
1.70%, 03/15/18	500	487,171
Medco Health Solutions Inc.
7.13%, 03/15/18	650	787,141

		1,274,312

HOTELS, RESTAURANTS & LEISURE — 2.09%
Carnival Corp.
1.88%, 12/15/17	350	342,585
McDonald’s Corp.
5.35%, 03/01/18	1,450	1,669,398
5.80%, 10/15/17	1,000	1,161,818
Yum! Brands Inc.
6.25%, 03/15/18	250	290,226

		3,464,027

HOUSEHOLD DURABLES — 0.15%
Newell Rubbermaid Inc.
2.05%, 12/01/17	250	246,032

		246,032

HOUSEHOLD PRODUCTS — 0.14%
Kimberly-Clark Corp.
6.13%, 08/01/17	200	233,763

		233,763

INDUSTRIAL CONGLOMERATES — 4.78%
3M Co.
1.00%, 06/26/17	550	538,834
Eaton Corp.
1.50%, 11/02/17[a]	450	440,183
General Electric Co.
5.25%, 12/06/17	3,800	4,330,724
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,150	2,494,364
Pentair Finance SA
1.88%, 09/15/17	100	98,190

		7,902,295

INTERNET & CATALOG RETAIL — 0.06%
Amazon.com Inc.
1.20%, 11/29/17	100	97,357

		97,357

12

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2018 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

INTERNET SOFTWARE & SERVICES — 1.64%
Baidu Inc.
2.25%, 11/28/17	$1,100	$1,073,325
eBay Inc.
1.35%, 07/15/17	1,650	1,631,875

		2,705,200

IT SERVICES — 3.39%
Computer Sciences Corp.
6.50%, 03/15/18	450	504,319
International Business Machines Corp.
1.25%, 02/08/18	1,900	1,863,942
5.70%, 09/14/17	2,800	3,233,097

		5,601,358

LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.
6.50%, 11/01/17	500	580,407

		580,407

MEDIA — 3.40%
CBS Corp.
1.95%, 07/01/17	350	348,846
Comcast Corp.
6.30%, 11/15/17	1,300	1,538,139
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	450	436,076
Time Warner Cable Inc.
5.85%, 05/01/17	350	380,730
Viacom Inc.
3.50%, 04/01/17	350	369,255
Walt Disney Co. (The)
1.10%, 12/01/17	2,600	2,541,716

		5,614,762

METALS & MINING — 2.32%
Cliffs Natural Resources Inc.
3.95%, 01/15/18	250	241,194
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	800	754,090
Nucor Corp.
5.75%, 12/01/17	550	631,295
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	2,100	2,064,794
Teck Resources Ltd.
2.50%, 02/01/18	150	145,706

		3,837,079

MULTILINE RETAIL — 2.17%
Target Corp.
6.00%, 01/15/18	3,050	3,583,512

		3,583,512

Security	Principal (000s)	Value

OFFICE ELECTRONICS — 0.07%
Pitney Bowes Inc.
5.75%, 09/15/17	$100	$109,012

		109,012

OIL, GAS & CONSUMABLE FUELS — 12.10%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,550	1,807,777
Apache Corp.
1.75%, 04/15/17	200	200,443
BP Capital Markets PLC
1.38%, 11/06/17	2,700	2,646,769
1.85%, 05/05/17	200	201,146
Canadian Natural Resources Ltd.
5.70%, 05/15/17	700	792,446
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,800	2,743,327
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	1,550	1,508,490
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	500	496,136
Encana Corp.
5.90%, 12/01/17	500	573,642
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	500	580,609
EOG Resources Inc.
5.88%, 09/15/17	200	231,908
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,100	1,272,719
Marathon Oil Corp.
5.90%, 03/15/18	350	401,829
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	550	538,407
Phillips 66
2.95%, 05/01/17	550	571,043
Shell International Finance BV
1.13%, 08/21/17	1,600	1,572,879
Southwestern Energy Co.
7.50%, 02/01/18	150	179,348
Total Capital Canada Ltd.
1.45%, 01/15/18	1,800	1,776,345
Total Capital International SA
1.55%, 06/28/17	1,800	1,796,060
Valero Energy Corp.
6.13%, 06/15/17	100	114,739

		20,006,062

PHARMACEUTICALS — 8.14%
AbbVie Inc.
1.75%, 11/06/17[a]	1,000	990,310
Allergan Inc.
1.35%, 03/15/18	350	340,943
AstraZeneca PLC
5.90%, 09/15/17	1,650	1,920,583
Bristol-Myers Squibb Co.
0.88%, 08/01/17	800	776,463
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,800	2,794,069

13

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2018 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Johnson & Johnson
5.55%, 08/15/17	$800	$926,922
Merck & Co. Inc.
1.10%, 01/31/18	2,000	1,936,579
Pfizer Inc.
4.65%, 03/01/18	300	338,325
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	1,000	1,170,993
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	450	444,417
Wyeth LLC
5.45%, 04/01/17	1,200	1,371,335
Zoetis Inc.
1.88%, 02/01/18[a]	450	446,864

		13,457,803

PROFESSIONAL SERVICES — 0.21%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	350	353,694

		353,694

ROAD & RAIL — 1.37%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	300	341,834
5.75%, 03/15/18	1,100	1,273,959
CSX Corp.
6.25%, 03/15/18	550	646,371

		2,262,164

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Altera Corp.
1.75%, 05/15/17	500	494,771
Intel Corp.
1.35%, 12/15/17	4,050	3,975,711

		4,470,482

SOFTWARE — 3.26%
Microsoft Corp.
0.88%, 11/15/17	1,400	1,367,332
Oracle Corp.
1.20%, 10/15/17	3,600	3,521,774
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	506,519

		5,395,625

SPECIALTY RETAIL — 1.18%
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,450	1,446,726
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	500	502,299

		1,949,025

TOBACCO — 0.47%
Philip Morris International Inc.
1.13%, 08/21/17	800	782,418

		782,418

Security	Principal or Shares (000s)	Value

TRANSPORTATION INFRASTRUCTURE — 0.15%
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	$250	$249,599

		249,599

WIRELESS TELECOMMUNICATION SERVICES — 2.70%
America Movil SAB de CV
5.63%, 11/15/17	950	1,082,946
Vodafone Group PLC
1.25%, 09/26/17	2,000	1,925,909
1.50%, 02/19/18	1,500	1,452,366

		4,461,221

TOTAL CORPORATE BONDS & NOTES
(Cost: $162,468,548)		159,883,488

SHORT-TERM INVESTMENTS — 1.61%

MONEY MARKET FUNDS — 1.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,659	2,659,275

		2,659,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,659,275)		2,659,275

TOTAL INVESTMENTS IN SECURITIES — 98.29%
(Cost: $165,127,823)		162,542,763
Other Assets, Less Liabilities — 1.71%		2,833,470

NET ASSETS — 100.00%		$165,376,233

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2018 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 66.85%

AEROSPACE & DEFENSE — 0.57%
Honeywell International Inc.
5.30%, 03/01/18	$75	$86,184

		86,184

BEVERAGES — 0.57%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	86,178

		86,178

BIOTECHNOLOGY — 1.00%
Amgen Inc.
2.13%, 05/15/17	150	151,568

		151,568

CAPITAL MARKETS — 11.82%
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	225	218,239
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
7.25%, 02/01/18	450	538,579
Deutsche Bank AG London
6.00%, 09/01/17	225	258,801
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	450	444,099
Morgan Stanley Series F
5.55%, 04/27/17	300	329,215

		1,788,933

CHEMICALS — 1.07%
Ecolab Inc.
1.45%, 12/08/17	75	73,264
PPG Industries Inc.
6.65%, 03/15/18	75	88,655

		161,919

COMMERCIAL BANKS — 8.07%
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	72,822
BNP Paribas SA
2.38%, 09/14/17	150	150,509
Credit Suisse New York
6.00%, 02/15/18	90	101,019
HSBC USA Inc.
1.63%, 01/16/18	100	97,413
UBS AG Stamford
5.88%, 12/20/17	200	231,129
Wachovia Corp./Wells Fargo & Co.
5.75%, 02/01/18	450	519,385

Security	Principal (000s)	Value

Westpac Banking Corp.
1.60%, 01/12/18	$50	$48,969

		1,221,246

COMPUTERS & PERIPHERALS — 1.18%
Hewlett-Packard Co.
2.60%, 09/15/17	105	105,868
NetApp Inc.
2.00%, 12/15/17	75	73,036

		178,904

CONSUMER FINANCE — 4.86%
American Express Co.
7.00%, 03/19/18	300	363,271
Capital One Financial Corp.
6.75%, 09/15/17	150	176,505
Ford Motor Credit Co. LLC
2.38%, 01/16/18	200	196,394

		736,170

DIVERSIFIED FINANCIAL SERVICES — 7.61%
Bank of America Corp.
6.00%, 09/01/17	450	508,193
Citigroup Inc.
6.13%, 11/21/17	300	342,958
General Electric Capital Corp.
5.63%, 09/15/17	195	221,689
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a]	75	79,594

		1,152,434

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.15%
AT&T Inc.
1.40%, 12/01/17	150	146,661
Telefonica Emisiones SAU
6.22%, 07/03/17	25	27,628

		174,289

ELECTRIC UTILITIES — 1.39%
Nisource Finance Corp.
6.40%, 03/15/18	105	123,078
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	86,600

		209,678

ENERGY EQUIPMENT & SERVICES — 1.12%
Transocean Inc.
6.00%, 03/15/18	75	84,510
Weatherford International Ltd.
6.00%, 03/15/18	75	84,338

		168,848

FOOD & STAPLES RETAILING — 2.69%
CVS Caremark Corp.
5.75%, 06/01/17	150	172,522

15

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2018 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	$75	$84,649
Walgreen Co.
1.80%, 09/15/17	150	149,478

		406,649

FOOD PRODUCTS — 1.80%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	76,402
ConAgra Foods Inc.
1.90%, 01/25/18	75	74,400
Mondelez International Inc.
6.13%, 02/01/18	105	122,135

		272,937

HEALTH CARE EQUIPMENT & SUPPLIES — 0.57%
Covidien International Finance SA
6.00%, 10/15/17	75	86,752

		86,752

HEALTH CARE PROVIDERS & SERVICES — 2.93%
McKesson Corp.
1.40%, 03/15/18	75	72,899
Medco Health Solutions Inc.
7.13%, 03/15/18	75	90,824
UnitedHealth Group Inc.
6.00%, 02/15/18	150	177,067
WellPoint Inc.
1.88%, 01/15/18	105	103,392

		444,182

HOTELS, RESTAURANTS & LEISURE — 0.58%
Starbucks Corp.
6.25%, 08/15/17	75	87,030

		87,030

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.57%
Exelon Generation Co. LLC
6.20%, 10/01/17	75	85,632

		85,632

INDUSTRIAL CONGLOMERATES — 0.56%
General Electric Co.
5.25%, 12/06/17	75	85,475

		85,475

INSURANCE — 3.01%
American International Group Inc.
5.85%, 01/16/18	150	170,816
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/2017)[a]	75	81,000
Progressive Corp. (The)
6.70%, 06/15/67 (Call 06/15/17)[a]	75	81,750

Security	Principal (000s)	Value

Prudential Financial Inc. Series D
6.00%, 12/01/17	$105	$121,459

		455,025

INTERNET & CATALOG RETAIL — 0.97%
Amazon.com Inc.
1.20%, 11/29/17	150	146,036

		146,036

MEDIA — 0.99%
Comcast Corp.
5.88%, 02/15/18	105	123,128
Time Warner Cable Inc.
5.85%, 05/01/17	25	27,195

		150,323

METALS & MINING — 0.95%
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[b]	75	70,696
Teck Resources Ltd.
2.50%, 02/01/18	75	72,853

		143,549

MULTI-UTILITIES — 0.55%
CMS Energy Corp.
5.05%, 02/15/18	75	83,539

		83,539

OFFICE ELECTRONICS — 0.54%
Pitney Bowes Inc.
5.75%, 09/15/17	75	81,759

		81,759

OIL, GAS & CONSUMABLE FUELS — 4.03%
Anadarko Petroleum Corp.
6.38%, 09/15/17	105	122,462
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	75	74,421
Enterprise Products Operating LLC Series B
7.03%, 01/15/68 (Call 01/15/18)[a]	75	84,000
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	75	86,776
Phillips 66
2.95%, 05/01/17	75	77,870
TransCanada PipeLines Ltd.
6.35%, 05/15/67 (Call 05/15/17)[a]	75	78,750
Valero Energy Corp.
6.13%, 06/15/17	75	86,054

		610,333

16

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2018 CORPORATE TERM ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

PHARMACEUTICALS — 0.98%
AbbVie Inc.
1.75%, 11/06/17[b]	$150	$148,547

		148,547

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.43%
American Tower Corp.
4.50%, 01/15/18	75	79,537
Health Care REIT Inc.
2.25%, 03/15/18	105	103,912
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	80,923
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	105	102,813

		367,185

ROAD & RAIL — 0.57%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	75	86,861

		86,861

SPECIALTY RETAIL — 0.33%
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,230

		50,230

TOBACCO — 0.90%
Lorillard Tobacco Co.
2.30%, 08/21/17	50	49,544
Reynolds American Inc.
6.75%, 06/15/17	75	87,331

		136,875

TRANSPORTATION INFRASTRUCTURE — 0.49%
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	74,880

		74,880

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,077,062)		10,120,150

INVESTMENT COMPANIES — 29.98%
iSharesBond 2018 Corporate ex-Financials Term ETF[c]	46,500	4,538,865

		4,538,865

TOTAL INVESTMENT COMPANIES
(Cost: $4,494,452)		4,538,865

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.14%

MONEY MARKET FUNDS — 2.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	323	$323,391

		323,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $323,391)		323,391

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $14,894,905)		14,982,406
Other Assets, Less Liabilities — 1.03%		155,162

NET ASSETS — 100.00%		$15,137,568

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

17

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2020 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.63%

AEROSPACE & DEFENSE — 4.77%
Boeing Co. (The)
4.88%, 02/15/20	$1,125	$1,278,641
L-3 Communications Corp.
5.20%, 10/15/19	175	189,045
Lockheed Martin Corp.
4.25%, 11/15/19	350	381,429
Northrop Grumman Corp.
5.05%, 08/01/19	150	169,070
Raytheon Co.
4.40%, 02/15/20	450	490,193

		2,508,378
AIR FREIGHT & LOGISTICS — 1.86%
United Parcel Service Inc.
5.13%, 04/01/19	850	977,458

		977,458
AIRLINES — 0.42%
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20 (Call 05/23/19)	205	220,985

		220,985
BEVERAGES — 5.49%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	875	1,009,393
6.88%, 11/15/19	200	247,494
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	500	529,890
PepsiCo Inc.
4.50%, 01/15/20	1,000	1,103,424

		2,890,201
CHEMICALS — 5.30%
Air Products and Chemicals Inc.
4.38%, 08/21/19	350	381,769
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	175	167,390
Dow Chemical Co. (The)
8.55%, 05/15/19	325	418,619
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	800	881,651
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	500	550,563
Praxair Inc.
4.50%, 08/15/19	350	389,259

		2,789,251

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 0.76%
Republic Services Inc.
5.50%, 09/15/19	$350	$398,848

		398,848
COMMUNICATIONS EQUIPMENT — 2.25%
Cisco Systems Inc.
4.45%, 01/15/20	1,075	1,183,021

		1,183,021
CONSUMER FINANCE — 2.35%
John Deere Capital Corp.
1.70%, 01/15/20	200	189,126
2.25%, 04/17/19	1,050	1,047,866

		1,236,992
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.92%
Orange
5.38%, 07/08/19	200	223,483
Telecom Italia Capital SA
7.18%, 06/18/19	175	194,757
Telefonica Emisiones SAU
5.88%, 07/15/19	175	189,667
Verizon Communications Inc.
6.35%, 04/01/19	1,225	1,455,743

		2,063,650
ELECTRIC UTILITIES — 6.87%
Appalachian Power Co.
7.95%, 01/15/20	200	255,130
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	700	853,071
Duke Energy Ohio Inc.
5.45%, 04/01/19	800	922,212
Georgia Power Co.
4.25%, 12/01/19	500	549,779
Public Service Co. of Colorado
5.13%, 06/01/19	200	229,637
Virginia Electric and Power Co.
5.00%, 06/30/19	700	804,439

		3,614,268
ELECTRICAL EQUIPMENT — 1.07%
Emerson Electric Co.
4.88%, 10/15/19	500	562,101

		562,101
ENERGY EQUIPMENT & SERVICES — 2.79%
Halliburton Co.
6.15%, 09/15/19	1,050	1,273,721
Pride International Inc.
8.50%, 06/15/19	150	192,171

		1,465,892

18

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2020 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 2.42%
Costco Wholesale Corp.
1.70%, 12/15/19	$1,075	$1,040,829
Kroger Co. (The)
6.15%, 01/15/20	200	229,875

		1,270,704
FOOD PRODUCTS — 1.71%
Kraft Foods Group Inc.
5.38%, 02/10/20	300	340,209
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	107,864
Mondelez International Inc.
5.38%, 02/10/20	400	451,093

		899,166
HEALTH CARE EQUIPMENT & SUPPLIES — 8.22%
Abbott Laboratories
5.13%, 04/01/19	875	1,001,202
Baxter International Inc.
4.50%, 08/15/19	750	838,586
Becton, Dickinson and Co.
5.00%, 05/15/19	450	504,136
Boston Scientific Corp.
6.00%, 01/15/20	175	200,180
Medtronic Inc.
4.45%, 03/15/20	1,275	1,398,021
Stryker Corp.
4.38%, 01/15/20	350	384,713

		4,326,838
HOTELS, RESTAURANTS & LEISURE — 1.53%
McDonald’s Corp.
1.88%, 05/29/19	700	691,855
Yum! Brands Inc.
5.30%, 09/15/19	100	111,072

		802,927
IT SERVICES — 2.94%
International Business Machines Corp.
1.88%, 05/15/19	900	889,593
8.38%, 11/01/19	500	659,183

		1,548,776
LIFE SCIENCES TOOLS & SERVICES — 0.22%
Life Technologies Corp.
6.00%, 03/01/20	100	113,383

		113,383
MACHINERY — 1.66%
Illinois Tool Works Inc.
6.25%, 04/01/19	600	706,440
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	175	167,777

		874,217

Security	Principal (000s)	Value

MEDIA — 3.40%
Comcast Corp.
5.15%, 03/01/20	$550	$631,090
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	350	394,945
Thomson Reuters Corp.
4.70%, 10/15/19	200	219,851
Time Warner Cable Inc.
5.00%, 02/01/20	350	352,105
Time Warner Inc.
4.88%, 03/15/20	175	192,462

		1,790,453
METALS & MINING — 6.61%
Allegheny Technologies Inc.
9.38%, 06/01/19	100	119,719
Barrick Gold Corp.
6.95%, 04/01/19	200	216,075
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	975	1,175,942
Cliffs Natural Resources Inc.
5.90%, 03/15/20	175	171,790
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20[a]	200	182,335
Newmont Mining Corp.
5.13%, 10/01/19	175	184,795
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	950	1,236,754
Vale Overseas Ltd.
5.63%, 09/15/19	175	189,924

		3,477,334
MULTI-UTILITIES — 1.66%
Consumers Energy Co.
6.70%, 09/15/19	700	873,213

		873,213
OFFICE ELECTRONICS — 0.43%
Xerox Corp.
5.63%, 12/15/19	200	224,832

		224,832
OIL, GAS & CONSUMABLE FUELS — 10.78%
Cenovus Energy Inc.
5.70%, 10/15/19	250	289,668
ConocoPhillips
6.00%, 01/15/20	975	1,168,206
Duke Capital LLC
8.00%, 10/01/19	200	252,203
Enbridge Energy Partners LP
5.20%, 03/15/20	175	190,383
EOG Resources Inc.
5.63%, 06/01/19	1,000	1,175,260
Husky Energy Inc.
7.25%, 12/15/19	175	217,748
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	175	207,974

19

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2020 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	$175	$190,313
Plains All American Pipeline LP
8.75%, 05/01/19	175	228,979
Shell International Finance BV
4.30%, 09/22/19	875	971,613
4.38%, 03/25/20	350	386,110
Valero Energy Corp.
6.13%, 02/01/20	175	201,601
Williams Partners LP
5.25%, 03/15/20	175	189,823

		5,669,881
PHARMACEUTICALS — 5.19%
AstraZeneca PLC
1.95%, 09/18/19	900	879,150
Merck & Co. Inc.
5.00%, 06/30/19	1,025	1,184,063
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	700	667,206

		2,730,419
ROAD & RAIL — 0.21%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	100	111,964

		111,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.96%
Texas Instruments Inc.
1.65%, 08/03/19	525	504,874

		504,874
SOFTWARE — 4.24%
Adobe Systems Inc.
4.75%, 02/01/20	100	109,087
Microsoft Corp.
4.20%, 06/01/19	700	780,787
Oracle Corp.
5.00%, 07/08/19	1,175	1,343,382

		2,233,256
TOBACCO — 2.53%
Altria Group Inc.
9.25%, 08/06/19	175	234,342
Lorillard Tobacco Co.
8.13%, 06/23/19	175	214,232
Philip Morris International Inc.
4.50%, 03/26/20	800	882,470

		1,331,044
WIRELESS TELECOMMUNICATION SERVICES — 5.07%
America Movil SAB de CV
5.00%, 10/16/19	100	109,129
5.00%, 03/30/20	1,075	1,157,416

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
5.45%, 06/10/19	$1,225	$1,400,092

		2,666,637

TOTAL CORPORATE BONDS & NOTES
(Cost: $53,478,943)		51,360,963

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	775	774,726

		774,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $774,726)		774,726

TOTAL INVESTMENTS IN SECURITIES — 99.10%
(Cost: $54,253,669)		52,135,689
Other Assets, Less Liabilities — 0.90%		472,280

NET ASSETS — 100.00%		$52,607,969

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2020 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 67.82%

AEROSPACE & DEFENSE — 1.51%
Embraer Overseas Ltd.
6.38%, 01/15/20	$70	$77,008
L-3 Communications Corp.
5.20%, 10/15/19	70	75,618

		152,626
AIRLINES — 0.87%
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20 (Call 05/23/19)	82	88,394

		88,394
BEVERAGES — 1.71%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	150	173,039

		173,039
CAPITAL MARKETS — 5.45%
Goldman Sachs Group Inc. (The)
5.38%, 03/15/20	200	219,620
Morgan Stanley
5.63%, 09/23/19	300	331,676

		551,296
CHEMICALS — 2.74%
Dow Chemical Co. (The)
8.55%, 05/15/19	130	167,448
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	109,531

		276,979
COMMERCIAL BANKS — 8.31%
Barclays Bank PLC
5.13%, 01/08/20	200	221,728
Credit Suisse New York
5.40%, 01/14/20	160	172,241
PNC Funding Corp.
5.13%, 02/08/20[a]	100	111,303
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100	112,290
Westpac Banking Corp.
4.88%, 11/19/19	200	222,734

		840,296
COMMERCIAL SERVICES & SUPPLIES — 1.08%
Republic Services Inc.
5.00%, 03/01/20	100	109,420

		109,420

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 1.09%
Cisco Systems Inc.
4.45%, 01/15/20	$100	$110,049

		110,049
COMPUTERS & PERIPHERALS — 0.51%
Dell Inc.
5.88%, 06/15/19	50	51,500

		51,500
CONSUMER FINANCE — 1.21%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	122,682

		122,682
DIVERSIFIED FINANCIAL SERVICES — 9.89%
Bank of America Corp.
7.63%, 06/01/19	200	243,909
Citigroup Inc.
8.50%, 05/22/19	200	255,302
General Electric Capital Corp.
5.50%, 01/08/20	200	226,425
J.P. Morgan Chase & Co.
4.95%, 03/25/20	250	273,801

		999,437
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.66%
Orange
5.38%, 07/08/19	100	111,741
Telecom Italia Capital SA
7.18%, 06/18/19	50	55,645

		167,386
ELECTRICAL EQUIPMENT — 0.86%
Roper Industries Inc.
6.25%, 09/01/19	75	86,486

		86,486
FOOD PRODUCTS — 2.53%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	86,468
Mondelez International Inc.
5.38%, 02/10/20	150	169,160

		255,628
INSURANCE — 3.75%
Aflac Inc.
8.50%, 05/15/19	100	129,714
Allstate Corp. (The)
7.45%, 05/16/19	100	125,990
Prudential Financial Inc.
7.38%, 06/15/19	100	123,767

		379,471

21

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2020 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

LIFE SCIENCES TOOLS & SERVICES — 1.12%
Life Technologies Corp.
6.00%, 03/01/20	$100	$113,383

		113,383
MEDIA — 6.53%
Comcast Corp.
5.70%, 07/01/19	150	175,454
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	100	109,097
Time Warner Cable Inc.
5.00%, 02/01/20	150	150,902
Time Warner Inc.
4.88%, 03/15/20	100	109,978
Viacom Inc.
5.63%, 09/15/19	100	114,651

		660,082
METALS & MINING — 2.06%
Barrick Gold Corp.
6.95%, 04/01/19	25	27,009
Newmont Mining Corp.
5.13%, 10/01/19	100	105,597
Vale Overseas Ltd.
5.63%, 09/15/19	70	75,970

		208,576
MULTI-UTILITIES — 0.62%
Consumers Energy Co.
6.70%, 09/15/19	50	62,372

		62,372
OIL, GAS & CONSUMABLE FUELS — 6.39%
Magellan Midstream Partners LP
6.55%, 07/15/19	100	119,000
Plains All American Pipeline LP
5.75%, 01/15/20	100	115,137
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	100	107,125
Shell International Finance BV
4.30%, 09/22/19	100	111,042
Talisman Energy Inc.
7.75%, 06/01/19	70	85,744
Williams Partners LP
5.25%, 03/15/20	100	108,470

		646,518
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.87%
Boston Properties LP
5.88%, 10/15/19	150	173,897
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	229,508
Weyerhaeuser Co.
7.38%, 10/01/19	75	88,761

		492,166

Security	Principal or Shares (000s)	Value

ROAD & RAIL — 0.55%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	$50	$55,982

		55,982
TOBACCO — 0.85%
Lorillard Tobacco Co.
8.13%, 06/23/19	70	85,693

		85,693
TRADING COMPANIES & DISTRIBUTORS — 0.58%
Willis North America Inc.
7.00%, 09/29/19	50	58,600

		58,600
WIRELESS TELECOMMUNICATION SERVICES — 1.08%
America Movil SAB de CV
5.00%, 10/16/19	100	109,129

		109,129

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,814,568)		6,857,190

INVESTMENT COMPANIES — 30.41%
iSharesBond 2020 Corporate ex-Financials Term ETF[a]	32,100	3,074,538

		3,074,538

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,074,538

22

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2020 CORPORATE TERM ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	187	$187,237

		187,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,237)		187,237

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $10,048,890)		10,118,965
Other Assets, Less Liabilities — (0.08)%		(8,184)

NET ASSETS — 100.00%		$10,110,781

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2023 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.44%

AEROSPACE & DEFENSE — 6.11%
Embraer SA
5.15%, 06/15/22	$100	$102,250
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	800	726,577
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	500	465,376
Raytheon Co.
2.50%, 12/15/22	400	368,845
United Technologies Corp.
3.10%, 06/01/22	900	890,987

		2,554,035
AIR FREIGHT & LOGISTICS — 1.35%
FedEx Corp.
2.63%, 08/01/22	50	46,205
United Parcel Service Inc.
2.45%, 10/01/22	550	518,663

		564,868
AIRLINES — 0.83%
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23 (Call 04/19/22)	175	189,485
Delta Air Lines Inc. 2007-1A Pass Through Trust Series 071A
6.82%, 02/10/24 (Call 08/10/22)	138	155,160

		344,645
BEVERAGES — 5.10%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	500	468,055
2.63%, 01/17/23	400	376,311
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	91,600
Diageo Investment Corp.
2.88%, 05/11/22	500	478,706
8.00%, 09/15/22	150	198,983
PepsiCo Inc.
2.75%, 03/01/23	550	517,043

		2,130,698
BIOTECHNOLOGY — 0.47%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	99,283
Celgene Corp.
3.25%, 08/15/22	100	96,041

		195,324

Security	Principal (000s)	Value

CHEMICALS — 4.37%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$50	$46,505
Air Products and Chemicals Inc.
2.75%, 02/03/23	100	93,279
Cabot Corp.
3.70%, 07/15/22	100	97,458
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	93,628
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	600	562,882
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	98,024
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	500	459,823
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	91,309
2.70%, 02/21/23 (Call 11/21/22)	300	285,327

		1,828,235
COMMERCIAL SERVICES & SUPPLIES — 0.43%
ADT Corp. (The)
3.50%, 07/15/22	100	84,477
Catholic Health Initiatives
2.95%, 11/01/22	100	93,116

		177,593
COMMUNICATIONS EQUIPMENT — 0.46%
Motorola Solutions Inc.
3.50%, 03/01/23	100	94,591
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	98,647

		193,238
COMPUTERS & PERIPHERALS — 0.12%
Hewlett-Packard Co.
4.05%, 09/15/22	50	48,728

		48,728
CONSTRUCTION & ENGINEERING — 0.23%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	95,965

		95,965
CONSUMER FINANCE — 1.90%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	300	278,992
2.85%, 06/01/22	150	144,070
Toyota Motor Credit Corp.
2.63%, 01/10/23	400	372,954

		796,016
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.47%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	600	548,537

24

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	$1,000	$903,479

		1,452,016
ELECTRIC UTILITIES — 6.96%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	92,913
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	200	187,235
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	100	96,223
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	194,045
Georgia Power Co.
2.85%, 05/15/22	300	288,856
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	200	186,307
Oncor Electric Delivery Co.
4.10%, 06/01/22 (Call 03/01/22)	50	52,242
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	93,247
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	96,202
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	500	472,940
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	96,738
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	400	375,664
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	700	674,590

		2,907,202
ELECTRICAL EQUIPMENT — 0.46%
Emerson Electric Co.
2.63%, 02/15/23	200	190,754

		190,754
ENERGY EQUIPMENT & SERVICES — 2.60%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	100	96,624
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	950	896,136
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	100	95,414

		1,088,174
FOOD & STAPLES RETAILING — 0.79%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	47,146
Sysco Corp.
2.60%, 06/12/22	200	187,973
Walgreen Co.
3.10%, 09/15/22	100	95,307

		330,426

Security	Principal (000s)	Value

FOOD PRODUCTS — 0.94%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$100	$95,484
Kellogg Co.
2.75%, 03/01/23	100	93,618
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,066
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	103,683

		392,851
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Baxter International Inc.
2.40%, 08/15/22	250	232,707
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	98,546

		331,253
HEALTH CARE PROVIDERS & SERVICES — 1.13%
Cardinal Health Inc.
3.20%, 03/15/23	300	281,185
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	96,702
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	94,798

		472,685
HOTELS, RESTAURANTS & LEISURE — 0.17%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	75	69,888

		69,888
HOUSEHOLD DURABLES — 0.59%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	196,372
Whirlpool Corp.
3.70%, 03/01/23	50	48,269

		244,641
HOUSEHOLD PRODUCTS — 0.77%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	47,723
Colgate-Palmolive Co.
1.95%, 02/01/23	300	272,010

		319,733
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.36%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	150	150,636

		150,636
INDUSTRIAL CONGLOMERATES — 4.19%
3M Co.
2.00%, 06/26/22	350	325,675

25

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Eaton Corp.
2.75%, 11/02/22[a]	$200	$186,854
General Electric Co.
2.70%, 10/09/22	1,200	1,139,550
Parker Hannifin Corp.
3.50%, 09/15/22	100	100,068

		1,752,147
INTERNET & CATALOG RETAIL — 0.22%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	91,790

		91,790
INTERNET SOFTWARE & SERVICES — 2.21%
Baidu Inc.
3.50%, 11/28/22	600	545,346
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	400	377,222

		922,568
IT SERVICES — 0.98%
Computer Sciences Corp.
4.45%, 09/15/22	50	49,477
International Business Machines Corp.
1.88%, 08/01/22	400	358,229

		407,706
LIFE SCIENCES TOOLS & SERVICES — 0.22%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	93,055

		93,055
MACHINERY — 2.50%
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,000	950,999
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	94,600

		1,045,599
MEDIA — 3.02%
Comcast Corp.
3.13%, 07/15/22	200	196,224
News America Inc.
3.00%, 09/15/22	100	93,946
Omnicom Group Inc.
3.63%, 05/01/22	300	291,947
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	115,254
Time Warner Inc.
3.40%, 06/15/22	100	98,185
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	100	94,509
Walt Disney Co. (The)
2.35%, 12/01/22	400	371,489

		1,261,554

Security	Principal (000s)	Value

METALS & MINING — 2.78%
Barrick Gold Corp.
3.85%, 04/01/22	$100	$85,379
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)[a]	300	269,326
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	44,759
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	300	306,033
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)	450	410,536
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	50	45,000

		1,161,033
MULTI-UTILITIES — 0.57%
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	100	97,779
Dominion Resources Inc.
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	95,005
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	50	46,850

		239,634
MULTILINE RETAIL — 0.11%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	46,553

		46,553
OIL, GAS & CONSUMABLE FUELS — 17.54%
Apache Corp.
2.63%, 01/15/23	900	834,246
BP Capital Markets PLC
2.50%, 11/06/22	1,100	1,005,297
3.25%, 05/06/22	150	146,234
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	850	792,310
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	467,015
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	100	96,276
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	94,432
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	385,568
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	400	372,826
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	95,055
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	93,443
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	94,385
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	800	744,706
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	92,971

26

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Phillips 66
4.30%, 04/01/22	$100	$102,981
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	100	92,782
Shell International Finance BV
2.25%, 01/06/23	450	413,320
2.38%, 08/21/22	400	373,304
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	93,890
Total Capital International SA
2.70%, 01/25/23	300	280,290
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	464,960
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	100	99,714
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	93,959

		7,329,964
PERSONAL PRODUCTS — 0.22%
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	92,695

		92,695
PHARMACEUTICALS — 10.04%
AbbVie Inc.
2.90%, 11/06/22[a]	200	189,490
Allergan Inc.
2.80%, 03/15/23 (Call 12/15/22)	100	95,181
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	360,060
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	550	522,605
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	575	553,681
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	465,887
Novartis Capital Corp.
2.40%, 09/21/22	1,000	929,407
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	925	866,150
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	95,244
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	125	119,648

		4,197,353
ROAD & RAIL — 0.96%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	100	95,383
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	125	115,131
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	94,796
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	96,065

		401,375

Security	Principal (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.47%
Broadcom Corp.
2.50%, 08/15/22	$200	$184,750
Intel Corp.
2.70%, 12/15/22	800	752,844
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	95,116

		1,032,710
SOFTWARE — 3.21%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	95,456
Microsoft Corp.
2.13%, 11/15/22	400	363,531
Oracle Corp.
2.50%, 10/15/22	950	883,533

		1,342,520
SPECIALTY RETAIL — 1.41%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	49,299
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	550	541,690

		590,989
TOBACCO — 1.78%
Altria Group Inc.
2.85%, 08/09/22	100	92,288
Philip Morris International Inc.
2.63%, 03/06/23	600	556,999
Reynolds American Inc.
3.25%, 11/01/22	100	94,238

		743,525
WIRELESS TELECOMMUNICATION SERVICES — 3.61%
America Movil SAB de CV
3.13%, 07/16/22	700	649,208
Vodafone Group PLC
2.50%, 09/26/22	500	445,435
2.95%, 02/19/23	450	415,811

		1,510,454

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,597,587)		41,142,828

27

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE ex-FINANCIALS TERM ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	381	$380,964

		380,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $380,964)		380,964

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $43,978,551)		41,523,792
Other Assets, Less Liabilities — 0.65%		272,960

NET ASSETS — 100.00%		$41,796,752

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARESBONDTM 2023 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 67.64%

AIRLINES — 0.38%
Delta Air Lines Inc. 2007-1A Pass Through Trust Series 071A
6.82%, 02/10/24 (08/10/22)	$34	$38,790

		38,790

BEVERAGES — 0.97%
Anheuser-Busch InBev Worldwide Inc.
2.63%, 01/17/23	104	97,841

		97,841

BIOTECHNOLOGY — 0.48%
Celgene Corp.
3.25%, 08/15/22	50	48,020

		48,020

BUILDING PRODUCTS — 0.68%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	70	68,453

		68,453

CAPITAL MARKETS — 3.34%
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	150	143,531
Morgan Stanley
3.75%, 02/25/23	150	143,685
4.88%, 11/01/22	50	49,571

		336,787

CHEMICALS — 1.42%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	74,903
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	70	68,617

		143,520

COMMERCIAL BANKS — 5.11%
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	100	92,755
BNP Paribas SA
3.25%, 03/03/23	100	91,885
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	92,732
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	94,027
Wells Fargo & Co. Series M
3.45%, 02/13/23	150	143,733

		515,132

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 1.10%
ADT Corp. (The)
3.50%, 07/15/22	$50	$42,239
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	70	68,484

		110,723

COMMUNICATIONS EQUIPMENT — 1.34%
Motorola Solutions Inc.
3.50%, 03/01/23	70	66,213
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	70	69,053

		135,266

COMPUTERS & PERIPHERALS — 0.48%
Hewlett-Packard Co.
4.05%, 09/15/22	50	48,728

		48,728

CONSTRUCTION & ENGINEERING — 0.95%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	95,965

		95,965

CONSUMER FINANCE — 0.93%
American Express Co.
2.65%, 12/02/22	100	93,195

		93,195

DIVERSIFIED FINANCIAL SERVICES — 8.00%
Bank of America Corp.
3.30%, 01/11/23	200	188,459
Citigroup Inc.
3.38%, 03/01/23	100	96,136
4.05%, 07/30/22	50	48,745
General Electric Capital Corp.
3.15%, 09/07/22	200	188,731
J.P. Morgan Chase & Co.
3.20%, 01/25/23	300	283,693

		805,764

ELECTRIC UTILITIES — 2.53%
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	100	97,022
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	95,650
Oncor Electric Delivery Co.
7.00%, 09/01/22	50	62,232

		254,904

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Jabil Circuit Inc.
4.70%, 09/15/22	50	48,750

		48,750

29

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 1.60%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	$100	$94,292
Walgreen Co.
3.10%, 09/15/22	70	66,715

		161,007

FOOD PRODUCTS — 1.94%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	95,483
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,066

		195,549

HEALTH CARE PROVIDERS & SERVICES — 3.94%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	100	92,655
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	66,358
UnitedHealth Group Inc.
2.88%, 03/15/23	150	141,911
WellPoint Inc.
3.30%, 01/15/23	100	95,591

		396,515

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.50%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	50	50,212

		50,212

INDUSTRIAL CONGLOMERATES — 1.40%
Eaton Corp.
2.75%, 11/02/22[c]	100	93,427
General Electric Co.
2.70%, 10/09/22	50	47,481

		140,908

INSURANCE — 2.53%
American International Group Inc.
4.88%, 06/01/22	100	108,538
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	48,420
Hartford Financial Services Group Inc.
5.13%, 04/15/22	25	27,510
Prudential Financial Inc.
5.88%, 09/15/42 (Call 09/15/22)[d]	70	70,700

		255,168

INTERNET & CATALOG RETAIL — 1.30%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	70	64,253
QVC Inc.
4.38%, 03/15/23[c]	70	66,734

		130,987

Security	Principal (000s)	Value

LIFE SCIENCES TOOLS & SERVICES — 0.65%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$70	$65,139

		65,139

MEDIA — 4.39%
Comcast Corp.
3.13%, 07/15/22	150	147,168
Discovery Communications LLC
3.30%, 05/15/22	75	73,089
News America Inc.
3.00%, 09/15/22	50	46,973
Omnicom Group Inc.
3.63%, 05/01/22	50	48,658
Time Warner Entertainment Co. LP
8.38%, 03/15/23	50	57,627
Time Warner Inc.
3.40%, 06/15/22	70	68,729

		442,244

METALS & MINING — 1.94%
Barrick Gold Corp.
3.85%, 04/01/22	50	42,689
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)[c]	100	89,775
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	70	62,663

		195,127

MULTILINE RETAIL — 0.46%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	46,553

		46,553

OIL, GAS & CONSUMABLE FUELS — 6.89%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	50	46,347
BP Capital Markets PLC
2.50%, 11/06/22	50	45,695
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	70	64,998
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	70	67,393
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	95,055
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	70	65,410
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	47,349
Phillips 66
4.30%, 04/01/22	50	51,491
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	49,550
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	70	64,947
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	50	49,857

30

Schedule of Investments  (Unaudited) (Continued)

iSHARESBONDTM 2023 CORPORATE TERM ETF

July 31, 2013

Security	Principal (000s)	Value

Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$50	$45,800

		693,892

PHARMACEUTICALS — 3.21%
AbbVie Inc.
2.90%, 11/06/22[c]	120	113,694
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	47,509
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	95,244
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[c]	70	67,003

		323,450

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.64%
American Tower Corp.
3.50%, 01/31/23	70	63,670
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	92,089
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	99,286
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	46,064
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	70	65,589

		366,698

ROAD & RAIL — 1.81%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	70	66,768
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	48,432
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	67,246

		182,446

SOFTWARE — 0.65%
Oracle Corp.
2.50%, 10/15/22	70	65,103

		65,103

SPECIALTY RETAIL — 0.98%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	49,299
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	50	49,179

		98,478

TOBACCO — 0.93%
Altria Group Inc.
2.85%, 08/09/22	50	46,144
Reynolds American Inc.
3.25%, 11/01/22	50	47,119

		93,263

Security	Principal or Shares (000s)	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.69%
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	$75	$69,392

		69,392

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,793,204)		6,813,969

INVESTMENT COMPANIES — 29.66%
iSharesBond 2023 Corporate ex-Financials Term ETF[b]	32,250	2,988,543

		2,988,543

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		2,988,543

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	220	220,292

		220,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,292)		220,292

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $9,987,749)		10,022,804
Other Assets, Less Liabilities — 0.51%		51,691

NET ASSETS — 100.00%		$10,074,495

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.29%

AEROSPACE & DEFENSE — 2.35%
Boeing Co. (The)
3.50%, 02/15/15	$400	$417,989
4.88%, 02/15/20	600	681,942
General Dynamics Corp.
1.00%, 11/15/17	150	145,747
2.25%, 07/15/16	100	103,648
3.60%, 11/15/42 (Call 05/15/42)	150	128,287
3.88%, 07/15/21 (Call 04/15/21)[a]	350	367,226
Honeywell International Inc.
4.25%, 03/01/21	300	326,516
5.30%, 03/01/18[a]	100	114,912
5.38%, 03/01/41	475	541,649
Lockheed Martin Corp.
3.35%, 09/15/21	600	599,525
4.85%, 09/15/41	400	398,562
Precision Castparts Corp.
1.25%, 01/15/18[a]	500	487,479
2.50%, 01/15/23 (Call 10/15/22)	300	279,225
Raytheon Co.
2.50%, 12/15/22	650	599,373
3.13%, 10/15/20[a]	150	151,778
United Technologies Corp.
1.80%, 06/01/17	1,000	1,009,713
3.10%, 06/01/22[a]	1,275	1,262,232
4.50%, 06/01/42	1,400	1,403,692
5.70%, 04/15/40	75	88,466
6.13%, 02/01/19	25	29,860

		9,137,821

AIR FREIGHT & LOGISTICS — 0.47%
United Parcel Service Inc.
2.45%, 10/01/22	850	801,571
3.13%, 01/15/21	50	50,679
4.88%, 11/15/40 (Call 05/15/40)	350	371,800
5.13%, 04/01/19[a]	500	574,975
6.20%, 01/15/38	25	30,822

		1,829,847

AIRLINES — 0.04%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26 (Call 10/29/24)[a]	150	148,875

		148,875

BEVERAGES — 4.36%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	2,550	2,554,407
1.38%, 07/15/17	1,900	1,877,341
2.50%, 07/15/22	100	93,611
2.63%, 01/17/23	750	705,582
3.75%, 07/15/42	1,100	971,528
5.38%, 11/15/14	50	52,986

Security	Principal (000s)	Value

8.20%, 01/15/39	$250	$368,617
Coca-Cola Co. (The)
0.75%, 03/13/15	700	702,128
1.65%, 03/14/18	700	697,276
1.80%, 09/01/16	100	102,594
2.50%, 04/01/23[a]	400	378,758
3.30%, 09/01/21[a]	600	615,393
Diageo Capital PLC
1.50%, 05/11/17	1,475	1,471,869
2.63%, 04/29/23 (Call 01/29/23)	750	697,318
Diageo Investment Corp.
4.25%, 05/11/42	350	330,902
PepsiCo Inc.
0.70%, 08/13/15	2,150	2,149,530
0.75%, 03/05/15	75	75,106
2.75%, 03/05/22[a]	1,900	1,816,698
2.75%, 03/01/23	750	705,059
3.60%, 08/13/42	350	295,054
4.00%, 03/05/42	150	135,687
7.90%, 11/01/18	125	159,511

		16,956,955

CAPITAL MARKETS — 7.35%
Ameriprise Financial Inc.
5.30%, 03/15/20	500	568,880
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	500	484,977
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	325,405
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	836,723
5.38%, 03/02/16	75	82,758
Deutsche Bank AG London
3.25%, 01/11/16[a]	425	444,935
6.00%, 09/01/17[a]	1,250	1,437,783
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	1,500	1,508,126
2.38%, 01/22/18[a]	1,000	986,887
3.30%, 05/03/15	1,475	1,524,432
3.63%, 02/07/16	525	550,533
3.63%, 01/22/23[a]	500	478,435
5.13%, 01/15/15	50	52,740
5.25%, 07/27/21	200	215,662
5.35%, 01/15/16	250	271,574
5.75%, 01/24/22	1,550	1,720,980
6.13%, 02/15/33	200	220,356
6.15%, 04/01/18	1,575	1,790,364
6.25%, 09/01/17	50	56,947
6.25%, 02/01/41	800	911,494
Invesco Finance PLC
3.13%, 11/30/22	300	282,156
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,800	2,056,555
6.50%, 07/15/18	75	86,302
6.88%, 04/25/18	350	408,773
Morgan Stanley
2.13%, 04/25/18	500	483,228
3.75%, 02/25/23	500	478,951
3.80%, 04/29/16	1,750	1,833,950
4.75%, 03/22/17	1,850	1,981,445
5.50%, 01/26/20[a]	550	603,603
5.50%, 07/28/21[a]	950	1,037,088

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

5.63%, 09/23/19	$350	$386,955
5.75%, 01/25/21	150	166,925
6.00%, 04/28/15	550	590,293
6.38%, 07/24/42[a]	875	994,572
6.63%, 04/01/18	1,400	1,600,517
Northern Trust Corp.
2.38%, 08/02/22	375	344,281
State Street Corp.
2.88%, 03/07/16	500	524,075
3.10%, 05/15/23[a]	300	280,828

		28,610,488

CHEMICALS — 0.91%
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	700	726,521
3.63%, 01/15/21	800	823,410
4.15%, 02/15/43	400	366,050
6.00%, 07/15/18[a]	400	474,961
Lubrizol Corp.
8.88%, 02/01/19	250	330,247
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	570,681
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	244,174

		3,536,044

COMMERCIAL BANKS — 16.30%
Abbey National Treasury Services PLC
4.00%, 04/27/16	350	369,573
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	500	484,418
1.88%, 10/06/17	250	249,369
Bank of Montreal
1.30%, 07/15/16	350	351,072
1.40%, 09/11/17	700	686,548
1.45%, 04/09/18 (Call 03/09/18)	300	290,837
2.55%, 11/06/22 (Call 10/06/22)	300	278,266
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	249,389
1.20%, 02/20/15 (Call 01/20/15)	75	75,535
2.30%, 07/28/16	1,430	1,478,472
3.55%, 09/23/21 (Call 08/23/21)	350	356,371
Bank of Nova Scotia
0.75%, 10/09/15	500	498,260
1.45%, 04/25/18[a]	550	533,776
1.85%, 01/12/15	150	152,456
2.05%, 10/07/15	350	358,598
2.55%, 01/12/17	1,350	1,388,810
3.40%, 01/22/15	100	103,939
Bank One Corp.
8.00%, 04/29/27	25	31,980
Barclays Bank PLC
2.75%, 02/23/15[a]	100	102,687
5.00%, 09/22/16	1,000	1,107,186
5.13%, 01/08/20	400	443,456
6.75%, 05/22/19	250	299,797
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,226,492
5.20%, 12/23/15	500	545,065
BNP Paribas SA
2.38%, 09/14/17[a]	250	250,848

Security	Principal (000s)	Value

3.25%, 03/03/23[a]	$500	$459,427
3.60%, 02/23/16	1,425	1,492,774
5.00%, 01/15/21	600	644,708
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	700,586
1.35%, 07/18/16	350	351,074
Comerica Bank
5.75%, 11/21/16	250	283,751
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	700	700,329
Credit Suisse New York
3.50%, 03/23/15	500	521,917
4.38%, 08/05/20[a]	1,050	1,120,752
HSBC Bank (USA) N.A.
4.88%, 08/24/20	1,400	1,493,256
HSBC Holdings PLC
4.00%, 03/30/22	500	509,493
5.10%, 04/05/21	675	742,794
6.50%, 05/02/36	1,150	1,300,833
6.50%, 09/15/37	700	794,538
HSBC USA Inc.
2.38%, 02/13/15	600	613,809
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,593,415
KeyBank N.A.
1.65%, 02/01/18[a]	250	244,794
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	750	801,396
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	244,115
Murray Street Investment Trust I
4.65%, 03/09/17[b]	1,150	1,228,972
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,343
2.75%, 03/09/17	700	722,169
3.00%, 01/20/23[a]	500	464,995
National Bank of Canada
1.50%, 06/26/15	500	506,492
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[c]	250	227,049
2.95%, 01/30/23 (Call 12/30/22)[c]	400	370,355
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	650	677,239
3.63%, 02/08/15[c]	700	729,688
5.13%, 02/08/20[c]	700	779,119
Rabobank Nederland
2.13%, 10/13/15	400	409,229
3.38%, 01/19/17[a]	1,250	1,314,239
3.88%, 02/08/22	950	952,331
3.95%, 11/09/22	250	240,191
5.25%, 05/24/41[a]	300	314,273
Royal Bank of Canada
0.80%, 10/30/15	600	599,854
0.85%, 03/08/16	500	496,874
1.15%, 03/13/15[a]	500	504,330
1.45%, 10/30/14	50	50,458
2.20%, 07/27/18	750	749,722
2.30%, 07/20/16[a]	250	258,783
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,050	1,072,783
6.13%, 01/11/21	350	392,899
6.40%, 10/21/19	700	786,031

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Societe Generale
2.75%, 10/12/17[a]	$250	$252,591
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	251,130
1.50%, 01/18/18	500	482,545
1.80%, 07/18/17	700	696,332
3.00%, 01/18/23	250	234,397
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	500	488,077
2.88%, 04/04/17	350	362,205
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	500	486,743
2.38%, 10/19/16	775	803,787
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	699,049
2.20%, 11/15/16 (Call 10/14/16)	150	154,360
2.88%, 11/20/14	250	257,498
2.95%, 07/15/22 (Call 06/15/22)[a]	650	611,179
3.00%, 03/15/22 (Call 02/15/22)	500	487,312
UBS AG Stamford
4.88%, 08/04/20	700	768,899
5.88%, 12/20/17	900	1,040,080
Union Bank N.A.
2.13%, 06/16/17	350	349,183
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,000	1,227,048
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	362,114
5.63%, 10/15/16	950	1,066,006
5.75%, 06/15/17	700	801,886
Wells Fargo & Co.
1.50%, 07/01/15	2,025	2,047,613
1.50%, 01/16/18	500	488,592
2.10%, 05/08/17[a]	500	508,408
3.50%, 03/08/22	975	982,859
3.68%, 06/15/16[b]	475	508,607
3.75%, 10/01/14	2,150	2,227,047
4.60%, 04/01/21	100	108,450
5.63%, 12/11/17	250	287,234
Series M
3.45%, 02/13/23	1,075	1,030,083
Westpac Banking Corp.
0.95%, 01/12/16	500	498,864
1.13%, 09/25/15	1,250	1,255,684
2.00%, 08/14/17	700	703,034
3.00%, 08/04/15	50	52,125
4.88%, 11/19/19	425	473,311

		63,454,711

COMMUNICATIONS EQUIPMENT — 0.84%
Cisco Systems Inc.
4.45%, 01/15/20	825	907,899
4.95%, 02/15/19	950	1,086,171
5.50%, 02/22/16	350	391,154
5.50%, 01/15/40	775	876,913

		3,262,137

COMPUTERS & PERIPHERALS — 0.92%
Apple Inc.
0.45%, 05/03/16	350	347,196
1.00%, 05/03/18	1,000	963,339

Security	Principal (000s)	Value

2.40%, 05/03/23	$1,250	$1,147,820
3.85%, 05/04/43	700	611,903
EMC Corp.
1.88%, 06/01/18	500	497,407

		3,567,665

CONSTRUCTION & ENGINEERING — 0.16%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	348,308
2.88%, 05/08/22	25	23,991
4.38%, 05/08/42	250	239,014

		611,313

CONSUMER FINANCE — 4.10%
American Express Co.
2.65%, 12/02/22	143	133,269
4.05%, 12/03/42[a]	337	295,821
7.00%, 03/19/18	700	847,631
American Express Credit Corp.
1.30%, 07/29/16	500	502,728
1.75%, 06/12/15	1,025	1,041,812
2.13%, 07/27/18	500	501,584
2.38%, 03/24/17	575	587,886
2.75%, 09/15/15	500	518,745
2.80%, 09/19/16[a]	1,000	1,044,512
Boeing Capital Corp.
4.70%, 10/27/19	250	282,538
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,250	1,246,897
Daimler Finance North America LLC
8.50%, 01/18/31	325	470,852
HSBC Finance Corp.
5.00%, 06/30/15	950	1,016,018
6.68%, 01/15/21	800	898,924
John Deere Capital Corp.
0.70%, 09/04/15	900	900,731
0.88%, 04/17/15	50	50,267
1.20%, 10/10/17	950	929,423
2.25%, 04/17/19[a]	725	723,526
Toyota Motor Credit Corp.
0.88%, 07/17/15	950	953,958
1.00%, 02/17/15	500	503,372
1.75%, 05/22/17	1,200	1,200,523
2.00%, 09/15/16[a]	250	256,542
2.63%, 01/10/23[a]	750	699,289
3.30%, 01/12/22	350	346,915

		15,953,763

DIVERSIFIED CONSUMER SERVICES — 0.09%
Massachusetts Institute of Technology
5.60%, 07/01/2111	250	295,298
Princeton University Series A
4.95%, 03/01/19	50	57,221

		352,519

DIVERSIFIED FINANCIAL SERVICES — 10.75%
Bank of America Corp.
1.25%, 01/11/16	200	198,831

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

3.30%, 01/11/23	$600	$565,377
3.70%, 09/01/15	2,000	2,087,344
4.50%, 04/01/15	650	682,950
5.00%, 05/13/21	100	107,381
5.70%, 01/24/22	250	279,530
5.75%, 12/01/17[a]	500	560,039
5.88%, 02/07/42	700	782,965
6.50%, 08/01/16	950	1,074,050
7.63%, 06/01/19	1,350	1,646,384
Series 1
3.75%, 07/12/16	1,000	1,054,417
Citigroup Inc.
1.75%, 05/01/18	250	241,235
3.38%, 03/01/23[a]	500	480,681
4.45%, 01/10/17	1,200	1,293,648
4.50%, 01/14/22[a]	1,850	1,944,093
4.75%, 05/19/15	1,425	1,510,562
5.38%, 08/09/20[a]	125	139,554
5.50%, 10/15/14	1,600	1,683,837
6.13%, 11/21/17[a]	750	857,395
6.13%, 05/15/18	1,000	1,148,584
6.38%, 08/12/14	200	210,970
6.88%, 03/05/38	50	60,100
8.13%, 07/15/39	1,000	1,372,152
8.50%, 05/22/19	350	446,779
CME Group Inc.
3.00%, 09/15/22[a]	350	332,713
General Electric Capital Corp.
1.00%, 01/08/16[a]	1,000	996,544
1.63%, 07/02/15	1,200	1,215,119
1.63%, 04/02/18[a]	500	490,187
2.15%, 01/09/15	775	790,937
2.25%, 11/09/15	50	51,161
2.30%, 04/27/17	350	355,814
4.63%, 01/07/21	1,350	1,444,890
4.65%, 10/17/21	750	797,785
5.63%, 09/15/17	150	170,530
5.63%, 05/01/18[a]	900	1,033,546
5.88%, 01/14/38	2,075	2,272,617
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,d]	600	636,750
J.P. Morgan Chase & Co.
1.10%, 10/15/15	500	498,038
1.13%, 02/26/16	250	248,307
1.80%, 01/25/18[a]	250	244,308
2.00%, 08/15/17	600	600,743
3.15%, 07/05/16	1,450	1,518,517
3.20%, 01/25/23	650	614,668
3.25%, 09/23/22[a]	1,450	1,379,024
3.70%, 01/20/15[a]	1,900	1,974,334
4.35%, 08/15/21	175	182,958
5.40%, 01/06/42	1,000	1,078,934
5.60%, 07/15/41	50	55,432
6.00%, 01/15/18[a]	600	685,624
6.30%, 04/23/19	700	823,202
6.40%, 05/15/38	75	90,629
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	350	487,143
Series C
8.00%, 03/01/32	250	344,449

		41,843,761

Security	Principal (000s)	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.98%
AT&T Inc.
0.88%, 02/13/15	$950	$951,650
1.40%, 12/01/17[a]	500	488,870
1.70%, 06/01/17[a]	1,400	1,398,030
2.50%, 08/15/15	1,000	1,034,087
2.95%, 05/15/16	200	209,883
3.00%, 02/15/22	1,275	1,224,554
4.30%, 12/15/42 (Call 06/15/42)	617	539,413
4.35%, 06/15/45 (Call 12/15/44)	250	218,365
5.35%, 09/01/40	725	726,692
5.55%, 08/15/41[a]	1,100	1,150,906
5.80%, 02/15/19[a]	300	349,425
6.30%, 01/15/38	400	449,523
6.50%, 09/01/37[a]	1,400	1,619,970
BellSouth Corp.
5.20%, 09/15/14	500	525,330
BellSouth Telecommunications Inc.
6.38%, 06/01/28	200	223,170
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17[a]	275	269,588
Verizon Communications Inc.
0.70%, 11/02/15	250	249,382
1.10%, 11/01/17[a]	500	486,985
2.00%, 11/01/16	950	973,711
2.45%, 11/01/22 (Call 08/01/22)	1,100	993,827
3.50%, 11/01/21	750	750,459
3.85%, 11/01/42 (Call 05/01/42)	450	365,943
4.75%, 11/01/41	700	650,326
6.10%, 04/15/18	1,400	1,643,580
6.40%, 02/15/38	1,050	1,210,178
7.35%, 04/01/39	100	125,540
7.75%, 12/01/30[a]	400	516,447
8.75%, 11/01/18	32	41,803

		19,387,637

ELECTRIC UTILITIES — 3.20%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	172,792
Commonwealth Edison Co.
5.80%, 03/15/18	600	694,768
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	250	230,188
7.13%, 12/01/18	250	311,804
Series 08-B
6.75%, 04/01/38	350	458,208
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,325	1,211,237
5.30%, 02/15/40	75	82,591
7.00%, 11/15/18	700	867,340
Duke Energy Florida Inc.
6.40%, 06/15/38	150	187,589
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	550	533,622
5.30%, 01/15/19	50	57,406
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	650	614,704
5.69%, 03/01/40	150	177,945
Georgia Power Co.
4.25%, 12/01/19	250	274,889
4.30%, 03/15/42	650	610,915

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Series 10-C
4.75%, 09/01/40	$100	$99,494
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,450
5.13%, 11/01/40 (Call 05/01/40)	250	272,777
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	650	676,731
5.40%, 01/15/40	150	164,996
5.80%, 03/01/37	150	172,582
6.05%, 03/01/34	900	1,067,954
PacifiCorp
6.00%, 01/15/39	500	601,516
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	325	283,341
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	300	284,358
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	374,536
5.50%, 03/15/40	350	404,973
Series 08-A
5.95%, 02/01/38	50	60,416
Virginia Electric and Power Co.
5.40%, 04/30/18	600	693,760
8.88%, 11/15/38	475	758,318

		12,453,200

ELECTRICAL EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 02/15/23	500	476,886

		476,886

ENERGY EQUIPMENT & SERVICES — 0.78%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	350,225
5.13%, 09/15/40	250	273,772
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[a]	150	176,668
5.88%, 05/01/19	250	295,096
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	650	654,081
4.50%, 11/15/41 (Call 05/15/41)	350	341,127
7.45%, 09/15/39	175	238,304
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	471,650
3.95%, 12/01/42 (Call 06/01/42)[a]	250	225,333

		3,026,256

FOOD & STAPLES RETAILING — 2.36%
Costco Wholesale Corp.
1.70%, 12/15/19	500	484,106
5.50%, 03/15/17	250	284,764
Sysco Corp.
5.25%, 02/12/18	300	340,803
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,300	1,322,687
2.55%, 04/11/23 (Call 01/11/23)	500	469,454
2.88%, 04/01/15	500	519,166
3.25%, 10/25/20	950	978,365
5.63%, 04/15/41	1,600	1,873,910
5.80%, 02/15/18	700	825,258

Security	Principal (000s)	Value

6.50%, 08/15/37	$1,650	$2,107,834

		9,206,347

FOOD PRODUCTS — 0.48%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	130,765
4.48%, 03/01/21[a]	250	268,050
5.45%, 03/15/18	300	346,362
5.77%, 03/01/41	325	362,852
Unilever Capital Corp.
0.85%, 08/02/17	650	630,237
5.90%, 11/15/32	100	123,321

		1,861,587

HEALTH CARE EQUIPMENT & SUPPLIES — 1.68%
Abbott Laboratories
5.30%, 05/27/40	650	726,858
Baxter International Inc.
1.85%, 01/15/17[a]	500	503,547
2.40%, 08/15/22	550	511,956
5.90%, 09/01/16[a]	30	33,823
Becton, Dickinson and Co.
3.13%, 11/08/21	400	393,793
Covidien International Finance SA
1.35%, 05/29/15	500	503,515
2.95%, 06/15/23 (Call 03/15/23)[a]	250	237,770
6.55%, 10/15/37	275	346,510
CR Bard Inc.
1.38%, 01/15/18	250	242,975
Medtronic Inc.
2.63%, 03/15/16[a]	600	617,378
3.00%, 03/15/15[a]	350	363,187
3.13%, 03/15/22 (Call 12/15/21)[a]	500	495,661
4.00%, 04/01/43 (Call 10/01/42)	500	456,714
St. Jude Medical Inc.
2.50%, 01/15/16[a]	350	359,310
3.25%, 04/15/23 (Call 01/15/23)	250	238,114
4.75%, 04/15/43 (Call 10/15/42)	150	141,272
Stryker Corp.
2.00%, 09/30/16	350	360,382

		6,532,765

HEALTH CARE PROVIDERS & SERVICES — 1.38%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	487,996
2.75%, 11/15/22 (Call 08/15/22)	300	277,964
4.50%, 05/15/42 (Call 11/15/41)[a]	525	494,034
6.00%, 06/15/16	400	452,897
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	244,013
McKesson Corp.
3.25%, 03/01/16[a]	300	316,034
4.75%, 03/01/21 (Call 12/01/20)	250	274,453
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	500	493,173
2.75%, 02/15/23 (Call 11/15/22)	250	234,111
2.88%, 03/15/22 (Call 12/15/21)	700	673,183
2.88%, 03/15/23	250	236,518
4.25%, 03/15/43 (Call 09/15/42)	400	369,353
6.00%, 02/15/18	50	59,022
6.88%, 02/15/38	600	764,718

		5,377,469

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 0.34%
McDonald’s Corp.
0.75%, 05/29/15	$350	$351,202
2.63%, 01/15/22[a]	350	339,217
3.70%, 02/15/42	600	533,598
5.35%, 03/01/18	75	86,348

		1,310,365

HOUSEHOLD PRODUCTS — 0.92%
Colgate-Palmolive Co.
1.95%, 02/01/23[a]	350	317,345
Kimberly-Clark Corp.
6.63%, 08/01/37	25	32,602
7.50%, 11/01/18	350	439,743
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,470	1,490,006
3.50%, 02/15/15	250	261,835
5.55%, 03/05/37	870	1,025,405

		3,566,936

INDUSTRIAL CONGLOMERATES — 0.92%
3M Co.
1.38%, 09/29/16	250	253,345
2.00%, 06/26/22	575	535,038
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	369,696
General Electric Co.
0.85%, 10/09/15	500	500,207
2.70%, 10/09/22	300	284,887
4.13%, 10/09/42	200	185,319
5.25%, 12/06/17	500	569,832
Koninklijke Philips Electronics NV
3.75%, 03/15/22	550	551,559
5.00%, 03/15/42	100	101,474
6.88%, 03/11/38	200	250,315

		3,601,672

INSURANCE — 2.69%
ACE INA Holdings Inc.
2.60%, 11/23/15	700	727,467
AEGON Funding Co. LLC
5.75%, 12/15/20	250	280,379
Aflac Inc.
2.65%, 02/15/17	600	616,203
Allstate Corp. (The)
3.15%, 06/15/23[a]	250	243,335
4.50%, 06/15/43	250	245,417
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	500	486,598
1.60%, 05/15/17	600	599,163
3.00%, 05/15/22	550	533,762
3.20%, 02/11/15	775	805,225
4.40%, 05/15/42[a]	150	141,054
5.75%, 01/15/40	50	56,639
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	50	50,700

Security	Principal (000s)	Value

3.00%, 02/11/23	$500	$484,198
4.50%, 02/11/43	500	477,715
Chubb Corp. (The)
5.75%, 05/15/18	300	349,066
6.38%, 03/29/67 (Call 04/15/17)[d]	550	594,000
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	230,210
4.13%, 05/15/43 (Call 11/15/42)	100	87,445
MetLife Inc.
1.76%, 12/15/17	500	494,224
3.05%, 12/15/22[a]	250	239,164
4.13%, 08/13/42	670	601,159
6.75%, 06/01/16	150	172,465
7.72%, 02/15/19	750	945,099
Principal Financial Group Inc.
6.05%, 10/15/36	200	232,169
Travelers Companies Inc. (The)
5.35%, 11/01/40	550	610,618
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	183,424

		10,486,898

INTERNET SOFTWARE & SERVICES — 0.50%
Baidu Inc.
3.50%, 11/28/22[a]	500	454,455
eBay Inc.
1.35%, 07/15/17	350	346,155
2.60%, 07/15/22 (Call 04/15/22)[a]	425	400,799
4.00%, 07/15/42 (Call 01/15/42)	100	84,336
Google Inc.
2.13%, 05/19/16	600	622,912
3.63%, 05/19/21	25	26,362

		1,935,019

IT SERVICES — 1.41%
International Business Machines Corp.
0.45%, 05/06/16	250	247,652
0.55%, 02/06/15	100	100,135
0.75%, 05/11/15[a]	2,400	2,412,272
1.25%, 02/08/18	500	490,511
1.63%, 05/15/20	500	469,381
1.88%, 08/01/22	350	313,450
4.00%, 06/20/42[a]	770	715,922
7.63%, 10/15/18	600	756,280

		5,505,603

MACHINERY — 0.94%
Caterpillar Inc.
1.50%, 06/26/17[a]	700	696,362
3.80%, 08/15/42	450	392,626
3.90%, 05/27/21	700	734,099
5.20%, 05/27/41	50	53,024
7.90%, 12/15/18	250	319,082
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	400	380,400
3.90%, 06/09/42 (Call 12/09/41)	500	456,804
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	575	507,998
6.25%, 04/01/19	100	117,740

		3,658,135

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

MEDIA — 3.19%
Comcast Corp.
2.85%, 01/15/23	$750	$711,566
4.25%, 01/15/33	1,500	1,445,426
4.50%, 01/15/43[a]	1,000	940,442
4.65%, 07/15/42	1,425	1,363,098
5.70%, 05/15/18	250	291,562
5.85%, 11/15/15	1,500	1,669,235
6.50%, 01/15/17	1,425	1,659,445
6.95%, 08/15/37	350	440,065
NBCUniversal Media LLC
2.88%, 01/15/23	750	713,065
Thomson Reuters Corp.
5.85%, 04/15/40	225	244,822
6.50%, 07/15/18	525	621,282
Walt Disney Co. (The)
0.88%, 12/01/14	100	100,550
1.10%, 12/01/17	500	488,792
1.13%, 02/15/17[a]	650	640,790
1.35%, 08/16/16	300	304,094
2.35%, 12/01/22	500	464,361
Series E
4.13%, 12/01/41	350	332,671

		12,431,266

METALS & MINING — 1.73%
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	1,250	1,258,145
1.63%, 02/24/17	950	950,558
2.88%, 02/24/22	325	308,666
4.13%, 02/24/42[a]	300	274,203
6.50%, 04/01/19	50	60,305
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	200	203,076
6.50%, 07/15/18	400	470,910
7.13%, 07/15/28	250	307,245
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	100	100,152
1.63%, 08/21/17 (Call 07/21/17)[a]	1,000	983,235
2.88%, 08/21/22 (Call 05/21/22)[a]	930	848,441
3.50%, 03/22/22 (Call 12/22/21)	375	360,316
4.13%, 08/21/42 (Call 02/21/42)	725	615,232

		6,740,484

MULTI-UTILITIES — 0.15%
Consumers Energy Co.
6.70%, 09/15/19	250	311,862
San Diego Gas & Electric Co.
4.50%, 08/15/40	250	254,592

		566,454

MULTILINE RETAIL — 0.84%
Nordstrom Inc.
6.25%, 01/15/18[a]	400	462,177
Target Corp.
2.90%, 01/15/22[a]	900	880,725

Security	Principal (000s)	Value

4.00%, 07/01/42	$925	$852,927
5.38%, 05/01/17	500	567,680
6.00%, 01/15/18	100	117,492
7.00%, 01/15/38	300	397,897

		3,278,898

OIL, GAS & CONSUMABLE FUELS — 6.86%
Apache Corp.
2.63%, 01/15/23[a]	250	231,735
3.25%, 04/15/22 (Call 01/15/22)	400	396,962
4.25%, 01/15/44 (Call 07/15/43)	500	446,436
4.75%, 04/15/43 (Call 10/15/42)	735	708,515
5.63%, 01/15/17[a]	500	564,906
BP Capital Markets PLC
1.38%, 11/06/17	300	294,085
1.85%, 05/05/17	2,725	2,740,612
2.50%, 11/06/22	650	594,039
2.75%, 05/10/23	500	464,798
3.13%, 10/01/15	700	734,408
4.74%, 03/11/21	50	54,532
Chevron Corp.
0.89%, 06/24/16	250	250,677
1.72%, 06/24/18 (Call 05/24/18)	1,000	994,404
2.36%, 12/05/22 (Call 09/05/22)	500	466,065
3.19%, 06/24/23 (Call 03/24/23)	250	246,652
4.95%, 03/03/19	675	774,482
Conoco Funding Co.
7.25%, 10/15/31[a]	400	533,684
ConocoPhillips
5.75%, 02/01/19	325	381,006
6.50%, 02/01/39	1,300	1,665,503
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	1,450	1,658,832
ConocoPhillips Holding Co.
6.95%, 04/15/29	350	451,189
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	350	326,223
2.95%, 06/01/15	600	624,985
5.63%, 06/01/19	50	58,763
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	680	665,667
2.70%, 02/15/23 (Call 11/15/22)[a]	650	605,074
Shell International Finance BV
0.63%, 12/04/15	500	499,932
1.13%, 08/21/17	1,700	1,671,184
2.38%, 08/21/22	630	587,953
3.10%, 06/28/15	150	157,161
5.50%, 03/25/40	300	351,296
6.38%, 12/15/38	675	873,413
Total Capital Canada Ltd.
2.75%, 07/15/23	500	467,462
Total Capital International SA
0.75%, 01/25/16	1,400	1,397,794
2.70%, 01/25/23	670	625,981
Total Capital SA
2.30%, 03/15/16	125	129,478
3.13%, 10/02/15	350	368,001
TransCanada PipeLines Ltd.
0.88%, 03/02/15	1,000	1,003,057
2.50%, 08/01/22	250	232,480
3.80%, 10/01/20	200	209,705
6.10%, 06/01/40	700	824,221
7.63%, 01/15/39	275	372,225

		26,705,577

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

PHARMACEUTICALS — 6.21%
Allergan Inc.
3.38%, 09/15/20	$20	$20,489
AstraZeneca PLC
1.95%, 09/18/19	1,025	1,001,254
4.00%, 09/18/42	800	713,549
6.45%, 09/15/37	50	61,191
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	350	339,703
2.00%, 08/01/22	400	360,060
3.25%, 08/01/42	375	300,360
Eli Lilly and Co.
5.20%, 03/15/17	750	839,356
5.55%, 03/15/37	150	168,451
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	500	496,576
5.65%, 05/15/18	125	145,064
6.38%, 05/15/38	900	1,114,190
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,300	1,305,010
2.85%, 05/08/22[a]	850	818,485
Johnson & Johnson
2.15%, 05/15/16	75	77,799
2.95%, 09/01/20[a]	350	356,944
5.55%, 08/15/17	500	579,326
5.95%, 08/15/37	525	642,004
McKesson Corp.
0.95%, 12/04/15	500	501,030
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,000	968,290
2.25%, 01/15/16	500	517,665
2.40%, 09/15/22 (Call 06/15/22)	750	698,830
2.80%, 05/18/23	250	237,566
3.60%, 09/15/42 (Call 03/15/42)[a]	1,000	857,115
4.00%, 06/30/15	350	372,535
4.15%, 05/18/43	500	471,155
5.00%, 06/30/19	125	144,398
Novartis Capital Corp.
2.40%, 09/21/22	500	464,704
2.90%, 04/24/15	50	52,055
3.70%, 09/21/42	375	329,130
Novartis Securities Investment Ltd.
5.13%, 02/10/19	825	948,136
Pfizer Inc.
3.00%, 06/15/23[a]	350	338,019
4.30%, 06/15/43	350	336,686
5.35%, 03/15/15	1,550	1,667,072
6.20%, 03/15/19	1,000	1,211,134
7.20%, 03/15/39	1,300	1,782,720
Sanofi
2.63%, 03/29/16	1,000	1,046,757
4.00%, 03/29/21	300	320,582
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	25	31,915
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,523
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,000	1,002,027

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	$500	$476,576

		24,167,431

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.68%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	925	937,480
3.38%, 03/15/22 (Call 12/15/21)	850	839,580
4.75%, 03/15/42 (Call 09/15/41)	275	267,301
5.10%, 06/15/15	100	107,914
5.25%, 12/01/16 (Call 09/02/16)	350	391,190
5.65%, 02/01/20 (Call 11/01/19)	100	114,754

		2,658,219

ROAD & RAIL — 0.07%
Canadian National Railway Co.
5.55%, 03/01/19	250	290,095

		290,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.91%
Applied Materials Inc.
4.30%, 06/15/21[a]	250	262,055
5.85%, 06/15/41	50	53,345
Intel Corp.
1.35%, 12/15/17	800	785,326
3.30%, 10/01/21[a]	1,075	1,081,035
4.00%, 12/15/32[a]	300	281,348
4.25%, 12/15/42	500	458,139
Texas Instruments Inc.
0.45%, 08/03/15	75	74,760
1.65%, 08/03/19	550	528,916

		3,524,924

SOFTWARE — 1.95%
Microsoft Corp.
0.88%, 11/15/17[a]	500	488,333
1.63%, 09/25/15	300	307,137
2.13%, 11/15/22	250	227,207
2.38%, 05/01/23 (Call 02/01/23)	500	460,872
3.00%, 10/01/20	600	610,041
3.50%, 11/15/42	500	423,860
5.30%, 02/08/41	275	307,962
Oracle Corp.
1.20%, 10/15/17	800	782,616
2.38%, 01/15/19	600	604,816
2.50%, 10/15/22[a]	1,100	1,023,039
3.63%, 07/15/23	500	508,969
5.00%, 07/08/19	50	57,165
5.25%, 01/15/16	550	609,476
5.38%, 07/15/40	1,075	1,188,164

		7,599,657

SPECIALTY RETAIL — 1.19%
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	350	332,153
5.40%, 03/01/16	1,075	1,196,951
5.88%, 12/16/36	875	1,034,647
5.95%, 04/01/41 (Call 10/01/40)[a]	250	305,506

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$700	$698,420
3.12%, 04/15/22 (Call 01/15/22)	300	295,467
3.80%, 11/15/21 (Call 08/15/21)[a]	75	78,216
4.65%, 04/15/42 (Call 10/15/41)	400	394,774
6.65%, 09/15/37	250	310,128

		4,646,262

TEXTILES, APPAREL & LUXURY GOODS — 0.12%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	500	458,853

		458,853

TOBACCO — 0.79%
Philip Morris International Inc.
1.13%, 08/21/17	1,525	1,491,485
2.50%, 08/22/22[a]	675	624,927
3.88%, 08/21/42	750	649,983
4.13%, 03/04/43	200	180,141
5.65%, 05/16/18[a]	100	116,407

		3,062,943

WIRELESS TELECOMMUNICATION SERVICES — 2.26%
Alltel Corp.
7.88%, 07/01/32	150	200,496
America Movil SAB de CV
2.38%, 09/08/16[a]	1,500	1,532,100
3.13%, 07/16/22	1,200	1,112,928
4.38%, 07/16/42	700	588,040
5.00%, 03/30/20	100	107,667
6.38%, 03/01/35	50	54,596
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	695	904,844
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	36,130
Vodafone Group PLC
2.50%, 09/26/22	600	534,522
4.38%, 02/19/43[a]	950	846,312
5.00%, 09/15/15	350	378,853
5.38%, 01/30/15	450	479,457
5.45%, 06/10/19	75	85,720
5.63%, 02/27/17	1,350	1,513,526
6.15%, 02/27/37	375	408,362

		8,783,553

TOTAL CORPORATE BONDS & NOTES
(Cost: $400,594,922)		382,567,290

SHORT-TERM INVESTMENTS — 6.01%

MONEY MARKET FUNDS — 6.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	17,060	17,060,155

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,e,f]	1,615	$1,615,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	4,709	4,709,050

		23,384,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,384,633)		23,384,633

TOTAL INVESTMENTS IN SECURITIES — 104.30%
(Cost: $423,979,555)		405,951,923
Other Assets, Less Liabilities — (4.30)%		(16,750,072)

NET ASSETS — 100.00%		$389,201,851

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.21%

AEROSPACE & DEFENSE — 1.04%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	$25	$25,781
Bombardier Inc.
5.75%, 03/15/22[a]	50	50,500
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	52,847
Northrop Grumman Corp.
3.25%, 08/01/23	25	23,981
5.05%, 08/01/19	50	56,357

		209,466
AIR FREIGHT & LOGISTICS — 0.11%
FedEx Corp.
4.10%, 04/15/43	25	21,768

		21,768
AIRLINES — 0.38%
United Airlines Inc.
6.75%, 09/15/15 (Call 10/07/13)[a]	75	77,437

		77,437
AUTO COMPONENTS — 0.54%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	54,625
Johnson Controls Inc.
5.50%, 01/15/16	50	55,066

		109,691
AUTOMOBILES — 0.26%
Ford Motor Co.
4.75%, 01/15/43	25	22,572
7.45%, 07/16/31	25	30,702

		53,274
BEVERAGES — 0.39%
Constellation Brands Inc.
6.00%, 05/01/22	50	54,000
Molson Coors Brewing Co.
3.50%, 05/01/22	25	24,793

		78,793
BIOTECHNOLOGY — 2.15%
Amgen Inc.
2.50%, 11/15/16	75	78,025
3.88%, 11/15/21 (Call 08/15/21)	100	101,968
5.15%, 11/15/41 (Call 05/15/41)	125	122,558
Celgene Corp.
1.90%, 08/15/17	50	49,830
Gilead Sciences Inc.

Security	Principal (000s)	Value

3.05%, 12/01/16	$25	$26,469
4.40%, 12/01/21 (Call 09/01/21)	25	26,862
5.65%, 12/01/41 (Call 06/01/41)	25	28,105

		433,817
BUILDING PRODUCTS — 0.52%
Masco Corp.
7.13%, 03/15/20	50	56,625
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	48,895

		105,520
CAPITAL MARKETS — 2.80%
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	27,192
6.45%, 05/01/36	50	51,302
6.75%, 10/01/37	50	52,876
Jefferies Group LLC
5.13%, 04/13/18	45	48,065
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	100	109,669
6.11%, 01/29/37	100	98,489
Morgan Stanley
4.10%, 05/22/23	50	46,723
4.88%, 11/01/22	25	24,786
Nomura Holdings Inc.
2.00%, 09/13/16	50	49,559
6.70%, 03/04/20	50	57,158

		565,819
CHEMICALS — 2.83%
Agrium Inc.
3.50%, 06/01/23	50	47,704
Ashland Inc.
4.75%, 08/15/22[a]	50	49,375
CF Holdings Industries Inc.
3.45%, 06/01/23	75	70,962
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	22,421
7.38%, 11/01/29	75	95,887
8.55%, 05/15/19	75	96,604
Ecolab Inc.
3.00%, 12/08/16	25	26,251
4.35%, 12/08/21	50	52,790
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	110,113

		572,107
COMMERCIAL BANKS — 4.41%
CIT Group Inc.
4.25%, 08/15/17	75	76,687
5.50%, 02/15/19[a]	100	104,875
Credit Suisse New York
5.40%, 01/14/20	25	26,913
Dresdner Bank AG
7.25%, 09/15/15	50	52,779
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	75	74,551

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Goldman Sachs Capital I
6.35%, 02/15/34	$50	$49,000
HBOS PLC
6.00%, 11/01/33[a]	25	23,125
KeyCorp
3.75%, 08/13/15	50	52,698
National City Corp.
6.88%, 05/15/19	50	59,526
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	47,918
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	25	25,603
6.13%, 12/15/22	50	48,311
7.65%, 12/31/49 (Call 09/30/31)[b]	25	23,750
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	50	51,015
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b]	100	122,270
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,830

		891,851
COMMERCIAL SERVICES & SUPPLIES — 1.26%
ADT Corp. (The)
3.50%, 07/15/22	25	21,119
4.88%, 07/15/42	25	18,007
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	35	35,875
Republic Services Inc.
5.25%, 11/15/21	75	82,717
Waste Management Inc.
2.60%, 09/01/16	50	51,507
2.90%, 09/15/22 (Call 06/15/22)	50	46,225

		255,450
COMMUNICATIONS EQUIPMENT — 0.48%
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,648
Nokia OYJ
5.38%, 05/15/19	75	73,125

		96,773
COMPUTERS & PERIPHERALS — 1.36%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,589
3.75%, 12/01/20	50	49,083
4.65%, 12/09/21	100	101,441
Seagate HDD Cayman
4.75%, 06/01/23[a]	25	23,875

		275,988
CONSTRUCTION MATERIALS — 0.54%
CRH America Inc.
6.00%, 09/30/16	25	28,219
Lafarge SA
6.50%, 07/15/16	75	81,938

		110,157

Security	Principal (000s)	Value

CONSUMER FINANCE — 5.40%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[b]	$25	$26,750
Capital One Financial Corp.
2.15%, 03/23/15	100	101,606
4.75%, 07/15/21	50	53,090
Deutsche Telekom International Finance BV
5.75%, 03/23/16	100	110,937
Discover Financial Services
3.85%, 11/21/22	50	47,399
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	216,894
6.63%, 08/15/17	100	113,944
12.00%, 05/15/15	100	117,654
General Motors Financial Co. Inc.
3.25%, 05/15/18[a]	100	97,750
SLM Corp.
5.50%, 01/25/23	35	32,738
8.45%, 06/15/18	150	172,518

		1,091,280
CONTAINERS & PACKAGING — 0.35%
Ball Corp.
5.00%, 03/15/22	25	25,062
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	50	46,625

		71,687
DIVERSIFIED FINANCIAL SERVICES — 2.95%
Bank of America Corp.
5.75%, 08/15/16	25	27,291
Citigroup Inc.
5.00%, 09/15/14	125	129,904
5.50%, 02/15/17	25	27,402
5.88%, 02/22/33	100	99,326
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 01/15/18 (Call 01/15/14)	100	105,625
International Lease Finance Corp.
4.63%, 04/15/21	50	47,938
4.88%, 04/01/15	50	51,500
5.88%, 04/01/19	20	20,900
8.75%, 03/15/17	75	86,063

		595,949
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.07%
British Telecommunications PLC
5.95%, 01/15/18	100	115,336
9.63%, 12/15/30	25	37,804
CenturyLink Inc.
5.80%, 03/15/22	50	49,750
7.65%, 03/15/42	50	47,250
Series V
5.63%, 04/01/20	50	51,125
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	70,243
Frontier Communications Corp.
7.13%, 01/15/23	50	49,500
8.25%, 04/15/17	50	56,500

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Orange
2.13%, 09/16/15	$25	$25,478
5.38%, 07/08/19	25	27,935
8.50%, 03/01/31	50	68,546
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 10/07/13)	50	51,875
Telecom Italia Capital SA
5.25%, 10/01/15	50	52,133
7.18%, 06/18/19	50	55,645
7.72%, 06/04/38	50	49,925
Telefonica Emisiones SAU
5.46%, 02/16/21	100	104,268
6.42%, 06/20/16	75	82,819
Telefonica Europe BV
8.25%, 09/15/30	25	30,228

		1,026,360
ELECTRIC UTILITIES — 2.20%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	48,884
EDP Finance BV
4.90%, 10/01/19[a]	100	98,741
FirstEnergy Corp. Series C
7.38%, 11/15/31	25	25,226
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	60	68,791
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	24,582
6.40%, 03/15/18	50	58,608
Oncor Electric Delivery Co.
6.38%, 01/15/15	25	26,914
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	53,039
6.00%, 12/01/39	35	39,351

		444,136
ENERGY EQUIPMENT & SERVICES — 1.13%
Ensco PLC
4.70%, 03/15/21	50	53,530
Nabors Industries Inc.
9.25%, 01/15/19	50	62,645
Transocean Inc.
6.38%, 12/15/21	75	84,598
6.80%, 03/15/38	25	27,542

		228,315
FOOD & STAPLES RETAILING — 1.60%
CVS Caremark Corp.
4.88%, 09/15/14	50	52,352
5.75%, 06/01/17	25	28,754
5.75%, 05/15/41 (Call 11/15/40)	50	56,964
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	25	23,891
Kroger Co. (The)
6.15%, 01/15/20	50	57,469
Safeway Inc.
6.35%, 08/15/17	50	57,480

Security	Principal (000s)	Value

Walgreen Co.
3.10%, 09/15/22	$50	$47,653

		324,563
FOOD PRODUCTS — 3.78%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	50	52,873
ConAgra Foods Inc.
1.90%, 01/25/18	35	34,720
3.20%, 01/25/23 (Call 10/25/22)	35	33,419
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	23,066
5.65%, 02/15/19	50	58,415
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[a]	25	24,000
JBS USA LLC
8.25%, 02/01/20 (Call 02/01/15)[a]	25	26,500
Kellogg Co.
3.13%, 05/17/22	50	48,809
4.00%, 12/15/20	50	52,975
Kraft Foods Group Inc.
3.50%, 06/06/22	100	100,066
5.00%, 06/04/42	50	50,584
Mondelez International Inc.
5.38%, 02/10/20	50	56,386
6.50%, 08/11/17	100	116,959
6.50%, 02/09/40	50	60,254
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	25,921

		764,947
GAS UTILITIES — 0.33%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	28,862
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	35	37,275

		66,137
HEALTH CARE EQUIPMENT & SUPPLIES — 0.26%
Boston Scientific Corp.
4.50%, 01/15/15	50	52,403

		52,403
HEALTH CARE PROVIDERS & SERVICES — 3.79%
Cardinal Health Inc.
3.20%, 03/15/23	25	23,432
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	25,728
Express Scripts Holding Co.
2.65%, 02/15/17	125	128,462
3.13%, 05/15/16	75	78,433
6.13%, 11/15/41	25	29,302
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	52,938
HCA Inc.
4.75%, 05/01/23	50	48,250
6.50%, 02/15/20	75	82,594
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	24,963

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Quest Diagnostics Inc.
4.70%, 04/01/21	$25	$26,160
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	50	46,000
WellPoint Inc.
3.13%, 05/15/22	50	47,529
3.30%, 01/15/23	75	71,693
4.65%, 01/15/43	25	23,646
5.88%, 06/15/17	50	57,108

		766,238
HOTELS, RESTAURANTS & LEISURE — 0.42%
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
7.75%, 08/15/20 (Call 08/15/15)	50	56,250
Yum! Brands Inc.
6.25%, 03/15/18	25	29,023

		85,273
HOUSEHOLD PRODUCTS — 0.12%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	23,862

		23,862
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.25%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	50	47,500
8.00%, 10/15/17	75	87,000
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	50	53,500
7.88%, 07/31/20 (Call 07/31/15)[a]	45	48,825
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	25,236
6.20%, 10/01/17	75	85,632
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)	50	51,250
7.63%, 01/15/18	50	55,750

		454,693
INDUSTRIAL CONGLOMERATES — 0.46%
Eaton Corp.
2.75%, 11/02/22[a]	25	23,357
4.15%, 11/02/42[a]	25	22,338
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	50	48,070

		93,765
INSURANCE — 4.07%
American International Group Inc.
3.80%, 03/22/17	75	79,614
4.88%, 06/01/22	50	54,269
8.18%, 05/15/68 (Call 05/15/38)[b]	50	61,250
8.25%, 08/15/18	100	124,976
Aon PLC
5.00%, 09/30/20	25	27,372
AXA SA
8.60%, 12/15/30	25	30,312
Genworth Financial Inc.
7.63%, 09/24/21	50	60,400

Security	Principal (000s)	Value

Liberty Mutual Group Inc.
10.75%, 06/15/88 (Call 06/15/38)[a,b]	$35	$53,375
Lincoln National Corp.
6.15%, 04/07/36	25	28,564
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	27,072
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	26,000
Prudential Financial Inc.
5.38%, 06/21/20	25	28,270
5.88%, 09/15/42 (Call 09/15/22)[b]	50	50,500
7.38%, 06/15/19	75	92,826
Series D
4.75%, 09/17/15	50	53,925
XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[b]	25	24,563

		823,288
INTERNET & CATALOG RETAIL — 0.23%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	45,895

		45,895
INTERNET SOFTWARE & SERVICES — 0.24%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	50	49,500

		49,500
IT SERVICES — 0.47%
Audatex North America Inc.
6.00%, 06/15/21[a]	25	25,437
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	46,135
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	23,641

		95,213
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Agilent Technologies Inc.
5.00%, 07/15/20	75	80,973
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	25	24,435
2.25%, 08/15/16	25	25,484
3.15%, 01/15/23 (Call 10/15/22)	25	23,264

		154,156
MACHINERY — 0.43%
Case New Holland Inc.
7.88%, 12/01/17	75	87,937

		87,937
MEDIA — 9.44%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	25	23,055
7.88%, 07/30/30	25	31,396
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/24 (Call 07/15/18)	50	46,750

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

6.50%, 04/30/21 (Call 04/30/15)	$75	$77,062
7.00%, 01/15/19 (Call 01/15/14)	50	53,000
CSC Holdings LLC
6.75%, 11/15/21	25	27,375
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	100	104,674
3.80%, 03/15/22	50	47,896
5.00%, 03/01/21	50	52,936
5.15%, 03/15/42	50	44,634
Discovery Communications LLC
4.88%, 04/01/43	25	23,728
5.05%, 06/01/20	50	55,665
DISH DBS Corp.
4.63%, 07/15/17	75	75,938
5.00%, 03/15/23	75	70,313
6.75%, 06/01/21	50	53,000
7.13%, 02/01/16	50	54,750
Gannett Co. Inc.
5.13%, 07/15/20 (Call 07/15/16)[a]	25	24,938
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	25	27,651
News America Inc.
4.50%, 02/15/21	25	27,003
6.15%, 02/15/41	75	84,375
6.40%, 12/15/35	50	56,562
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	25	27,188
Omnicom Group Inc.
3.63%, 05/01/22	50	48,658
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	94,107
6.75%, 06/15/39	125	117,963
8.25%, 04/01/19	100	115,653
Time Warner Inc.
3.40%, 06/15/22	100	98,185
4.88%, 03/15/20	25	27,495
7.63%, 04/15/31	75	96,044
7.70%, 05/01/32	75	97,456
Viacom Inc.
3.88%, 12/15/21	75	75,984
4.38%, 03/15/43	25	21,287
WPP Finance 2010
4.75%, 11/21/21	25	25,882

		1,908,603
METALS & MINING — 5.86%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	75	73,510
AngloGold Ashanti Holdings PLC
8.50%, 07/30/20 (Call 07/30/16)	25	24,595
ArcelorMittal SA
4.25%, 02/25/15	50	51,437
5.00%, 02/25/17	75	77,250
6.75%, 02/25/22	50	51,750
7.50%, 10/15/39	50	47,125
Barrick Gold Corp.
2.50%, 05/01/18[a]	50	46,295
3.85%, 04/01/22	75	64,034
Barrick North America Finance LLC
5.75%, 05/01/43[a]	50	40,721
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	25	22,942

Security	Principal (000s)	Value

Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	$50	$47,131
3.10%, 03/15/20[a]	50	45,584
3.55%, 03/01/22 (Call 12/01/21)	50	44,695
5.45%, 03/15/43 (Call 09/15/42)[a]	50	43,525
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	43,233
6.25%, 10/01/39	50	47,333
Southern Copper Corp.
6.75%, 04/16/40	50	48,297
Teck Resources Ltd.
3.00%, 03/01/19	50	48,401
5.20%, 03/01/42 (Call 09/01/41)	75	62,043
United States Steel Corp.
7.38%, 04/01/20	25	25,375
Vale Overseas Ltd.
4.38%, 01/11/22	75	70,857
6.25%, 01/23/17	75	83,681
6.88%, 11/21/36	75	74,488

		1,184,302
MULTI-UTILITIES — 0.66%
Dominion Resources Inc.
4.45%, 03/15/21	50	53,703
Sempra Energy
2.30%, 04/01/17	50	50,904
6.00%, 10/15/39	25	27,907

		132,514
MULTILINE RETAIL — 0.44%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	35	32,527
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	57,136

		89,663
OFFICE ELECTRONICS — 0.67%
Xerox Corp.
4.25%, 02/15/15	75	78,523
6.35%, 05/15/18	50	57,567

		136,090
OIL, GAS & CONSUMABLE FUELS — 14.50%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	47,500
Anadarko Finance Co.
7.50%, 05/01/31	50	63,331
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	56,525
6.45%, 09/15/36	25	29,349
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	56,603
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	22,890
5.70%, 10/15/19	50	57,934
Chesapeake Energy Corp.
5.75%, 03/15/23	50	50,375
6.63%, 08/15/20	50	54,250

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	$50	$50,312
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	35	35,175
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	50	48,138
4.75%, 05/15/42 (Call 11/15/41)	50	46,704
El Paso Corp.
7.00%, 06/15/17	100	111,418
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	50,870
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	75,977
5.90%, 12/01/17	25	28,682
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,156
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	25	26,656
6.50%, 02/01/42 (Call 08/01/41)	50	54,793
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	75	72,294
4.85%, 08/15/42 (Call 02/15/42)	75	72,912
5.20%, 09/01/20	75	83,979
EQT Corp.
8.13%, 06/01/19	50	60,234
Hess Corp.
5.60%, 02/15/41	50	52,134
8.13%, 02/15/19	50	63,461
Husky Energy Inc.
7.25%, 12/15/19	50	62,214
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	57,851
6.38%, 03/01/41	50	55,687
6.95%, 01/15/38	25	29,415
Marathon Oil Corp.
5.90%, 03/15/18	75	86,106
Marathon Petroleum Corp.
5.13%, 03/01/21	50	54,428
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	25,250
Newfield Exploration Co.
5.63%, 07/01/24	25	25,000
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	28,582
8.25%, 03/01/19	25	31,280
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	52,321
Peabody Energy Corp.
6.25%, 11/15/21	50	49,000
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	50	54,375
Phillips 66
2.95%, 05/01/17	25	25,957
4.30%, 04/01/22	50	51,490
5.88%, 05/01/42	25	27,369
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	25	27,384
5.15%, 06/01/42 (Call 12/01/41)	25	25,247
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	24,625
Range Resources Corp.
5.00%, 03/15/23 (Call 03/15/18)	50	50,000

Security	Principal (000s)	Value

Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	$35	$35,350
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	44,250
Sabine Pass Liquefaction LLC
5.63%, 04/15/23[a]	50	48,750
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	25	26,375
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	24,890
Spectra Energy Capital LLC
6.20%, 04/15/18	50	58,434
Suncor Energy Inc.
6.50%, 06/15/38	50	58,984
7.15%, 02/01/32	25	30,737
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	24,807
Valero Energy Corp.
6.13%, 02/01/20	50	57,600
6.63%, 06/15/37	35	39,029
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	49,095
9.63%, 03/01/19	50	64,125
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	45,800
5.25%, 03/15/20	50	54,235
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	25,438

		2,932,132
PAPER & FOREST PRODUCTS — 0.58%
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	50	54,680
7.95%, 06/15/18	50	62,067

		116,747
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.
5.00%, 03/15/23	35	35,022

		35,022
PHARMACEUTICALS — 1.57%
AbbVie Inc.
1.20%, 11/06/15[a]	50	50,267
1.75%, 11/06/17[a]	50	49,516
2.90%, 11/06/22[a]	75	71,059
4.40%, 11/06/42[a]	25	23,497
Hospira Inc.
6.05%, 03/30/17	25	26,732
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	47,622
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	50	47,859

		316,552
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.33%
American Tower Corp.
3.50%, 01/31/23	50	45,479
4.50%, 01/15/18	50	53,024

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	$50	$52,975
3.85%, 02/01/23 (Call 11/01/22)	50	49,643
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	53,072
HCP Inc.
3.75%, 02/01/16	50	53,075
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	52,754
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	54,250
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,437
Weyerhaeuser Co.
7.38%, 03/15/32	25	29,754

		470,463
ROAD & RAIL — 1.84%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	50	47,692
4.38%, 09/01/42 (Call 03/01/42)	25	23,256
4.40%, 03/15/42 (Call 09/15/41)	50	46,731
4.70%, 10/01/19	25	27,991
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	48,745
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	48,432
4.84%, 10/01/41	50	49,645
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	52,960
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	26,750

		372,202
SPECIALTY RETAIL — 0.85%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	24,649
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	56,257
L Brands Inc.
5.63%, 02/15/22	50	51,813
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	35	38,325

		171,044
TOBACCO — 1.85%
Altria Group Inc.
2.85%, 08/09/22	100	92,288
9.70%, 11/10/18	50	66,986
10.20%, 02/06/39	50	75,965
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,412
Reynolds American Inc.
6.75%, 06/15/17	75	87,331

		374,982
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	75	78,750

Security	Principal or Shares (000s)	Value

6.63%, 04/01/23 (Call 04/01/18)[a]	$25	$25,500
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,131
6.80%, 08/15/18	25	30,141
Sprint Communications Inc.
9.00%, 11/15/18[a]	50	59,250

		216,772

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,141,498)		19,660,596

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	346	346,237

		346,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $346,237)		346,237

TOTAL INVESTMENTS IN SECURITIES — 98.92%
(Cost: $20,487,735)		20,006,833
Other Assets, Less Liabilities — 1.08%		219,170

NET ASSETS — 100.00%		$20,226,003

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.36%

AEROSPACE & DEFENSE — 0.77%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	$75	$79,969

		79,969

AIRLINES — 0.48%
Air Canada
9.25%, 08/01/15 (Call 10/07/13)[b]	25	26,156
US Airways Group Inc.
6.13%, 06/01/18	25	23,938

		50,094

AUTO COMPONENTS — 1.03%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)	25	26,438
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	75	79,687

		106,125

BUILDING PRODUCTS — 0.49%
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,063
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	22	23,705

		50,768

CAPITAL MARKETS — 0.91%
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	53,125
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[b]	40	40,500

		93,625

CHEMICALS — 2.80%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)	50	52,000
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	25	28,187
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[b]	75	80,625
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	50	53,250
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b]	25	26,250
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[b]	50	49,625

		289,937

Security	Principal (000s)	Value

COMMERCIAL BANKS — 0.87%
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/29/17)[c]	$100	$90,250

		90,250

COMMERCIAL SERVICES & SUPPLIES — 2.51%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)[b]	25	26,313
Ceridian Corp.
11.25%, 11/15/15 (Call 10/07/13)	50	50,875
Envision Healthcare Corp.
8.13%, 06/01/19 (Call 06/01/14)	50	54,250
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	47,250
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	25	25,906
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	28,094
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	25	26,812

		259,500

COMMUNICATIONS EQUIPMENT — 1.55%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	39,500
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	38,375
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[b]	75	82,312

		160,187

CONSTRUCTION MATERIALS — 0.26%
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	27,219

		27,219

CONSUMER FINANCE — 3.65%
Ally Financial Inc.
4.63%, 06/26/15	25	25,816
5.50%, 02/15/17	75	79,292
6.25%, 12/01/17	75	81,256
8.00%, 11/01/31	75	90,750
Springleaf Finance Corp.
6.90%, 12/15/17	100	100,500

		377,614

CONTAINERS & PACKAGING — 1.37%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	50	58,500
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[b]	75	83,625

		142,125

DISTRIBUTORS — 1.61%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	25	26,500
8.13%, 04/15/19 (Call 04/15/15)	25	28,000

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

10.50%, 01/15/21 (Call 01/15/16)	$25	$25,750
11.00%, 04/15/20 (Call 04/15/16)	50	60,125
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	25	26,125

		166,500

DIVERSIFIED CONSUMER SERVICES — 0.45%
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	50	46,563

		46,563

DIVERSIFIED FINANCIAL SERVICES — 0.25%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 11/01/13)[d]	25	25,813

		25,813

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.77%
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	52,750
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 10/07/13)[b]	—	—
Hughes Satellite Systems Corp.
7.63%, 06/15/21	51	55,207
Intelsat (Luxembourg) SA
8.13%, 06/01/23 (Call 06/01/18)[b]	50	53,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	50	48,000
7.25%, 10/15/20 (Call 10/15/15)	50	54,125
7.50%, 04/01/21 (Call 04/01/16)	100	108,875
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	81,375
9.38%, 04/01/19 (Call 04/01/15)	50	55,500
SBA Telecommunications Inc.
5.75%, 07/15/20	25	25,563
Sprint Capital Corp.
6.88%, 11/15/28	100	92,000
Wind Acquisition Finance SA
11.75%, 07/15/17 (Call 10/07/13)[b]	100	105,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	75	71,250

		803,895

ELECTRIC UTILITIES — 2.03%
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	135,312
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[b]	100	75,000

		210,312

ELECTRICAL EQUIPMENT — 0.24%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[b]	25	24,438

		24,438

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.26%
Sanmina-SCI Corp.
7.00%, 05/15/19 (Call 05/15/14)[b]	25	26,375

		26,375

Security	Principal (000s)	Value

ENERGY EQUIPMENT & SERVICES — 1.22%
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	$25	$25,563
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	24,500
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[b]	50	50,125
7.50%, 11/01/19 (Call 11/01/15)	25	26,250

		126,438

FOOD & STAPLES RETAILING — 1.33%
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	50	55,687
SUPERVALU Inc.
8.00%, 05/01/16	50	55,188
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	25	26,625

		137,500

FOOD PRODUCTS — 1.89%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[b]	35	36,400
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	50	52,250
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	53,625
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	50	52,875

		195,150

GAS UTILITIES — 1.06%
Sabine Pass LNG LP
7.50%, 11/30/16	100	110,000

		110,000

HEALTH CARE EQUIPMENT & SUPPLIES — 1.54%
Biomet Inc.
6.50%, 10/01/20 (Call 10/01/15)	50	51,312
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	26,469
Kinetic Concepts Inc. / KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	55,000
12.50%, 11/01/19 (Call 11/01/15)	25	26,406

		159,187

HEALTH CARE PROVIDERS & SERVICES — 5.69%
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	25	25,594
8.00%, 11/15/19 (Call 11/15/15)	75	79,219
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	25,344
6.38%, 11/01/18 (Call 11/01/13)	50	53,000
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	108,750
HCA Inc.
5.88%, 05/01/23	25	25,250
6.38%, 01/15/15	25	26,406
7.50%, 02/15/22	50	56,375

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	$50	$56,625
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	25	26,250
Tenet Healthcare Corp.
8.00%, 08/01/20 (Call 08/01/15)	50	53,125
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	50	53,062

		589,000

HEALTH CARE TECHNOLOGY — 0.29%
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[b]	25	30,000

		30,000

HOTELS, RESTAURANTS & LEISURE — 6.53%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	53,375
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	25	28,219
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25	23,281
9.00%, 02/15/20 (Call 02/15/16)[b]	50	46,938
12.75%, 04/15/18 (Call 04/15/14)	50	31,125
Cedar Fair LP
5.25%, 03/15/21 (Call 03/15/16)[b]	25	24,437
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	75	79,500
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	24,375
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	75	40,125
11.25%, 06/01/17 (Call 10/07/13)	50	51,969
Landry’s Inc.
9.38%, 05/01/20 (Call 05/01/15)[b]	25	27,062
MGM Resorts International
6.63%, 07/15/15	75	80,812
6.63%, 12/15/21	25	26,375
8.63%, 02/01/19	75	86,906
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	25	27,125
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[b]	25	24,438

		676,062

HOUSEHOLD DURABLES — 1.29%
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	50	53,875
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	55,000
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	25	24,062

		132,937

HOUSEHOLD PRODUCTS — 3.07%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	101,750
9.88%, 08/15/19 (Call 08/15/15)	175	189,000

Security	Principal (000s)	Value

Spectrum Brands Escrow Corp.
6.63%, 11/15/22 (Call 11/15/17)[b]	$25	$26,750

		317,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.83%
GenOn Energy Inc.
9.50%, 10/15/18	75	85,875

		85,875

INDUSTRIAL CONGLOMERATES — 0.78%
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	25	26,688
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	50	54,000

		80,688

INTERNET SOFTWARE & SERVICES — 0.52%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22	25	26,250
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	27,500

		53,750

IT SERVICES — 3.75%
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	25	26,094
7.38%, 06/15/19 (Call 06/15/15)[b]	75	78,750
11.25%, 03/31/16 (Call 10/07/13)	40	39,800
12.63%, 01/15/21 (Call 01/15/16)	150	164,437
SunGard Data Systems Inc.
6.63%, 11/01/19	25	25,938
7.38%, 11/15/18 (Call 11/15/13)	50	53,000

		388,019

MACHINERY — 0.49%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	25	25,563
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,625

		51,188

MEDIA — 8.54%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	57,000
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	24,250
Cablevision Systems Corp.
8.63%, 09/15/17	75	86,437
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[b,e]	25	18,688
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	25	24,000
6.38%, 09/15/20 (Call 09/15/15)[b]	50	51,625
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	25	23,625
Clear Channel Communications Inc.
9.00%, 12/15/19	25	24,937
9.00%, 03/01/21 (Call 03/01/16)	50	49,250
11.25%, 03/01/21	25	26,687

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	$25	$26,125
Series B
7.63%, 03/15/20 (Call 03/15/15)	100	105,500
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)	25	25,437
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	23,938
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	25	27,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[b]	25	26,250
Quebecor Media Inc.
5.75%, 01/15/23	25	24,438
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	24,438
Sirius XM Radio Inc.
8.75%, 04/01/15[b]	50	56,375
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	25	26,875
6.88%, 05/15/19 (Call 05/15/15)[b]	75	80,062
Visant Corp.
10.00%, 10/01/17 (Call 10/01/13)	25	23,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	25	27,500

		884,062

METALS & MINING — 3.63%
Aleris International Inc.
7.63%, 02/15/18 (Call 02/15/14)	25	26,250
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[b]	100	100,000
6.88%, 04/01/22 (Call 04/01/17)[b]	50	49,500
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[b]	25	21,250
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[b]	50	52,500
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/15/14)[b]	25	24,875
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)	25	25,312
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	55,125
United States Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	25	21,250

		376,062

MULTILINE RETAIL — 0.47%
Sears Holdings Corp.
6.63%, 10/15/18	50	48,375

		48,375

OFFICE ELECTRONICS — 0.61%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17 (Call 10/07/13)	60	63,300

		63,300

OIL, GAS & CONSUMABLE FUELS — 10.88%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	50	42,875

Security	Principal (000s)	Value

Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	$100	$81,750
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	25	25,563
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	106,625
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	22,875
8.25%, 02/15/20 (Call 02/15/15)	25	27,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	55,500
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	100	113,500
Forest Oil Corp.
7.25%, 06/15/19 (Call 10/07/13)	50	49,375
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	50	50,500
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	26,375
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[b]	125	117,500
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[b]	50	51,000
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	25	24,563
NGPL PipeCo LLC
7.12%, 12/15/17[b]	50	49,187
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	25	25,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)	25	26,562
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[b]	25	24,375
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	25	25,000
Samson Investment Co.
10.00%, 02/15/20 (Call 02/15/16)[b]	75	79,500
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	49,500
7.50%, 02/15/23 (Call 08/15/17)	25	24,500
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	25	26,437

		1,125,812

PERSONAL PRODUCTS — 0.47%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[b]	25	23,812
Revlon Inc.
5.75%, 02/15/21 (Call 02/15/16)[b]	25	25,219

		49,031

PHARMACEUTICALS — 3.09%
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	25	27,031
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	25	25,813
7.00%, 10/01/20 (Call 10/01/15)[b]	125	132,500
7.50%, 07/15/21 (Call 07/15/16)[b]	25	26,813
VPII Escrow Corp.
6.75%, 08/15/18 (Call 08/15/15)[b]	50	52,750

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	$50	$54,812

		319,719

PROFESSIONAL SERVICES — 0.25%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[b]	25	25,750

		25,750

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[b]	50	55,875

		55,875

ROAD & RAIL — 2.39%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	50	54,625
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	75	80,812
United Rentals (North America) Inc.
7.63%, 04/15/22 (Call 04/15/17)	100	111,500

		246,937

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	24,250
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)	25	26,688
9.25%, 04/15/18 (Call 04/15/14)[b]	75	81,281
Sensata Technologies BV
4.88%, 10/15/23[b]	50	48,250

		180,469

SOFTWARE — 0.27%
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	25	27,938

		27,938

SPECIALTY RETAIL — 2.08%
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[b]	25	28,156
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	54,187
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[b]	25	27,375
Petco Holdings Inc.
8.50%, 10/15/17 (Call 10/15/13)[b,d]	25	25,625
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[b]	25	26,500
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 08/21/13)	50	52,876

		214,719

TRADING COMPANIES & DISTRIBUTORS — 0.26%
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	25	26,750

		26,750

Security	Principal or Shares (000s)	Value

TRANSPORTATION INFRASTRUCTURE — 0.73%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[b]	$75	$75,375

		75,375

WIRELESS TELECOMMUNICATION SERVICES — 2.83%
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	25	28,437
Crown Castle International Corp.
5.25%, 01/15/23	50	48,125
Sprint Communications Inc.
6.00%, 12/01/16	50	53,125
6.00%, 11/15/22	25	24,063
7.00%, 08/15/20	25	26,344
8.38%, 08/15/17	100	113,000

		293,094

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,926,854)		10,177,871

COMMON STOCKS — 0.11%

TRANSPORTATION — 0.11%
CEVA Group PLC[a]	17	11,354

		11,354

TOTAL COMMON STOCKS
(Cost: $23,238)		11,354

PREFERRED STOCKS — 0.23%

TRANSPORTATION — 0.23%
CEVA Group PLC Series Aa	36	24,577

		24,577

TOTAL PREFERRED STOCKS
(Cost: $50,303)		24,577

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	117	$116,878

		116,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,878)		116,878

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $10,117,273)		10,330,680
Other Assets, Less Liabilities — 0.17%		17,094

NET ASSETS — 100.00%		$10,347,774

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Issuer is in default of interest payments.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

July 31, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 98.68%

MORTGAGE-BACKED SECURITIES — 98.68%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$650	$692,621
Series 2005-6, Class A4
5.19%, 09/10/47[a]	335	360,861
Series 2006-2, Class A4
5.73%, 05/10/45[a]	600	662,711
Series 2006-2, Class AAB
5.71%, 05/10/45[a]	87	89,269
Series 2006-5, Class A4
5.41%, 09/10/47	600	663,107
Series 2006-5, Class AM
5.45%, 09/10/47	250	266,253
Series 2007-1, Class A4
5.45%, 01/15/49	650	719,171
Series 2007-2, Class A4
5.62%, 04/10/49[a]	700	784,452
Series 2007-2, Class AAB
5.57%, 04/10/49[a]	215	228,733
Series 2007-3, Class A4
5.62%, 06/10/49[a]	550	616,658
Series 2008-1, Class A4
6.21%, 02/10/51[a]	130	149,879
Series 2008-LS1, Class A4B
6.01%, 12/10/49[a]	500	567,011
Bear Stearns Commercial Mortgage Securities Inc.
Series 2004-PWR6, Class A6
4.83%, 11/11/41	750	780,964
Series 2005-PW10, Class AM
5.45%, 12/11/40[a]	240	259,026
Series 2005-PWR8, Class A4
4.67%, 06/11/41	200	209,904
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	691,138
Series 2005-T20, Class A4A
5.15%, 10/12/42[a]	400	430,726
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	441,743
Series 2006-T22, Class A4
5.58%, 04/12/38[a]	450	492,725
Series 2007-PW15, Class A4
5.33%, 02/11/44	750	825,207
Series 2007-PW16, Class AM
5.90%, 06/11/40[a]	250	280,542
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	622,473
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	448,813
Series 2007-T26, Class A4
1.00%, 01/12/45[a]	300	336,558
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)[a]	140	150,072
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	151,081

Security	Principal (000s)	Value

Citigroup Commercial Mortgage Trust
3.42%, 04/10/46	$100	$94,102
6.34%, 12/10/49[a]	200	228,880
Series 2007-C6, Class A3B
5.70%, 12/10/49[a]	200	206,000
Series 2007-C6, Class A4
5.70%, 12/10/49[a]	300	339,860
Series 2007-C6, Class ASB
5.70%, 12/10/49[a]	105	112,984
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.22%, 07/15/44[a]	500	537,409
Series 2005-CD1, Class AJ
5.22%, 07/15/44[a]	230	240,738
Series 2006-CD2, Class AM
5.35%, 01/15/46 (Call 01/11/18)[a]	525	561,291
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	772,541
Series 2007-CD, Class A4
5.32%, 12/11/49	650	716,684
COMM Mortgage Trust
Series 2004-LB3A, Class B
5.35%, 07/10/37[a]	500	514,993
Series 2005-C6, Class A5A
5.12%, 06/10/44[a]	850	906,725
Series 2006-C8, Class AM
5.35%, 12/10/46	600	654,152
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	741,318
Series 2012-CR1, Class A1
1.12%, 05/15/45	314	314,999
Series 2012-CR2, Class A4
3.15%, 08/15/45	300	288,115
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	245,592
Series 2012-CR3, Class A3
2.82%, 11/15/45	150	139,831
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	386,592
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	186,089
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	126,041
Series 2013-CR6, Class A2
2.12%, 03/10/46	300	300,583
Series 2013-CR6, Class A4
3.10%, 03/10/46	350	332,709
Series 2013-CR7, Class A4
3.21%, 03/10/46	500	477,669
Series 2013-CR9, Class A4
1.00%, 07/10/45[a]	600	621,057
Series 2013-LC6, Class A4
2.94%, 01/10/46	300	279,865
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	93,539
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/37	340	353,728
Series 2005-C1, Class A4
5.01%, 02/15/38[a]	419	434,362
Series 2005-C3, Class A3
4.65%, 07/15/37	115	117,424
Series 2005-C5, Class A4

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2013

Security	Principal (000s)	Value

5.10%, 08/15/38[a]	$800	$849,275
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	408,262
Credit Suisse Mortgage Capital Certificates
Series 2005-GG5, Class AM
5.28%, 04/10/37[a]	301	319,965
Series 2006-C1, Class A3
5.40%, 02/15/39[a]	278	280,220
Series 2006-C2, Class A3
5.67%, 03/15/39[a]	650	712,530
Series 2006-C4, Class A3
5.47%, 09/15/39	382	418,682
Series 2006-C4, Class AM
5.51%, 09/15/39	300	325,161
Series 2006-C5, Class A3
5.31%, 12/15/39	375	411,622
Series 2007-C3, Class A4
5.68%, 06/15/39[a]	289	322,227
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	500	564,012
DBUBS Mortgage Trust Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	159,636
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.29%, 11/10/45[a]	150	160,980
Series 2007-C1, Class A4
5.54%, 12/10/49	310	345,145
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	321,331
Series 2006-GG7, Class A4
5.86%, 07/10/38[a]	360	398,916
Series 2007-GG11, Class A4
5.74%, 12/10/49	700	784,309
Series 2007-GG9, Class A4
5.44%, 03/10/39	450	497,859
Series 2007-GG9, Class AM
5.48%, 03/10/39	200	213,458
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4
4.76%, 07/10/39	400	420,525
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	375,814
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	1,000	1,113,362
Series 2012-GC6, Class A3
3.48%, 01/10/45	400	400,249
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	154,725
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	347,182
Series 2012-GCJ9, Class A3
2.77%, 11/10/45	355	327,617
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/38[a]	505	549,474
Series 2006-GG8, Class AM
5.59%, 11/10/39	300	326,772
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	256,557
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	107,058

Security	Principal (000s)	Value

J.P. Morgan Chase Commercial Mortgage Securities Corp.
3.14%, 12/15/47	$250	$238,566
Series 2005-CB13, Class A4
5.29%, 01/12/43[a]	200	214,817
Series 2005-LDP3, Class AJ
5.00%, 08/15/42[a]	500	524,659
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	250	267,157
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	224,041
Series 2005-LDP5, Class A4
5.20%, 12/15/44[a]	635	685,760
Series 2006-CB15, Class A4
5.81%, 06/12/43[a]	950	1,048,775
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	163,661
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	438,931
Series 2006-LDP7, Class A4
5.86%, 04/15/45[a]	800	889,812
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	361,983
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	331,524
Series 2007-C1, Class A3
5.79%, 02/15/51	395	405,255
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	499,559
Series 2007-CB19, Class A4
5.71%, 02/12/49[a]	400	449,450
Series 2007-CB20, Class A3
5.82%, 02/12/51	200	204,935
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	850	967,734
Series 2007-LD11, Class A4
5.81%, 06/15/49[a]	305	341,476
Series 2007-LD12, Class A3
5.93%, 02/15/51[a]	280	290,104
Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	228,124
Series 2011-C5, Class A3
4.17%, 08/15/46	250	263,157
Series 2012-C6, Class A3
3.51%, 05/15/45	300	296,127
Series 2012-C8, Class A3
2.83%, 10/15/45	250	232,738
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	256,103
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	196,105
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	92,633
Series 2013-C10, Class C
4.16%, 12/15/47[a]	200	180,529
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
5.88%, 07/15/44[a]	650	739,465
LB-UBS Commercial Mortgage Trust
Series 06-C1, Class A4
5.16%, 02/15/31	600	647,951
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	309,378
Series 2005-C5, Class A4
4.95%, 09/15/30	579	611,592

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2013

Security	Principal (000s)	Value

Series 2005-C7, Class AM
5.26%, 11/15/40[a]	$460	$495,579
Series 2006-C4, Class A4
5.87%, 06/15/38[a]	845	941,932
Series 2006-C6, Class A4
5.37%, 09/15/39	700	772,334
Series 2006-C6, Class AAB
5.34%, 09/15/39	159	167,093
Series 2006-C7, Class AM
5.38%, 11/15/38	250	266,867
Series 2007-C1, Class A4
5.42%, 02/15/40	400	444,814
Series 2007-C2, Class A3
5.43%, 02/15/40	374	418,344
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	353,422
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	336	373,728
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.28%, 11/12/37[a]	478	513,675
Series 2005-CKI1, Class AJ
5.28%, 11/12/37[a]	275	287,099
Series 2005-LC1, Class A4
5.29%, 01/12/44[a]	718	773,918
Series 2008-C1, Class A4
5.69%, 02/12/51	125	141,655
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49[a]	700	769,424
Series 2006-4, Class AM
5.20%, 12/12/49[a]	190	205,677
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	280,450
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	849,898
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	290,320
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	539	568,983
Series 2005-IQ10, Class AJ
5.24%, 09/15/42[a]	500	525,216
Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	260,114
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	632	697,055
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	326,859
Series 2006-IQ11, Class A4
5.68%, 10/15/42[a]	296	324,061
Series 2006-IQ11, Class AJ
5.86%, 10/15/42[a]	200	209,773
Series 2006-T23, Class A4
5.82%, 08/12/41[a]	325	361,856
Series 2007-IQ14, Class A2
5.61%, 04/15/49	161	164,014
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	300	335,266
Series 2007-IQ16 Class A4
5.81%, 12/12/49	650	738,023

Security	Principal (000s)	Value

Series 2007-IQ16, Class AM
6.09%, 12/12/49[a]	$200	$227,188
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	267,831
Series 2007-T27, Class A4
5.82%, 06/11/42[a]	550	622,911
Series 2011-C3, Class A3
4.05%, 07/15/49	250	268,880
Series 2012-C4, Class A2
2.11%, 03/15/45	500	508,690
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (Call 07/11/22)	250	241,577
Series 2013-C7, Class A1
0.74%, 02/15/46	230	229,372
Series 2013-C7, Class A4
2.92%, 02/15/46 (Call 01/11/23)	200	187,315
Series 2013-C7, Class AAB
2.47%, 02/15/46	150	143,414
Series 2013-C7, Class AS
3.21%, 02/15/46	121	114,011
Series 2013-C7, Class B
3.77%, 02/15/46	200	187,730
Series 2013-C8, Class A2
1.69%, 12/15/48	200	196,701
Series 2013-C9, Class AAB
2.66%, 05/15/46	300	286,851
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	243,706
Series 2012-C1, Class B
4.82%, 05/10/45	150	152,035
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	150	143,662
Series 2013-C5, Class A4
3.18%, 03/10/46	300	284,669
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	115	116,065
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	363,602
Series 2005-C22, Class A4
5.29%, 12/15/44[a]	500	540,375
Series 2005-C22, Class AM
5.34%, 12/15/44[a]	500	536,477
Series 2006-C23, Class A4
5.42%, 01/15/45[a]	504	546,141
Series 2006-C23, Class AM
5.47%, 01/15/45[a]	400	434,204
Series 2006-C25, Class A5
5.73%, 05/15/43[a]	425	474,501
Series 2006-C27, Class A3
5.77%, 07/15/45[a]	790	851,891
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	438,313
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	195,932
Series 2006-C29, Class A4
5.31%, 11/15/48	600	661,118
Series 2007-C30, Class A5
5.34%, 12/15/43	725	806,416

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

Series 2007-C32, Class A3
5.74%, 06/15/49[a]	$350	$394,218
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	200	199,904
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.73%, 12/15/45	116	115,209
Series 2012-C10, Class A3
2.88%, 12/15/45	200	186,946
Series 2012-C7, Class B
4.78%, 06/15/45[a]	200	204,174
Series 2012-C9, Class A3
2.87%, 11/15/45	200	187,480
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	144,475
Series 2013-C11, Class A5
3.07%, 03/15/45	350	332,283

		72,616,312

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $72,730,153)		72,616,312

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,112	1,112,398

		1,112,398

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,112,398)		1,112,398

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $73,842,551)		73,728,710
Other Assets, Less Liabilities — (0.19)%		(136,852)

NET ASSETS — 100.00%		$73,591,858

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

57

Schedule of Investments  (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 26.56%

AEROSPACE & DEFENSE — 0.30%
Boeing Co. (The)
0.95%, 05/15/18[a]	$50	$47,974
General Dynamics Corp.
1.00%, 11/15/17	25	24,291
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,633
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,500
United Technologies Corp.
1.80%, 06/01/17	25	25,243

		147,641
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	25	24,373
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	40	40,069
1.38%, 07/15/17	50	49,404
Coca-Cola Co. (The)
0.75%, 03/13/15	80	80,243
Diageo Capital PLC
1.50%, 05/11/17	75	74,841
PepsiCo Inc.
0.70%, 02/26/16	50	49,754
3.10%, 01/15/15	30	31,036

		349,720
BIOTECHNOLOGY — 0.08%
Amgen Inc.
1.88%, 11/15/14	15	15,224
2.13%, 05/15/17	25	25,261

		40,485
CAPITAL MARKETS — 2.18%
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	50	55,066
Credit Suisse (USA) Inc.
4.88%, 01/15/15	60	63,341
Deutsche Bank AG London
6.00%, 09/01/17	50	57,511
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	50	49,344
3.30%, 05/03/15	75	77,514
3.63%, 02/07/16	100	104,864
5.63%, 01/15/17	40	43,507
6.15%, 04/01/18	50	56,837
Jefferies Group LLC
3.88%, 11/09/15	20	20,778
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	100	109,669
6.88%, 04/25/18	50	58,396
Morgan Stanley

Security	Principal (000s)	Value

1.75%, 02/25/16[a]	$100	$99,640
4.75%, 03/22/17	100	107,105
5.38%, 10/15/15	100	107,556
Nomura Holdings Inc.
2.00%, 09/13/16	25	24,780
State Street Corp.
1.35%, 05/15/18	50	48,662

		1,084,570
CHEMICALS — 0.30%
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	50	51,895
Eastman Chemical Co.
2.40%, 06/01/17[a]	25	25,175
Ecolab Inc.
3.00%, 12/08/16	20	21,001
Praxair Inc.
0.75%, 02/21/16	50	49,856

		147,927
COMMERCIAL BANKS — 4.85%
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)[a]	25	24,236
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	60	60,428
2.10%, 08/01/18	25	25,133
Bank of Nova Scotia
1.85%, 01/12/15	60	60,982
2.05%, 10/07/15	50	51,228
Barclays Bank PLC
2.75%, 02/23/15	100	102,687
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	48,548
BNP Paribas SA
2.38%, 09/14/17	50	50,170
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	25	24,428
Council of Europe Development Bank
1.25%, 09/22/16	50	50,482
HSBC USA Inc.
1.63%, 01/16/18	100	97,413
International Finance Corp.
0.63%, 12/21/17	40	39,003
KeyCorp
3.75%, 08/13/15	50	52,698
KfW
0.50%, 04/19/16	175	174,266
1.00%, 01/12/15	75	75,633
1.25%, 10/26/15[a]	100	101,698
1.25%, 02/15/17	75	75,683
2.00%, 06/01/16[a]	50	51,811
Series G
4.38%, 03/15/18[a]	80	90,264
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	70	68,990
2.13%, 07/15/16	50	51,957
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	50	52,095
Rabobank Nederland
2.13%, 10/13/15	75	76,731
Royal Bank of Canada
1.15%, 03/13/15	100	100,866
1.50%, 01/16/18	50	48,964

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
2.55%, 09/18/15	$160	$163,472
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,830
Toronto-Dominion Bank (The)
2.38%, 10/19/16	45	46,672
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	49,932
UBS AG Stamford
5.88%, 12/20/17[a]	100	115,564
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	50	56,106
Wells Fargo & Co.
1.50%, 07/01/15[a]	115	116,284
1.50%, 01/16/18	50	48,859
Westpac Banking Corp.
1.13%, 09/25/15	110	110,500

		2,416,613
COMMERCIAL SERVICES & SUPPLIES — 0.05%
Waste Management Inc.
2.60%, 09/01/16	25	25,753

		25,753
COMMUNICATIONS EQUIPMENT — 0.11%
Cisco Systems Inc.
5.50%, 02/22/16	50	55,879

		55,879
COMPUTERS & PERIPHERALS — 0.30%
Apple Inc.
1.00%, 05/03/18	25	24,084
EMC Corp.
1.88%, 06/01/18	25	24,870
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,207
3.00%, 09/15/16[a]	50	51,668
NetApp Inc.
2.00%, 12/15/17	25	24,345

		150,174
CONSUMER FINANCE — 1.65%
American Express Co.
1.55%, 05/22/18	50	48,663
American Express Credit Corp.
1.75%, 06/12/15	25	25,410
2.38%, 03/24/17	75	76,681
Capital One Financial Corp.
2.15%, 03/23/15	60	60,964
Caterpillar Financial Services Corp.
0.70%, 02/26/16	50	49,691
2.05%, 08/01/16	50	51,332
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	104,811
4.21%, 04/15/16	100	105,257
HSBC Finance Corp.
5.00%, 06/30/15	80	85,559

Security	Principal (000s)	Value

John Deere Capital Corp.
0.70%, 09/04/15	$40	$40,032
2.25%, 06/07/16	50	51,760
PACCAR Financial Corp.
0.80%, 02/08/16	15	14,909
Toyota Motor Credit Corp.
0.88%, 07/17/15	30	30,125
1.25%, 10/05/17	25	24,431
2.80%, 01/11/16	50	52,175

		821,800
DIVERSIFIED FINANCIAL SERVICES — 2.64%
Bank of America Corp.
1.25%, 01/11/16	50	49,708
3.70%, 09/01/15	75	78,275
6.00%, 09/01/17	75	84,699
6.50%, 08/01/16	75	84,794
Citigroup Inc.
1.25%, 01/15/16	125	123,670
1.75%, 05/01/18	50	48,247
2.25%, 08/07/15[a]	95	96,675
4.75%, 05/19/15	50	53,002
5.50%, 02/15/17	25	27,402
General Electric Capital Corp.
1.63%, 07/02/15	95	96,197
1.63%, 04/02/18[a]	25	24,509
2.30%, 04/27/17	170	172,824
J.P. Morgan Chase & Co.
1.10%, 10/15/15	75	74,706
1.13%, 02/26/16	50	49,661
1.80%, 01/25/18[a]	100	97,723
3.45%, 03/01/16[a]	60	63,040
6.13%, 06/27/17	50	56,727
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	35	35,230

		1,317,089
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.88%
AT&T Inc.
0.88%, 02/13/15	40	40,069
0.90%, 02/12/16	50	49,820
1.40%, 12/01/17[a]	50	48,887
1.70%, 06/01/17[a]	25	24,965
5.50%, 02/01/18	25	28,704
Embarq Corp.
7.08%, 06/01/16	25	28,154
Orange
4.38%, 07/08/14	50	51,610
Telecom Italia Capital SA
4.95%, 09/30/14	15	15,450
Telefonica Emisiones SAU
3.99%, 02/16/16	50	51,895
4.95%, 01/15/15	15	15,578
Verizon Communications Inc.
5.55%, 02/15/16	50	55,497
6.10%, 04/15/18	25	29,350

		439,979

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 0.84%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$25	$24,442
Constellation Energy Group Inc.
4.55%, 06/15/15	50	53,033
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,254
Duke Energy Corp.
1.63%, 08/15/17	40	39,516
Georgia Power Co.
0.75%, 08/10/15	35	35,028
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	55,045
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	25	28,929
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[c]	25	26,125
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	25	24,558
Southern California Edison Co.
5.00%, 01/15/16	50	54,911
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,667

		416,508
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Jabil Circuit Inc.
8.25%, 03/15/18	25	29,562

		29,562
ENERGY EQUIPMENT & SERVICES — 0.21%
Nabors Industries Inc.
6.15%, 02/15/18	25	27,882
Transocean Inc.
5.05%, 12/15/16	70	76,821

		104,703
FOOD & STAPLES RETAILING — 0.39%
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,409
CVS Caremark Corp.
5.75%, 06/01/17	15	17,252
Kroger Co. (The)
2.20%, 01/15/17	20	20,174
Wal-Mart Stores Inc.
0.60%, 04/11/16	50	49,742
5.80%, 02/15/18	50	58,947
Walgreen Co.
1.80%, 09/15/17	25	24,913

		195,437
FOOD PRODUCTS — 0.48%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	25,467
ConAgra Foods Inc.
1.90%, 01/25/18	25	24,800
General Mills Inc.
5.70%, 02/15/17	25	28,385

Security	Principal (000s)	Value

Kellogg Co.
3.25%, 05/21/18	$50	$52,643
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,651
Mondelez International Inc.
4.13%, 02/09/16	25	26,815
6.50%, 08/11/17	25	29,240

		238,001
HEALTH CARE EQUIPMENT & SUPPLIES — 0.22%
Baxter International Inc.
1.85%, 01/15/17[a]	25	25,177
Boston Scientific Corp.
4.50%, 01/15/15	50	52,403
Covidien International Finance SA
1.35%, 05/29/15	15	15,106
Medtronic Inc.
3.00%, 03/15/15	15	15,565

		108,251
HEALTH CARE PROVIDERS & SERVICES — 0.50%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	48,800
Cardinal Health Inc.
1.70%, 03/15/18	25	24,359
Express Scripts Holding Co.
2.10%, 02/12/15	40	40,691
2.65%, 02/15/17	25	25,692
UnitedHealth Group Inc.
1.40%, 10/15/17	50	49,317
6.00%, 02/15/18	25	29,511
WellPoint Inc.
1.25%, 09/10/15	30	30,212

		248,582
HOTELS, RESTAURANTS & LEISURE — 0.03%
McDonald’s Corp.
0.75%, 05/29/15	15	15,052

		15,052
HOUSEHOLD PRODUCTS — 0.13%
Procter & Gamble Co. (The)
0.70%, 08/15/14	15	15,057
1.45%, 08/15/16	50	50,681

		65,738
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.06%
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,544

		28,544
INDUSTRIAL CONGLOMERATES — 0.15%
Eaton Corp.
1.50%, 11/02/17[d]	25	24,455
General Electric Co.
5.25%, 12/06/17	25	28,492

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Koninklijke Philips Electronics NV
5.75%, 03/11/18	$20	$23,203

		76,150
INSURANCE — 0.74%
American International Group Inc.
3.00%, 03/20/15	30	30,941
5.85%, 01/16/18	100	113,877
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	39,944
3.20%, 02/11/15	50	51,950
MetLife Inc.
6.75%, 06/01/16	40	45,991
Prudential Financial Inc. Series D
4.75%, 09/17/15	80	86,280

		368,983
INTERNET SOFTWARE & SERVICES — 0.05%
eBay Inc.
1.35%, 07/15/17	25	24,725

		24,725
IT SERVICES — 0.40%
International Business Machines Corp.
0.55%, 02/06/15	100	100,135
1.25%, 02/08/18	100	98,102

		198,237
LIFE SCIENCES TOOLS & SERVICES — 0.04%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	20	20,387

		20,387
MEDIA — 0.75%
Comcast Corp.
5.90%, 03/15/16[a]	40	45,033
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,454
3.50%, 03/01/16	15	15,701
NBCUniversal Media LLC
2.88%, 04/01/16	50	52,536
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,848
Time Warner Cable Inc.
5.85%, 05/01/17	50	54,390
Time Warner Inc.
3.15%, 07/15/15	25	26,058
Viacom Inc.
1.25%, 02/27/15	15	15,091
Walt Disney Co. (The)
0.88%, 12/01/14	15	15,082
1.10%, 12/01/17	75	73,319

		372,512

Security	Principal (000s)	Value

METALS & MINING — 3.04%
African Development Bank
1.13%, 03/15/17	$50	$50,227
Barrick Gold Corp.
2.90%, 05/30/16	20	19,841
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	25	25,163
1.63%, 02/24/17	50	50,029
Corporacion Andina de Fomento
3.75%, 01/15/16	25	26,498
Council of Europe Development Bank
1.50%, 06/19/17	32	32,305
European Bank for Reconstruction and Development
0.75%, 09/01/17	50	49,144
1.00%, 02/16/17	32	32,098
European Investment Bank
0.50%, 08/15/16	125	123,782
0.63%, 04/15/16	50	49,885
1.00%, 07/15/15	250	252,868
1.00%, 12/15/17	20	19,607
1.00%, 06/15/18	75	72,541
1.13%, 09/15/17	100	98,978
1.63%, 06/15/17	70	70,995
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	25	24,996
International Bank for Reconstruction and Development
0.50%, 04/15/16	85	84,860
2.13%, 03/15/16	50	52,037
2.38%, 05/26/15	100	103,710
International Finance Corp.
0.50%, 05/16/16	100	99,638
Nordic Investment Bank
1.00%, 03/07/17	50	50,041
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	75	73,743
Teck Resources Ltd.
2.50%, 02/01/18	25	24,284
Vale Overseas Ltd.
6.25%, 01/23/17	25	27,894

		1,515,164
MULTI-UTILITIES — 0.16%
Dominion Resources Inc. Series C
5.15%, 07/15/15	50	53,997
Sempra Energy
2.30%, 04/01/17	25	25,452

		79,449
MULTILINE RETAIL — 0.23%
Target Corp.
5.38%, 05/01/17	100	113,536

		113,536
OFFICE ELECTRONICS — 0.04%
Xerox Corp.
2.95%, 03/15/17	20	20,422

		20,422

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 1.50%
Anadarko Petroleum Corp.
6.38%, 09/15/17[a]	$25	$29,158
BP Capital Markets PLC
1.38%, 05/10/18	25	24,249
1.85%, 05/05/17	25	25,143
3.13%, 10/01/15	50	52,458
Canadian Natural Resources Ltd.
5.70%, 05/15/17	20	22,641
Chevron Corp.
0.89%, 06/24/16	50	50,135
ConocoPhillips
4.60%, 01/15/15	65	68,752
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,196
3.20%, 02/01/16	25	26,263
Series L
6.30%, 09/15/17	25	29,031
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	21,196
5.95%, 02/15/18	50	57,851
Marathon Oil Corp.
0.90%, 11/01/15	25	24,911
Occidental Petroleum Corp.
1.75%, 02/15/17	20	20,111
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	25	24,666
Phillips 66
2.95%, 05/01/17	20	20,765
Shell International Finance BV
1.13%, 08/21/17	25	24,576
3.10%, 06/28/15	25	26,193
Statoil ASA
3.13%, 08/17/17[a]	32	33,894
Total Capital International SA
0.75%, 01/25/16	40	39,937
Total Capital SA
2.30%, 03/15/16	50	51,791
TransCanada PipeLines Ltd.
0.88%, 03/02/15	20	20,061
Williams Partners LP
7.25%, 02/01/17	25	29,150

		748,128
PAPER & FOREST PRODUCTS — 0.06%
International Paper Co.
7.95%, 06/15/18	25	31,033

		31,033
PERSONAL PRODUCTS — 0.05%
Colgate-Palmolive Co.
1.30%, 01/15/17	25	24,968

		24,968
PHARMACEUTICALS — 0.59%
AbbVie Inc.
1.75%, 11/06/17[d]	75	74,273
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	25	24,829

Security	Principal (000s)	Value

GlaxoSmithKline Capital PLC
0.75%, 05/08/15	$15	$15,058
Merck & Co. Inc.
1.30%, 05/18/18	25	24,441
4.00%, 06/30/15	15	15,966
Novartis Capital Corp.
2.90%, 04/24/15	15	15,617
Pfizer Inc.
0.90%, 01/15/17	50	49,840
5.35%, 03/15/15	25	26,888
Sanofi
2.63%, 03/29/16	20	20,935
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	25	24,690

		292,537
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.52%
American Tower Corp.
7.00%, 10/15/17	25	28,563
ERP Operating LP
5.25%, 09/15/14	50	52,416
HCP Inc.
3.75%, 02/01/16	20	21,230
6.00%, 01/30/17	50	56,655
Health Care REIT Inc.
3.63%, 03/15/16	25	26,134
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	25	25,337
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	48,959

		259,294
ROAD & RAIL — 0.12%
CSX Corp.
6.25%, 03/15/18	50	58,761

		58,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Intel Corp.
1.95%, 10/01/16	25	25,743
KLA-Tencor Corp.
6.90%, 05/01/18	25	29,239
Texas Instruments Inc.
2.38%, 05/16/16	50	52,037

		107,019
SOFTWARE — 0.22%
Microsoft Corp.
1.63%, 09/25/15	25	25,595
Oracle Corp.
1.20%, 10/15/17	25	24,457
5.75%, 04/15/18	50	58,408

		108,460
SPECIALTY RETAIL — 0.16%
Home Depot Inc. (The)
5.40%, 03/01/16	50	55,672

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$25	$24,944

		80,616
TOBACCO — 0.24%
Altria Group Inc.
4.13%, 09/11/15	25	26,676
Philip Morris International Inc.
1.13%, 08/21/17	50	48,901
2.50%, 05/16/16[a]	20	20,855
Reynolds American Inc.
1.05%, 10/30/15	25	24,994

		121,426
TRANSPORTATION INFRASTRUCTURE — 0.04%
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	20	19,975

		19,975
WIRELESS TELECOMMUNICATION SERVICES — 0.29%
America Movil SAB de CV
5.75%, 01/15/15	50	53,227
Vodafone Group PLC
0.90%, 02/19/16	50	49,507
1.25%, 09/26/17	45	43,333

		146,067

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,297,143)		13,235,857

FOREIGN AGENCY OBLIGATIONS[e] — 1.73%

AUSTRIA — 0.16%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	32	32,405
1.13%, 05/29/18	50	48,925

		81,330
BRAZIL — 0.08%
Petrobras International Finance Co.
3.50%, 02/06/17	40	40,319

		40,319
CANADA — 0.69%
British Columbia (Province of)
1.20%, 04/25/17	25	25,131
Export Development Canada
0.50%, 09/15/15	35	35,033
Manitoba (Province of)
4.90%, 12/06/16	50	56,448
Ontario (Province of)
0.95%, 05/26/15	100	100,769
1.20%, 02/14/18	35	34,298
4.75%, 01/19/16	50	54,836

Security	Principal (000s)	Value

Quebec (Province of)
5.13%, 11/14/16	$32	$36,192

		342,707
MEXICO — 0.06%
Pemex Project Funding Master Trust
5.75%, 03/01/18	25	27,813

		27,813
NETHERLANDS — 0.10%
Petrobras Global Finance BV
2.00%, 05/20/16[a]	50	49,334

		49,334
SUPRANATIONAL — 0.54%
Asian Development Bank
0.50%, 08/17/15	70	70,151
1.13%, 03/15/17	85	85,597
Inter-American Development Bank
1.13%, 03/15/17	60	60,464
1.38%, 10/18/16	50	50,921

		267,133
SWEDEN — 0.10%
Svensk Exportkredit AB
1.75%, 05/30/17	50	50,973

		50,973

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $863,342)		859,609

FOREIGN GOVERNMENT OBLIGATIONS[e] — 1.07%

BRAZIL — 0.06%
Brazil (Federative Republic of)
7.88%, 03/07/15	25	27,525

		27,525
CANADA — 0.07%
Canada (Government of)
0.88%, 02/14/17	35	35,028

		35,028
COLOMBIA — 0.23%
Colombia (Republic of)
7.38%, 01/27/17	100	115,750

		115,750
ITALY — 0.35%
Italy (Republic of)
3.13%, 01/26/15	100	102,539
4.50%, 01/21/15	70	73,159

		175,698

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Principal (000s)	Value

MEXICO — 0.19%
United Mexican States
5.63%, 01/15/17	$50	$56,125
11.38%, 09/15/16	30	39,075

		95,200
PHILIPPINES — 0.06%
Philippines (Republic of the)
9.38%, 01/18/17	25	31,062

		31,062
TURKEY — 0.11%
Turkey (Republic of)
7.25%, 03/15/15	50	53,730

		53,730

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $536,163)		533,993

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.72%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.97%
Federal Home Loan Banks
0.38%, 06/24/16	600	595,969
0.50%, 11/20/15	300	300,535
1.00%, 06/21/17	175	174,154
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	400	398,657
0.75%, 11/25/14	450	453,176
0.88%, 03/07/18[a]	560	545,326
1.00%, 09/29/17	100	98,912
Federal National Mortgage Association
0.38%, 07/05/16	100	99,190
0.50%, 05/27/15	500	501,864
0.50%, 09/28/15	300	300,654
0.50%, 03/30/16	200	199,533
0.88%, 08/28/14	550	554,030
0.88%, 02/08/18	250	244,020

		4,466,020
U.S. GOVERNMENT OBLIGATIONS — 60.75%
U.S. Treasury Bonds
9.13%, 05/15/18	250	341,063
U.S. Treasury Notes
0.25%, 09/30/14	950	950,893
0.25%, 01/15/15	900	900,558
0.25%, 02/15/15	700	700,210
0.25%, 09/15/15	750	748,372
0.25%, 04/15/16	500	496,495
0.25%, 05/15/16[a]	585	580,297
0.38%, 11/15/14	1,650	1,653,993
0.38%, 06/15/15	170	170,258
0.38%, 06/30/15	600	600,870
0.38%, 11/15/15	450	449,816
0.38%, 01/15/16	750	748,747
0.38%, 02/15/16	600	598,596
0.50%, 06/15/16	1,800	1,796,436

Security	Principal or Shares (000s)	Value

0.63%, 04/30/18[a]	$400	$387,340
0.75%, 10/31/17	500	491,935
0.75%, 12/31/17	150	147,104
0.75%, 02/28/18	210	205,302
0.75%, 03/31/18	225	219,530
0.88%, 01/31/18	250	246,103
1.00%, 10/31/16	700	706,300
1.38%, 11/30/15	400	409,032
1.38%, 06/30/18	1,320	1,320,449
1.50%, 06/30/16	1,100	1,128,875
1.75%, 07/31/15	800	822,736
2.25%, 01/31/15	1,400	1,442,574
2.38%, 08/31/14	950	972,677
2.38%, 10/31/14[a]	1,400	1,438,122
2.38%, 03/31/16	450	472,459
2.38%, 05/31/18[a]	800	839,272
2.38%, 06/30/18	1,050	1,100,578
2.50%, 04/30/15	625	649,269
3.25%, 07/31/16	1,250	1,347,612
4.25%, 08/15/15	600	647,736
4.50%, 11/15/15	800	874,720
4.50%, 02/15/16	520	572,946
4.63%, 02/15/17	400	452,740
4.88%, 08/15/16	1,430	1,612,211
7.25%, 05/15/16[a]	425	504,007
8.88%, 08/15/17	400	524,556

		30,272,789

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $34,764,367)		34,738,809

SHORT-TERM INVESTMENTS — 9.45%

MONEY MARKET FUNDS — 9.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b],f,g	3,731	3,731,467
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b],f,g	353	353,333

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

July 31, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,f]	626	$625,915

		4,710,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,710,715)		4,710,715

TOTAL INVESTMENTS IN SECURITIES — 108.53%
(Cost: $54,171,730)		54,078,983
Other Assets, Less Liabilities — (8.53)%		(4,248,698)

NET ASSETS — 100.00%		$49,830,285

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

65

Schedule of Investments  (Unaudited)

iSHARES® FINANCIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.87%

CAPITAL MARKETS — 13.31%
Credit Suisse (USA) Inc.
5.85%, 08/16/16	$75	$83,917
Deutsche Bank AG London
6.00%, 09/01/17	100	115,023
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	107,831
6.75%, 10/01/37	125	132,189
Jefferies Group LLC
6.88%, 04/15/21[a]	50	54,954
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	204,386
Morgan Stanley
3.75%, 02/25/23	25	23,948
4.10%, 05/22/23	50	46,723
4.75%, 03/22/17	150	160,658
5.75%, 01/25/21	200	222,566
Nomura Holdings Inc.
6.70%, 03/04/20	75	85,737
Northern Trust Corp.
2.38%, 08/02/22[a]	25	22,952
State Street Corp.
2.88%, 03/07/16	100	104,815

		1,365,699

COMMERCIAL BANKS — 30.92%
Abbey National Treasury Services PLC
4.00%, 04/27/16	25	26,398
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)[a]	50	46,378
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	155,084
Bank of Nova Scotia
2.90%, 03/29/16	125	130,735
Barclays Bank PLC
5.13%, 01/08/20	100	110,864
5.20%, 07/10/14	100	104,157
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	131,258
BNP Paribas SA
3.25%, 03/03/23	50	45,943
3.60%, 02/23/16	125	130,945
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	48,856
Credit Suisse New York
5.40%, 01/14/20[a]	50	53,825
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	25	24,850
3.63%, 01/25/16	100	105,678
HSBC Holdings PLC
4.00%, 03/30/22	50	50,949
5.10%, 04/05/21	75	82,533
6.50%, 09/15/37	100	113,505
KeyCorp
5.10%, 03/24/21	25	27,678

Security	Principal (000s)	Value

Lloyds TSB Bank PLC
4.20%, 03/28/17	$50	$53,426
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,344
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	156,286
Rabobank Nederland
3.38%, 01/19/17	100	105,139
3.88%, 02/08/22	50	50,123
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	47,918
Royal Bank of Canada
1.45%, 10/30/14	100	100,916
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	25	27,332
6.13%, 01/11/21	75	84,193
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	79,245
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	51,857
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	154,360
UBS AG Stamford
5.88%, 12/20/17	175	202,238
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	51,731
5.63%, 10/15/16	100	112,211
Wells Fargo & Co.
3.50%, 03/08/22	50	50,403
4.60%, 04/01/21	225	244,013
Westpac Banking Corp.
0.95%, 01/12/16	50	49,886
4.88%, 11/19/19	100	111,367
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	25	24,840

		3,172,464

CONSUMER FINANCE — 4.05%
American Express Co.
2.65%, 12/02/22[a]	50	46,597
4.05%, 12/03/42	42	36,868
American Express Credit Corp.
2.38%, 03/24/17[a]	25	25,560
Capital One Financial Corp.
6.75%, 09/15/17	125	147,088
Discover Financial Services
3.85%, 11/21/22	25	23,700
HSBC Finance Corp.
5.00%, 06/30/15	75	80,212
6.68%, 01/15/21[a]	50	56,183

		416,208

DIVERSIFIED FINANCIAL SERVICES — 18.41%
Bank of America Corp.
3.63%, 03/17/16	100	104,940
5.70%, 01/24/22	75	83,859
7.63%, 06/01/19	100	121,954
Citigroup Inc.
4.45%, 01/10/17	125	134,755
4.50%, 01/14/22	50	52,543
4.75%, 05/19/15	200	212,009
6.88%, 03/05/38	100	120,200

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

General Electric Capital Corp.
1.60%, 11/20/17	$25	$24,551
1.63%, 07/02/15	50	50,630
2.25%, 11/09/15	200	204,643
Series A
6.75%, 03/15/32[a]	175	209,835
ING U.S. Inc.
2.90%, 02/15/18[c]	50	49,920
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	198,645
3.15%, 07/05/16	200	209,451
5.60%, 07/15/41	100	110,865

		1,888,800

HEALTH CARE PROVIDERS & SERVICES — 4.43%
Aetna Inc.
6.63%, 06/15/36	50	60,736
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	102,913
Humana Inc.
7.20%, 06/15/18	25	29,741
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,097
4.63%, 11/15/41 (Call 05/15/41)	100	96,800
WellPoint Inc.
5.25%, 01/15/16	25	27,382
6.38%, 06/15/37	75	86,589

		454,258

INSURANCE — 15.74%
ACE INA Holdings Inc.
4.15%, 03/13/43	25	23,063
Aflac Inc.
2.65%, 02/15/17[a]	75	77,025
3.63%, 06/15/23[a]	25	24,458
Allstate Corp. (The)
5.55%, 05/09/35	25	27,936
American International Group Inc.
4.25%, 09/15/14	150	155,578
8.18%, 05/15/68 (Call 05/15/38)[d]	100	122,500
Assurant Inc.
4.00%, 03/15/23	25	24,144
AXA SA
8.60%, 12/15/30	25	30,312
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	125	129,875
5.75%, 01/15/40	25	28,320
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	50	48,420
Chubb Corp. (The)
6.00%, 05/11/37	50	59,782
Fidelity National Financial Inc.
5.50%, 09/01/22	15	15,832
Genworth Financial Inc.
6.52%, 05/22/18[a]	50	56,644
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	56,082
Infinity Property & Casualty Corp.
5.00%, 09/19/22[a]	10	9,826

Security	Principal (000s)	Value

Lincoln National Corp.
8.75%, 07/01/19	$100	$129,772
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	108,289
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)[a]	50	52,000
6.75%, 06/01/16	100	114,977
Principal Financial Group Inc.
3.30%, 09/15/22	25	24,343
Prudential Financial Inc.
5.80%, 11/16/41	50	55,746
7.38%, 06/15/19[a]	100	123,767
Travelers Companies Inc. (The)
6.25%, 06/20/16	50	56,996
6.25%, 06/15/37	25	30,799
XLIT Ltd.
5.75%, 10/01/21	25	28,505

		1,614,991

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.74%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	25	23,391
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	105,950
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	25	22,996
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	25	23,032
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	24,879
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	25	24,260
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	53,072
HCP Inc.
3.75%, 02/01/16	50	53,075
5.38%, 02/01/21 (Call 11/03/20)	25	27,410
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	54,188
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	25	25,188
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	25	23,156
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	24,878
ProLogis LP
6.63%, 05/15/18	100	117,085
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	25	23,037
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)[a]	125	143,442
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	25	25,367

		794,406

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 0.27%
Willis North America Inc.
6.20%, 03/28/17	$25	$28,039

		28,039

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,536,091)		9,734,865

SHORT-TERM INVESTMENTS — 7.95%

MONEY MARKET FUNDS — 7.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b],[e,f]	307	306,642
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,e,f]	29	29,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	480	479,999

		815,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $815,677)		815,677

TOTAL INVESTMENTS IN SECURITIES — 102.82%
(Cost: $10,351,768)		10,550,542
Other Assets, Less Liabilities — (2.82)%		(289,308)

NET ASSETS — 100.00%		$10,261,234

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

68

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 89.76%

AEROSPACE & DEFENSE — 0.70%
United Technologies Corp.
0.54%, 12/02/13	$12,006	$12,017,994
0.77%, 06/01/15	5,500	5,537,741

		17,555,735
AUTO COMPONENTS — 0.16%
Johnson Controls Inc.
0.68%, 02/04/14	4,050	4,056,836

		4,056,836
BEVERAGES — 1.37%
Anheuser-Busch InBev Worldwide Inc.
0.63%, 07/14/14	2,400	2,405,794
0.81%, 01/27/14	9,355	9,376,834
Coca-Cola Co. (The)
0.22%, 03/14/14[b]	4,606	4,606,760
0.25%, 03/05/15	8,000	7,993,784
PepsiCo Inc.
0.48%, 02/26/16	9,900	9,905,079

		34,288,251
CAPITAL MARKETS — 11.73%
Bank of New York Mellon Corp. (The)
0.49%, 10/23/15	12,250	12,270,127
0.51%, 03/04/16	3,000	2,999,271
0.53%, 07/28/14	2,950	2,956,248
0.55%, 01/31/14	1,700	1,701,899
Series 1
0.71%, 03/06/18	2,000	1,999,124
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.66%, 11/21/16	18,500	18,232,897
Goldman Sachs Group Inc. (The)
0.72%, 03/22/16	17,950	17,746,088
0.77%, 01/12/15[b]	5,000	4,982,670
0.88%, 09/29/14	12,760	12,767,656
1.27%, 02/07/14	19,175	19,233,292
1.27%, 11/21/14	3,000	3,017,043
1.47%, 04/30/18	35,000	35,000,910
Series B
0.67%, 07/22/15[b]	22,125	21,975,037
International Finance Facility for Immunisation
0.46%, 07/05/16[c]	5,000	5,000,064
Merrill Lynch & Co. Inc. Series C
0.73%, 01/15/15	1,000	997,586
Morgan Stanley
0.57%, 01/09/14[b]	20,600	20,576,969
0.72%, 10/18/16	13,100	12,769,330
0.75%, 10/15/15[b]	14,004	13,847,043
1.52%, 02/25/16	16,000	16,088,544
1.55%, 04/25/18[b]	9,000	8,939,151
1.86%, 01/24/14[b]	18,130	18,222,898

Security	Principal (000s)	Value

Nomura Holdings Inc.
1.72%, 09/13/16	$5,000	$5,022,760
Sun Life Financial Global Funding LP
0.52%, 10/06/13[c]	9,070	9,071,088
Volkswagen International Finance NV
0.87%, 11/20/14[c]	7,000	7,024,430
0.88%, 04/01/14[b,c]	5,350	5,357,388
1.02%, 03/21/14[c]	15,650	15,701,489

		293,501,002
CHEMICALS — 0.36%
E.I. du Pont de Nemours and Co.
0.69%, 03/25/14[b]	9,025	9,049,747

		9,049,747
COMMERCIAL BANKS — 36.18%
Abbey National Treasury Services PLC
1.84%, 04/25/14	8,900	8,977,857
African Development Bank
0.60%, 08/04/14	2,990	2,998,629
American Express Centurion Bank
1.00%, 11/13/15	3,975	3,975,938
ANZ National International Ltd.
1.27%, 12/20/13[c]	2,250	2,257,985
Australia and New Zealand Banking Group Ltd.
0.47%, 05/07/15[b],c	17,000	16,994,084
0.84%, 05/15/18[b]	8,000	7,966,384
0.94%, 09/24/13[c]	2,000	2,001,836
1.01%, 01/10/14[c]	4,750	4,765,057
Bank of America N.A.
0.55%, 06/15/16	3,150	3,062,052
0.57%, 06/15/17	3,125	2,983,106
Bank of Montreal
0.73%, 04/29/14	8,500	8,528,704
0.75%, 09/11/15	2,000	2,007,780
0.79%, 07/15/16	3,000	3,004,395
0.87%, 04/09/18	5,000	4,997,835
Bank of Nova Scotia
0.67%, 03/15/16	2,000	1,998,998
0.72%, 09/11/15	6,500	6,514,300
0.79%, 07/15/16	2,500	2,502,205
1.31%, 01/12/15	2,500	2,528,273
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.72%, 02/26/16[c]	1,000	1,001,529
0.74%, 04/02/14	1,000	1,002,932
0.93%, 02/24/14[c]	7,250	7,271,380
Barclays Bank PLC
1.31%, 01/13/14	7,450	7,481,581
BB&T Corp.
0.96%, 04/28/14 (Call 03/28/14)	6,300	6,313,879
BBVA U.S. Senior SA Unipersonal
2.40%, 05/16/14	3,700	3,719,333
BNP Paribas SA
1.17%, 01/10/14[b]	18,800	18,849,651
3.02%, 12/20/14[b]	19,500	20,121,406
BP Capital Markets PLC
0.79%, 05/10/18	6,000	6,005,622
0.88%, 03/11/14	1,975	1,981,316
BPCE SA
1.52%, 04/25/16[b]	2,000	2,015,034
2.02%, 02/07/14[c]	8,200	8,256,260

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Branch Banking & Trust Co.
0.59%, 09/13/16[b]	$7,000	$6,897,814
Canadian Imperial Bank of Commerce
0.79%, 07/18/16[b]	4,000	4,002,372
Commonwealth Bank of Australia
0.55%, 09/17/14[c]	13,525	13,560,206
0.77%, 06/25/14[c]	7,900	7,931,742
0.97%, 08/07/13[c]	1,500	1,500,080
1.00%, 03/17/14[c]	36,750	36,905,416
1.07%, 09/18/15[b,c]	7,000	7,062,958
Credit Agricole SA
1.72%, 01/21/14[c]	12,400	12,463,984
Credit Suisse New York
1.23%, 01/14/14	7,250	7,277,992
Danske Bank A/S
1.32%, 04/14/14[c]	3,000	3,013,128
European Investment Bank
0.67%, 02/03/14[c]	8,000	8,011,848
Fifth Third Bank
0.68%, 02/26/16 (Call 01/26/16)	6,000	5,989,386
Hartford Life Institutional Funding
0.60%, 08/15/13[c]	5,500	5,500,594
HSBC Bank PLC
0.92%, 05/15/18[c]	3,500	3,498,369
0.93%, 08/12/13[c]	3,200	3,200,426
1.07%, 01/17/14[c]	19,350	19,423,646
ING Bank NV
1.22%, 03/07/16[c]	12,000	12,027,672
1.59%, 10/18/13[c]	5,000	5,014,890
1.67%, 06/09/14[c]	8,500	8,573,856
1.91%, 09/25/15[b,c]	5,500	5,601,882
International Bank for Reconstruction and Development
0.19%, 01/14/15	18,800	18,811,130
International Finance Corp.
0.19%, 01/28/15	14,900	14,895,724
Intesa Sanpaolo SpA
2.67%, 02/24/14[c]	20,750	20,815,300
KfW
0.24%, 01/23/15	9,000	9,000,099
0.25%, 07/09/15	5,000	4,998,080
0.27%, 03/17/14[b]	15,750	15,749,858
0.34%, 03/13/15[b]	21,500	21,508,170
0.45%, 01/17/14	8,600	8,610,268
Landwirtschaftliche Rentenbank
0.39%, 01/28/14[c]	750	749,898
Lloyds TSB Bank PLC
2.61%, 01/24/14	2,500	2,524,655
Manufacturers and Traders Trust Co.
0.57%, 03/07/16	6,000	5,981,562
MassMutual Global Funding
0.78%, 09/27/13[c]	5,500	5,504,328
National Australia Bank Ltd.
0.47%, 05/28/15[c]	500	499,821
0.82%, 07/25/16	10,000	10,017,510
0.98%, 11/08/13[c]	1,500	1,502,639
0.99%, 04/11/14[b,c]	11,250	11,304,259
1.21%, 07/25/14[c]	20,150	20,331,431
1.40%, 08/07/15	1,000	1,016,941
1.43%, 02/14/14	250	251,588
National Australia Bank Ltd. New York
0.57%, 01/22/15[c]	21,350	21,385,847
National City Bank
0.64%, 06/07/17	5,000	4,891,545

Security	Principal (000s)	Value

Nordea Bank AB
0.74%, 05/13/16[c]	$8,000	$8,008,816
1.17%, 01/14/14[c]	7,050	7,079,786
PNC Bank N.A.
0.58%, 04/29/16 (Call 04/29/15)[d]	3,000	2,997,666
PNC Funding Corp.
0.47%, 01/31/14[b,d]	5,255	5,255,226
RaboBank Nederland
0.62%, 04/14/14[b]	5,900	5,914,378
0.75%, 03/18/16	7,500	7,529,355
Royal Bank of Canada
0.50%, 01/06/15	8,000	8,010,672
0.57%, 04/17/14	12,335	12,362,507
0.64%, 03/08/16	23,675	23,705,754
0.97%, 10/30/14	17,700	17,833,104
Royal Bank of Scotland PLC
2.04%, 01/30/14[c]	10,200	10,271,910
Societe Generale
1.32%, 04/11/14[c]	12,500	12,553,037
SSIF Nevada LP
0.97%, 04/14/14[c]	16,800	16,868,914
Standard Chartered PLC
1.23%, 05/12/14[c]	6,850	6,889,703
Sumitomo Mitsui Banking Corp.
0.94%, 07/19/16[b]	7,000	7,018,438
1.22%, 07/22/14[c]	4,000	4,027,932
SunTrust Bank
0.56%, 08/24/15	1,000	985,640
Svenska Handelsbanken AB
0.72%, 03/21/16	12,500	12,532,787
Toronto-Dominion Bank (The)
0.45%, 05/01/15	25,000	25,004,350
0.57%, 07/14/14	8,575	8,599,079
0.72%, 11/01/13	4,500	4,504,608
Series 1
0.82%, 04/30/18	8,000	8,026,320
UBS AG Stamford
1.26%, 01/28/14	1,750	1,758,215
US Bank N.A.
0.55%, 10/14/14	6,900	6,913,138
Wachovia Bank N.A./Wells Fargo & Co.
0.60%, 03/15/16	1,375	1,352,541
0.65%, 11/03/14[b]	15,750	15,773,420
Wachovia Corp./Wells Fargo & Co.
0.46%, 08/01/13	3,750	3,750,000
0.54%, 06/15/17	15,250	15,059,344
0.61%, 10/28/15	3,250	3,220,734
0.64%, 10/15/16	14,500	14,305,497
Wells Fargo & Co.
0.46%, 10/28/15[b]	21,450	21,380,695
0.89%, 04/23/18[b]	17,000	17,000,544
1.00%, 07/20/16	10,000	10,008,880
1.20%, 06/26/15	3,000	3,035,859
Wells Fargo Bank N.A.
0.48%, 05/16/16	6,200	6,125,569
Westpac Banking Corp.
1.01%, 07/30/18	4,000	4,007,732
1.01%, 12/09/13	2,950	2,956,959
1.01%, 03/31/14[c]	4,200	4,218,589
1.03%, 09/25/15	8,500	8,584,303

		905,326,256

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 0.43%
Cisco Systems Inc.
0.52%, 03/14/14	$10,606	$10,623,341

		10,623,341
COMPUTERS & PERIPHERALS — 1.54%
Apple Inc.
0.32%, 05/03/16	9,000	9,000,000
0.52%, 05/03/18	21,000	20,980,344
Dell Inc.
0.87%, 04/01/14[b]	500	498,728
Hewlett-Packard Co.
0.67%, 05/30/14[b]	3,006	2,999,847
1.82%, 09/19/14[b]	5,000	5,045,740

		38,524,659
CONSUMER FINANCE — 8.05%
American Express Bank FSB
0.49%, 06/12/17	19,400	19,142,698
American Express Co.
0.86%, 05/22/18	2,000	1,998,222
American Express Credit Corp.
0.77%, 07/29/16	1,000	1,000,578
1.12%, 06/24/14[b]	4,840	4,870,279
1.37%, 06/12/15	4,500	4,564,728
American Honda Finance Corp.
0.38%, 11/13/14[c]	1,000	1,000,509
0.49%, 11/03/14[c]	9,000	9,016,812
0.65%, 05/26/16[c]	10,000	9,995,860
0.67%, 06/18/14[b,c]	1,250	1,254,034
Banque PSA Finance SA
2.17%, 04/04/14[c]	500	495,656
Caterpillar Financial Services Corp.
0.37%, 11/19/14	1,000	1,000,679
0.42%, 08/27/14	1,000	1,000,736
0.51%, 02/26/16	6,000	6,000,096
0.63%, 02/09/15	9,250	9,287,657
Daimler Finance North America LLC
0.87%, 01/09/15[c]	7,000	7,023,030
0.89%, 03/28/14[b,c]	8,800	8,820,302
0.95%, 08/01/16[c]	7,000	7,006,181
1.05%, 04/10/14[c]	4,000	4,014,164
1.47%, 09/13/13[c]	3,200	3,203,286
Ford Motor Credit Co. LLC
1.53%, 05/09/16	8,000	8,017,304
HSBC Finance Corp.
0.52%, 01/15/14	19,500	19,496,119
0.70%, 06/01/16[b]	5,250	5,204,850
John Deere Capital Corp.
0.34%, 01/12/15	4,500	4,498,132
0.37%, 10/08/14	500	500,129
0.42%, 04/25/14	3,250	3,253,757
0.44%, 06/16/14	13,850	13,869,625
0.67%, 10/04/13[b]	770	770,700
0.80%, 09/22/14[b]	8,800	8,847,854
SLM Corp.
0.57%, 01/27/14[b]	750	744,349
Toyota Motor Credit Corp.
0.35%, 08/22/14	4,000	4,001,720
0.42%, 03/10/15	7,000	7,000,112

Security	Principal (000s)	Value

0.43%, 01/27/14	$500	$500,630
0.43%, 01/23/15	9,500	9,510,440
0.44%, 11/21/14	2,000	2,001,330
0.56%, 05/17/16[b]	7,000	6,998,082
0.67%, 01/17/14[b]	400	400,695
0.72%, 10/11/13	5,090	5,094,988

		201,406,323
DISTRIBUTORS — 0.23%
Glencore Funding LLC
1.43%, 05/27/16[c]	3,000	2,923,527
1.63%, 01/15/19[c]	3,000	2,813,094

		5,736,621
DIVERSIFIED FINANCIAL SERVICES — 16.81%
Bank of America Corp.
0.53%, 10/14/16[b]	18,900	18,497,600
0.60%, 09/15/14	7,250	7,242,895
0.61%, 08/15/16	1,300	1,249,641
1.09%, 03/22/16	12,025	12,015,885
1.34%, 03/22/18[b]	12,000	11,973,348
1.72%, 05/24/16	500	504,802
1.82%, 07/11/14	1,245	1,258,625
Series L
1.69%, 01/30/14	11,400	11,463,042
Citigroup Inc.
0.40%, 03/07/14	9,150	9,134,280
0.54%, 06/09/16	10,390	10,078,799
0.55%, 11/05/14[b]	24,500	24,436,055
1.06%, 04/01/16	3,000	3,007,134
1.20%, 04/01/14[b]	21,400	21,468,394
1.23%, 07/25/16	5,550	5,566,284
1.33%, 11/08/17	500	499,588
1.72%, 01/13/14	11,000	11,052,745
2.28%, 08/13/13	9,555	9,559,338
General Electric Capital Corp.
0.39%, 12/20/13	1,250	1,250,646
0.45%, 02/15/17[b]	240	236,760
0.47%, 01/08/16[b]	7,500	7,462,470
0.48%, 05/11/16	4,292	4,253,454
0.65%, 07/10/15	8,000	8,006,208
0.65%, 01/09/15[b]	5,500	5,512,958
0.87%, 01/08/16	18,750	18,805,481
0.88%, 12/11/15	12,000	12,092,964
0.90%, 04/07/14	10,900	10,945,900
0.90%, 06/02/14	1,000	1,004,906
0.92%, 07/12/16	5,000	5,005,835
0.96%, 04/24/14[b]	10,500	10,554,684
0.98%, 04/02/18[b]	3,000	3,016,494
1.12%, 01/07/14	7,800	7,828,439
1.15%, 05/09/16	1,750	1,765,274
1.30%, 07/02/15	5,500	5,575,499
Series A
0.53%, 09/15/14	21,500	21,540,850
J.P. Morgan Chase & Co.
0.71%, 04/23/15	12,000	11,984,040
0.89%, 02/26/16	32,750	32,767,030
0.93%, 10/15/15[b]	12,900	12,932,263
1.02%, 05/02/14	29,500	29,637,588
1.03%, 09/30/13	4,000	4,004,652
1.06%, 01/24/14	18,725	18,793,533

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

1.17%, 01/25/18	$23,000	$23,041,837
1.32%, 03/20/15	3,600	3,632,526

		420,660,746
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
AT&T Inc.
0.66%, 02/12/16	11,850	11,884,152
British Telecommunications PLC
1.40%, 12/20/13	500	501,774
Verizon Communications Inc.
0.47%, 03/06/15[c]	5,500	5,493,130
0.89%, 03/28/14	11,400	11,433,140

		29,312,196
ELECTRIC UTILITIES — 0.24%
Appalachian Power Co.
0.65%, 08/16/13	1,500	1,500,130
Georgia Power Co.
0.59%, 03/15/16 (Call 03/15/14)	3,000	3,000,825
Northeast Utilities
1.02%, 09/20/13	1,500	1,501,233

		6,002,188
ELECTRICAL EQUIPMENT — 0.28%
Eaton Corp. PLC
0.60%, 06/16/14	7,000	7,014,322

		7,014,322
FOOD & STAPLES RETAILING — 0.03%
Walgreen Co.
0.77%, 03/13/14[b]	800	801,226

		801,226
FOOD PRODUCTS — 0.59%
Campbell Soup Co.
0.57%, 08/01/14	5,900	5,907,564
General Mills Inc.
0.56%, 01/29/16	1,500	1,499,260
0.62%, 05/16/14	5,400	5,409,866
Kellogg Co.
0.51%, 02/13/15	2,000	2,000,922

		14,817,612
HOUSEHOLD PRODUCTS — 0.40%
Procter & Gamble Co. (The)
0.18%, 02/14/14[b]	4,500	4,497,588
0.19%, 02/06/14	5,400	5,396,506

		9,894,094
INSURANCE — 3.37%
Berkshire Hathaway Finance Corp.
0.60%, 01/10/14	7,750	7,761,075
Berkshire Hathaway Inc.
0.98%, 08/15/14	5,803	5,839,315
MetLife Global Funding I
0.62%, 03/19/14[c]	4,020	4,027,208

Security	Principal (000s)	Value

1.02%, 01/10/14[c]	$12,700	$12,737,998
MetLife Inc.
0.64%, 01/06/15[c]	500	501,668
MetLife Institutional Funding II
1.17%, 04/04/14[c]	13,950	14,032,737
Metropolitan Life Global Funding I
0.80%, 07/15/16[c]	3,000	2,999,157
Monumental Global Funding III
0.47%, 01/15/14[c]	4,692	4,695,040
New York Life Global Funding
0.31%, 09/19/14[c]	13,150	13,149,592
0.39%, 06/18/14[c]	1,510	1,511,531
0.53%, 04/04/14[c]	2,500	2,505,295
Principal Life Global Funding II
0.43%, 09/19/14[c]	7,500	7,496,783
0.64%, 05/27/16[c]	1,000	1,001,118
0.89%, 07/09/14[c]	5,000	5,020,730
Principal Life Income Fundings Trust
0.46%, 11/08/13	1,027	1,027,216

		84,306,463
IT SERVICES — 0.60%
IBM International Group Capital LLC
0.30%, 07/29/15	5,000	4,999,010
International Business Machines Corp.
0.25%, 02/04/15	10,000	9,995,540

		14,994,550
MEDIA — 0.92%
NBCUniversal Enterprise Inc.
0.81%, 04/15/16[c]	6,000	6,014,070
0.95%, 04/15/18[c]	11,000	11,094,061
Walt Disney Co. (The)
0.27%, 02/11/15[b]	6,000	5,995,506

		23,103,637
METALS & MINING — 0.37%
BHP Billiton Finance (USA) Ltd.
0.54%, 02/18/14[b]	4,250	4,255,533
Rio Tinto Finance (USA) PLC
1.11%, 06/17/16[b]	5,000	5,001,435

		9,256,968
MULTI-UTILITIES — 0.03%
Sempra Energy
1.03%, 03/15/14	650	651,796

		651,796
MULTILINE RETAIL — 0.21%
Target Corp.
0.44%, 07/18/14	5,350	5,359,304

		5,359,304
OFFICE ELECTRONICS — 0.04%
Xerox Corp.
1.09%, 05/16/14	500	499,999
1.67%, 09/13/13	500	500,431

		1,000,430

72

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 1.11%
EOG Resources Inc.
1.02%, 02/03/14	$140	$140,423
Schlumberger Investment SA
0.82%, 09/12/14[c]	1,950	1,960,027
Statoil ASA
0.57%, 05/15/18	8,000	8,015,128
Total Capital Canada Ltd.
0.65%, 01/17/14	9,100	9,114,232
0.65%, 01/15/16	8,600	8,657,078

		27,886,888
PHARMACEUTICALS — 1.72%
AbbVie Inc.
1.03%, 11/06/15[c]	8,500	8,577,936
Johnson & Johnson
0.37%, 05/15/14[b]	6,600	6,604,600
Merck & Co. Inc.
0.46%, 05/18/16[b]	10,000	10,016,220
0.63%, 05/18/18	5,000	5,007,080
Pfizer Inc.
0.57%, 06/15/18	3,000	3,002,910
Sanofi
0.59%, 03/28/14	3,506	3,513,752
Teva Pharmaceutical Finance Co. BV
1.18%, 11/08/13	3,850	3,858,243
Teva Pharmaceutical Finance III BV
0.77%, 03/21/14	2,505	2,510,321

		43,091,062
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.04%
National Rural Utilities Cooperative Finance Corp.
0.38%, 08/09/13	1,000	1,000,014

		1,000,014
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
VF Corp.
1.02%, 08/23/13	3,100	3,101,280

		3,101,280
THRIFTS & MORTGAGE FINANCE — 0.32%
Achmea Hypotheekbank NV
0.62%, 11/03/14[c]	8,000	8,032,784

		8,032,784
TOBACCO — 0.28%
Philip Morris International Inc.
0.32%, 02/26/15	7,000	6,995,793

		6,995,793

Security	Principal (000s)	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Vodafone Group PLC
0.66%, 02/19/16[b]	$8,900	$8,896,743

		8,896,743
TOTAL CORPORATE BONDS & NOTES (Cost: $2,244,967,029)		2,246,248,867

FOREIGN AGENCY OBLIGATIONS[a,e] — 8.65%
CANADA — 0.63%
Ontario (Province of)
0.33%, 08/13/15	15,800	15,793,664

		15,793,664
NETHERLANDS — 1.35%
Bank Nederlandse Gemeenten
1.00%, 07/18/16[c]	5,000	4,995,550
Nederlandse Waterschapsbank
0.31%, 10/27/14[b,c]	20,000	20,009,180
Petrobras Global Finance BV
1.89%, 05/20/16[b]	5,000	4,937,500
2.41%, 01/15/19	3,981	3,911,333

		33,853,563
NORWAY — 3.48%
Kommunalbanken AS
0.28%, 01/26/15[c]	17,500	17,491,040
0.35%, 03/18/16[b,c]	13,000	12,993,461
0.39%, 03/10/14[c]	1,000	1,000,690
0.40%, 10/31/16[c]	7,500	7,507,237
0.45%, 02/20/18[c]	24,000	23,967,744
0.47%, 04/01/15[c]	6,500	6,512,799
0.66%, 03/27/17[c]	17,500	17,644,410

		87,117,381
SUPRANATIONAL — 2.05%
Asian Development Bank
0.19%, 05/29/15	12,000	11,973,595
Inter-American Development Bank
0.23%, 02/11/16	9,000	9,006,507
0.25%, 10/15/15	9,900	9,909,138
0.26%, 12/12/16	9,000	9,012,744
0.72%, 05/20/14[b]	4,700	4,717,836
1.00%, 07/29/15	6,000	6,001,920
Swedish Export Credit Corp.
1.03%, 08/14/14	500	503,758

		51,125,498
SWEDEN — 1.14%
Kommuninvest I Sverige AB
0.30%, 03/26/15[c]	7,500	7,497,705
Svensk Exportkredit AB
0.45%, 06/12/17	16,000	16,012,304
0.56%, 01/23/17	5,000	5,014,120

		28,524,129

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $216,588,004)		216,414,235

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 8.27%

MONEY MARKET FUNDS — 8.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,f,g]	90,486	$90,486,326
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,f,g]	8,568	8,568,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	107,778	107,778,179

		206,832,667

TOTAL SHORT-TERM INVESTMENTS (Cost: $206,832,667)		206,832,667

TOTAL INVESTMENTS IN SECURITIES — 106.68% (Cost: $2,668,387,700)		$2,669,495,769
Other Assets, Less Liabilities — (6.68)%		(167,120,824)

NET ASSETS — 100.00%		$2,502,374,945

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2013

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 62.51%

AUSTRALIA — 0.86%
Australia (Commonwealth of)
2.50%, 09/20/30[a]	AUD	25	$26,925
3.00%, 09/20/25[a]	AUD	86	99,400
4.00%, 08/20/15	AUD	15	24,011
4.00%, 08/20/20	AUD	90	148,789

			299,125
BRAZIL — 10.09%
Brazil (Federative Republic of)
6.00%, 08/15/14	BRL	316	334,408
6.00%, 05/15/15	BRL	594	625,272
6.00%, 08/15/16	BRL	100	107,149
6.00%, 05/15/17	BRL	100	106,203
6.00%, 08/15/18	BRL	270	291,986
6.00%, 08/15/20	BRL	306	334,172
6.00%, 08/15/22	BRL	251	275,624
6.00%, 05/15/35	BRL	454	501,690
6.00%, 08/15/40	BRL	656	737,364
6.00%, 08/15/50	BRL	170	191,698

			3,505,566
CANADA — 2.11%
Canada (Government of)
1.50%, 12/01/44	CAD	59	63,394
2.00%, 12/01/41	CAD	219	262,345
4.00%, 12/01/31	CAD	27	39,854
4.25%, 12/01/26	CAD	260	368,004

			733,597
CHILE — 1.06%
Chile (Republic of)
3.00%, 05/01/28	CLP	22,950	47,329
4.50%, 10/15/23	CLP	137,699	320,644

			367,973
COLOMBIA — 0.47%
Colombia (Republic of)
3.50%, 03/10/21	COP	311,300	162,092

			162,092
FRANCE — 9.27%
France (Republic of)
0.25%, 07/25/24	EUR	20	25,731
0.45%, 07/25/16	EUR	826	1,135,029
1.00%, 07/25/17	EUR	113	159,001
1.10%, 07/25/22	EUR	411	577,390
1.30%, 07/25/19	EUR	74	107,121
2.10%, 07/25/23	EUR	219	335,726
3.15%, 07/25/32	EUR	476	870,387

Security		Principal (000s)	Value

3.40%, 07/25/29	EUR	6	$11,549

			3,221,934
GERMANY — 2.77%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	72	96,009
0.75%, 04/15/18	EUR	53	74,333
1.50%, 04/15/16	EUR	160	224,193
1.75%, 04/15/20	EUR	377	567,762

			962,297
ISRAEL — 1.86%
Israel (State of)
1.50%, 06/30/14	ILS	250	80,817
2.75%, 09/30/22	ILS	200	66,236
2.75%, 08/30/41	ILS	100	31,723
3.50%, 04/30/18	ILS	638	244,758
4.00%, 05/30/36	ILS	422	181,197
5.00%, 04/30/15	ILS	100	41,392

			646,123
ITALY — 6.03%
Italy (Republic of)
2.10%, 09/15/17	EUR	555	738,978
2.10%, 09/15/21	EUR	76	95,017
2.15%, 09/15/14	EUR	229	309,210
2.35%, 09/15/19	EUR	231	306,008
2.35%, 09/15/35	EUR	219	251,062
2.55%, 09/15/41	EUR	121	133,447
3.10%, 09/15/26	EUR	199	259,875

			2,093,597
JAPAN — 0.79%
Japan (Government of)
1.10%, 09/10/16	JPY	9,263	102,041
1.20%, 12/10/17	JPY	15,224	171,962

			274,003
MEXICO — 2.40%
United Mexican States
2.50%, 12/10/20	MXN	4,913	394,306
4.00%, 11/15/40	MXN	2,079	175,833
4.50%, 12/18/14	MXN	1,237	101,933
4.50%, 12/04/25	MXN	643	63,509
4.50%, 11/22/35	MXN	1,089	97,164

			832,745
NEW ZEALAND — 0.13%
New Zealand (Government of)
2.00%, 09/20/25	NZD	40	31,051
4.50%, 02/15/16	NZD	12	15,149

			46,200
POLAND — 0.27%
Poland (Republic of)
2.75%, 08/25/23	PLN	46	15,137
3.00%, 08/24/16	PLN	238	77,083

			92,220

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2013

Security		Principal (000s)	Value

SOUTH AFRICA — 0.94%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	26	2,825
2.60%, 03/31/28	ZAR	109	11,720
3.45%, 12/07/33	ZAR	1,597	194,034
5.50%, 12/07/23	ZAR	852	116,510

			325,089
SOUTH KOREA — 0.19%
Korea (Republic of)
2.75%, 06/10/20	KRW	68,481	66,822

			66,822
SWEDEN — 1.28%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	250	37,485
3.50%, 12/01/15	SEK	950	192,728
3.50%, 12/01/28	SEK	825	215,815

			446,028
THAILAND — 0.10%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	1,050	34,856

			34,856
TURKEY — 1.88%
Turkey (Republic of)
2.00%, 10/26/22	TRY	179	84,692
3.00%, 02/23/22	TRY	109	55,922
4.00%, 04/01/20	TRY	475	259,883
7.00%, 10/01/14	TRY	336	180,124
9.00%, 05/21/14	TRY	136	73,504

			654,125
UNITED KINGDOM — 20.01%
United Kingdom
0.13%, 03/22/24	GBP	312	496,276
0.13%, 03/22/29[a]	GBP	105	162,890
0.13%, 03/22/44[a]	GBP	31	46,802
0.25%, 03/22/52	GBP	21	32,628
0.38%, 03/22/62[a]	GBP	159	278,706
0.50%, 03/22/50[a]	GBP	94	163,451
0.63%, 03/22/40[a]	GBP	379	656,209
0.63%, 11/22/42[a]	GBP	153	269,155
0.75%, 03/22/34[a]	GBP	146	252,206
0.75%, 11/22/47	GBP	178	330,225
1.13%, 11/22/37	GBP	62	117,769
1.25%, 11/22/17	GBP	348	598,037
1.25%, 11/22/27	GBP	328	599,107
1.25%, 11/22/32	GBP	132	248,792
1.25%, 11/22/55	GBP	323	732,319
1.88%, 11/22/22	GBP	295	555,189
2.50%, 07/26/16[a]	GBP	71	369,680

Security		Principal or Shares (000s)	Value

4.13%, 07/22/30	GBP	220	$1,040,689

			6,950,130

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $22,950,776)			21,714,522

U.S. GOVERNMENT OBLIGATIONS — 35.78%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	69	70,780
0.13%, 07/15/22	USD	41	40,002
0.13%, 01/15/23	USD	555	541,672
0.63%, 02/15/43	USD	137	113,565
0.75%, 02/15/42	USD	232	201,716
1.13%, 01/15/21	USD	1,861	2,011,494
1.38%, 07/15/18	USD	288	317,883
1.38%, 01/15/20	USD	253	278,485
1.63%, 01/15/18	USD	1,217	1,343,040
2.00%, 01/15/14	USD	1,160	1,175,537
2.00%, 01/15/16	USD	2,013	2,169,635
2.00%, 01/15/26	USD	1,127	1,305,774
2.13%, 01/15/19	USD	190	216,353
2.13%, 02/15/41	USD	661	795,525
3.88%, 04/15/29	USD	1,284	1,850,394

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,826,340)			12,431,855

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]		21	20,914

			20,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,914)			20,914

TOTAL INVESTMENTS IN SECURITIES — 98.35%
(Cost: $35,798,030)			$34,167,291
Other Assets, Less Liabilities — 1.65%			571,492

NET ASSETS — 100.00%			$34,738,783

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2013

ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

77

Schedule of Investments  (Unaudited)

iSHARES® GNMA BOND ETF

July 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.65%

MORTGAGE-BACKED SECURITIES — 99.65%
Government National Mortgage Association
2.50%, 01/15/28	$24	$24,493
2.50%, 02/20/28	48	48,542
2.50%, 08/01/43[a]	60	55,462
3.00%, 07/15/27	49	50,286
3.00%, 09/15/27	49	50,544
3.00%, 12/20/27	188	194,063
3.00%, 09/15/42	24	23,898
3.00%, 10/15/42	45	43,685
3.00%, 12/15/42	188	184,118
3.00%, 12/20/42	979	960,354
3.00%, 01/15/43	105	103,234
3.00%, 06/20/43	2,377	2,330,364
3.00%, 08/01/43[a]	1,470	1,438,533
3.50%, 02/15/26	36	37,865
3.50%, 11/15/26	22	23,381
3.50%, 02/20/27	65	69,045
3.50%, 08/15/42	78	79,578
3.50%, 09/15/42	112	113,489
3.50%, 09/20/42	1,550	1,579,925
3.50%, 10/15/42	39	39,963
3.50%, 10/20/42	905	922,782
3.50%, 11/20/42	370	377,145
3.50%, 01/15/43	487	496,985
3.50%, 03/15/43	126	128,170
3.50%, 04/20/43	787	802,412
3.50%, 05/15/43	84	85,307
3.50%, 08/01/43[a]	1,603	1,632,302
4.00%, 03/20/26	26	27,231
4.00%, 07/20/26	22	23,391
4.00%, 02/15/41	45	47,146
4.00%, 03/15/41	49	51,149
4.00%, 04/15/41	211	223,335
4.00%, 05/15/41	39	40,569
4.00%, 12/15/41	66	69,514
4.00%, 01/15/42	38	39,791
4.00%, 02/15/42	136	144,218
4.00%, 03/15/42	260	274,915
4.00%, 05/15/42	51	54,110
4.00%, 08/15/42	70	74,052
4.00%, 09/20/42	1,523	1,594,730
4.00%, 08/01/43[a]	1,530	1,598,970
4.50%, 04/15/24	42	45,114
4.50%, 07/20/24	26	27,477
4.50%, 07/15/40	447	477,092
4.50%, 08/15/40	461	492,976
4.50%, 08/01/43[a]	4,587	4,877,662
5.00%, 07/15/39	227	245,220
5.00%, 07/20/42	1,229	1,332,988
5.00%, 08/01/43[a]	2,197	2,371,888
5.50%, 10/15/38	205	223,182
5.50%, 08/01/43[a]	1,011	1,097,409
6.00%, 09/20/38	219	240,311

Security	Principal or Shares (000s)	Value

6.00%, 08/01/43[a]	$1,014	$1,108,288

		28,698,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,698,653
(Cost: $29,256,175)

SHORT-TERM INVESTMENTS — 49.27%

MONEY MARKET FUNDS — 49.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	14,188	14,187,987

		14,187,987

TOTAL SHORT-TERM INVESTMENTS		14,187,987

(Cost: $14,187,987)

TOTAL INVESTMENTS IN SECURITIES — 148.92%		42,886,640
(Cost: $43,444,162)
Other Assets, Less Liabilities — (48.92)%		(14,087,744)

NET ASSETS — 100.00%		$28,798,896

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

78

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.00%

AEROSPACE & DEFENSE — 2.98%
Boeing Co. (The)
6.00%, 03/15/19	$75	$89,607
Honeywell International Inc.
4.25%, 03/01/21[a]	50	54,419
Lockheed Martin Corp.
3.35%, 09/15/21	75	74,941
Northrop Grumman Corp.
3.25%, 08/01/23	38	36,452
3.50%, 03/15/21	19	19,202
Raytheon Co.
3.13%, 10/15/20	38	38,450
United Technologies Corp.
1.80%, 06/01/17	38	38,369
4.50%, 06/01/42	38	38,100
5.70%, 04/15/40	38	44,823

		434,363
AIR FREIGHT & LOGISTICS — 0.59%
United Parcel Service Inc.
5.13%, 04/01/19[a]	75	86,246

		86,246
AIRLINES — 0.53%
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21 (Call 05/07/20)	72	77,204

		77,204
AUTO COMPONENTS — 0.43%
Johnson Controls Inc.
5.50%, 01/15/16	57	62,775

		62,775
AUTOMOBILES — 0.16%
Ford Motor Co.
7.45%, 07/16/31	19	23,334

		23,334
BEVERAGES — 3.54%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	38	37,047
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	38	35,572
3.75%, 07/15/42	38	33,562
5.38%, 11/15/14	75	79,479
8.20%, 01/15/39	38	56,030
Coca-Cola Co. (The)
3.30%, 09/01/21	38	38,975
Diageo Capital PLC
4.83%, 07/15/20	75	83,944

Security	Principal (000s)	Value

PepsiCo Inc.
2.50%, 05/10/16	$113	$117,645
4.00%, 03/05/42	38	34,374

		516,628
BIOTECHNOLOGY — 1.37%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	75	73,535
5.85%, 06/01/17	75	86,087
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	38	40,830

		200,452
CHEMICALS — 2.69%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	38	35,344
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	19	18,174
CF Industries Holdings Inc.
6.88%, 05/01/18	38	44,622
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	57	51,119
8.55%, 05/15/19	19	24,473
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	19	17,825
6.00%, 07/15/18	75	89,055
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[a]	19	18,298
Ecolab Inc.
5.50%, 12/08/41	38	41,389
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	57	52,046

		392,345
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ADT Corp. (The)
3.50%, 07/15/22	19	16,050
Republic Services Inc.
5.00%, 03/01/20	94	102,855
Waste Management Inc.
6.13%, 11/30/39	38	44,013

		162,918
COMMUNICATIONS EQUIPMENT — 0.79%
Cisco Systems Inc.
5.50%, 01/15/40	19	21,498
5.90%, 02/15/39	38	45,170
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,648
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	24,662

		114,978
COMPUTERS & PERIPHERALS — 1.55%
Apple Inc.
2.40%, 05/03/23	75	68,869
Dell Inc.
5.88%, 06/15/19	19	19,570

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)[a]	$38	$37,325
Hewlett-Packard Co.
4.30%, 06/01/21[a]	75	74,549
4.65%, 12/09/21	25	25,360

		225,673
CONSTRUCTION & ENGINEERING — 0.37%
ABB Finance (USA) Inc.
4.38%, 05/08/42	57	54,495

		54,495
CONSUMER FINANCE — 4.63%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	150	186,413
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	104,811
7.00%, 04/15/15	100	108,673
8.13%, 01/15/20	100	122,682
John Deere Capital Corp.
1.25%, 12/02/14	75	75,757
Toyota Motor Credit Corp.
2.00%, 09/15/16	75	76,963

		675,299
DIVERSIFIED CONSUMER SERVICES — 0.67%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	75	84,300
Princeton University Series A
4.95%, 03/01/19	12	13,733

		98,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.47%
AT&T Inc.
3.00%, 02/15/22[a]	38	36,496
3.88%, 08/15/21	38	39,285
4.35%, 06/15/45 (Call 12/15/44)	57	49,787
5.10%, 09/15/14	75	78,759
5.35%, 09/01/40	75	75,175
5.55%, 08/15/41	38	39,759
6.30%, 01/15/38	38	42,705
British Telecommunications PLC
9.63%, 12/15/30	38	57,462
Deutsche Telekom International Finance BV
8.75%, 06/15/30	38	53,385
Orange
2.75%, 09/14/16	57	58,908
8.50%, 03/01/31	13	17,822
Qwest Corp.
7.50%, 10/01/14	38	40,736
Telecom Italia Capital SA
7.18%, 06/18/19[a]	75	83,468
Telefonica Emisiones SAU
3.99%, 02/16/16	49	50,858
5.46%, 02/16/21	88	91,756
Verizon Communications Inc.
2.00%, 11/01/16	113	115,820
6.40%, 02/15/38	38	43,797

Security	Principal (000s)	Value

7.75%, 12/01/30	$88	$113,618

		1,089,596
ELECTRICAL EQUIPMENT — 0.05%
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	8	7,526

		7,526
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	25	24,838
Corning Inc.
4.75%, 03/15/42	19	18,611

		43,449
ENERGY EQUIPMENT & SERVICES — 1.80%
Ensco PLC
4.70%, 03/15/21	75	80,295
Halliburton Co.
7.45%, 09/15/39	19	25,873
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	38	35,845
Noble Holding International Ltd.
5.25%, 03/15/42	38	35,581
Transocean Inc.
6.38%, 12/15/21	75	84,599

		262,193
FOOD & STAPLES RETAILING — 3.13%
CVS Caremark Corp.
5.75%, 06/01/17	75	86,261
6.13%, 09/15/39	38	45,236
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	38	38,113
Kroger Co. (The)
6.15%, 01/15/20	75	86,203
Wal-Mart Stores Inc.
5.63%, 04/15/41	38	44,505
6.50%, 08/15/37	94	120,083
Walgreen Co.
3.10%, 09/15/22	38	36,217

		456,618
FOOD PRODUCTS — 2.97%
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	75	80,415
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	75	71,381
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	38	37,809
Kellogg Co.
3.13%, 05/17/22[a]	38	37,094
Kraft Foods Group Inc.
3.50%, 06/06/22	38	38,025
5.00%, 06/04/42	38	38,444
Mondelez International Inc.
6.50%, 02/09/40	75	90,381

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	$38	$39,400

		432,949
HEALTH CARE EQUIPMENT & SUPPLIES — 2.32%
Abbott Laboratories
5.30%, 05/27/40	38	42,493
Baxter International Inc.
2.40%, 08/15/22	38	35,372
Becton, Dickinson and Co.
3.13%, 11/08/21	57	56,116
Boston Scientific Corp.
6.00%, 01/15/20	57	65,202
Covidien International Finance SA
6.00%, 10/15/17	38	43,954
Medtronic Inc.
3.00%, 03/15/15	19	19,716
3.13%, 03/15/22 (Call 12/15/21)	38	37,670
4.50%, 03/15/42 (Call 09/15/41)[a]	38	37,798

		338,321
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Express Scripts Holding Co.
3.13%, 05/15/16[a]	75	78,433
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	19	18,373

		96,806
HOTELS, RESTAURANTS & LEISURE — 1.12%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	19	17,746
McDonald’s Corp.
5.35%, 03/01/18	75	86,348
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	38	37,089
Yum! Brands Inc.
6.88%, 11/15/37	19	22,524

		163,707
HOUSEHOLD DURABLES — 0.26%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	38	37,311

		37,311
HOUSEHOLD PRODUCTS — 1.44%
Colgate-Palmolive Co.
2.10%, 05/01/23	25	22,829
Energizer Holdings Inc.
4.70%, 05/24/22[a]	38	38,022
Kimberly-Clark Corp.
6.13%, 08/01/17	75	87,661
Procter & Gamble Co. (The)
1.45%, 08/15/16	38	38,517
5.55%, 03/05/37	19	22,394

		209,423

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 2.11%
3M Co.
2.00%, 06/26/22	$38	$35,359
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	8	7,671
Eaton Corp.
2.75%, 11/02/22[b]	113	105,572
General Electric Co.
4.13%, 10/09/42	19	17,605
5.25%, 12/06/17	38	43,307
Koninklijke Philips Electronics NV
5.75%, 03/11/18	75	87,013
Pentair Finance SA
2.65%, 12/01/19	12	11,448

		307,975
INTERNET & CATALOG RETAIL — 0.12%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	19	17,440

		17,440
INTERNET SOFTWARE & SERVICES — 0.40%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	19	17,918
Google Inc.
3.63%, 05/19/21	38	40,070

		57,988
IT SERVICES — 1.95%
Computer Sciences Corp.
4.45%, 09/15/22	25	24,739
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	19	19,190
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	19	17,967
International Business Machines Corp.
1.25%, 02/06/17	100	98,681
4.00%, 06/20/42	41	38,120
5.60%, 11/30/39	3	3,489
Western Union Co. (The)
5.25%, 04/01/20[a]	19	20,162
5.93%, 10/01/16	57	62,834

		285,182
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[a]	19	18,439
Life Technologies Corp.
4.40%, 03/01/15	25	26,166
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	57	56,057

		100,662
MACHINERY — 0.35%
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	38	34,717

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$19	$16,786

		51,503
MEDIA — 7.48%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[a]	44	42,356
Comcast Corp.
2.85%, 01/15/23	113	107,209
4.25%, 01/15/33	40	38,545
6.95%, 08/15/37	38	47,779
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	75	73,686
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	25	27,651
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	25	23,390
NBCUniversal Media LLC
5.15%, 04/30/20	113	129,661
News America Inc.
3.00%, 09/15/22	50	46,973
6.65%, 11/15/37	57	66,715
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	75	70,580
7.30%, 07/01/38	57	56,458
Time Warner Inc.
4.88%, 03/15/20	57	62,688
7.70%, 05/01/32	94	122,145
Viacom Inc.
6.88%, 04/30/36[a]	38	44,548
Walt Disney Co. (The)
0.88%, 12/01/14[a]	113	113,621
3.70%, 12/01/42	19	16,925

		1,090,930
METALS & MINING — 5.21%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	75	73,510
Barrick North America Finance LLC
4.40%, 05/30/21	75	67,842
5.75%, 05/01/43[b]	19	15,474
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	57	57,455
2.88%, 02/24/22	57	54,135
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	38	34,872
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)[b]	57	51,172
5.45%, 03/15/43 (Call 09/15/42)[b]	19	16,540
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	38	32,857
4.88%, 03/15/42 (Call 09/15/41)	19	14,740
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	150	148,018
Southern Copper Corp.
5.38%, 04/16/20	38	40,630
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	57	51,299
5.20%, 03/01/42 (Call 09/01/41)	19	15,718

Security	Principal (000s)	Value

Vale Overseas Ltd.
8.25%, 01/17/34	$75	$85,708

		759,970
MULTILINE RETAIL — 1.61%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	19	17,690
7.88%, 07/15/15	75	84,943
Target Corp.
7.00%, 01/15/38	100	132,633

		235,266
OFFICE ELECTRONICS — 1.14%
Pitney Bowes Inc.
5.75%, 09/15/17	57	62,137
Xerox Corp.
4.25%, 02/15/15	75	78,523
4.50%, 05/15/21	25	25,844

		166,504
OIL, GAS & CONSUMABLE FUELS — 10.47%
Anadarko Finance Co.
7.50%, 05/01/31	38	48,132
Anadarko Petroleum Corp.
6.38%, 09/15/17	57	66,479
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	38	38,146
BP Capital Markets PLC
1.38%, 11/06/17	75	73,521
4.74%, 03/11/21	75	81,798
Canadian Natural Resources Ltd.
5.70%, 05/15/17	75	84,905
Cenovus Energy Inc.
6.75%, 11/15/39	25	30,503
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	57	55,846
ConocoPhillips
4.60%, 01/15/15	57	60,290
6.50%, 02/01/39[a]	75	96,087
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	38	39,072
5.60%, 07/15/41 (Call 01/15/41)	38	39,451
Encana Corp.
6.50%, 02/01/38	38	43,062
Hess Corp.
5.60%, 02/15/41	38	39,622
Husky Energy Inc.
7.25%, 12/15/19	75	93,321
Marathon Oil Corp.
6.60%, 10/01/37	19	22,982
Occidental Petroleum Corp.
1.75%, 02/15/17	57	57,317
Phillips 66
4.30%, 04/01/22	75	77,236
Shell International Finance BV
0.63%, 12/04/15	75	74,990
6.38%, 12/15/38	38	49,170
Suncor Energy Inc.
6.50%, 06/15/38	57	67,242

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	$57	$57,142
Total Capital Canada Ltd.
2.75%, 07/15/23	38	35,527
Total Capital International SA
1.50%, 02/17/17	38	38,055
Valero Energy Corp.
6.63%, 06/15/37	38	42,374
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	19	18,946
9.63%, 03/01/19	75	96,188

		1,527,404
PAPER & FOREST PRODUCTS — 1.16%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	38	37,335
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	19	20,779
7.95%, 06/15/18	75	93,100
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	19	17,383

		168,597
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.
5.00%, 03/15/23[a]	38	38,024

		38,024
PHARMACEUTICALS — 7.08%
AbbVie Inc.
1.75%, 11/06/17[b]	38	37,632
4.40%, 11/06/42[b]	38	35,716
Allergan Inc.
3.38%, 09/15/20	15	15,367
AstraZeneca PLC
4.00%, 09/18/42	19	16,947
5.90%, 09/15/17	38	44,232
Bristol-Myers Squibb Co.
3.25%, 08/01/42	19	15,218
Eli Lilly and Co.
5.20%, 03/15/17	75	83,936
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	38	47,044
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	75	75,289
2.85%, 05/08/22	19	18,296
Johnson & Johnson
5.95%, 08/15/37	38	46,469
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	38	35,614
Novartis Capital Corp.
2.90%, 04/24/15	113	117,645
Pfizer Inc.
5.35%, 03/15/15	75	80,665
7.20%, 03/15/39	57	78,165
Sanofi
4.00%, 03/29/21	75	80,145
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	57	72,765

Security	Principal (000s)	Value

Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	$75	$77,284
Watson Pharmaceuticals Inc.
4.63%, 10/01/42 (Call 04/01/42)	19	17,466
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	38	36,373

		1,032,268
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.56%
American Tower Corp.
3.50%, 01/31/23	57	51,846
Weyerhaeuser Co.
7.38%, 03/15/32	25	29,754

		81,600
ROAD & RAIL — 2.72%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	75	93,522
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	75	73,403
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)[a]	38	37,046
7.38%, 02/01/19	38	47,050
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)[a]	38	36,808
4.84%, 10/01/41	38	37,730
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	52,960
4.25%, 04/15/43 (Call 10/15/42)	19	17,743

		396,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Intel Corp.
3.30%, 10/01/21	88	88,494
Texas Instruments Inc.
1.65%, 08/03/19	38	36,543

		125,037
SOFTWARE — 1.87%
Microsoft Corp.
1.63%, 09/25/15	75	76,784
2.13%, 11/15/22	38	34,536
3.75%, 05/01/43 (Call 11/01/42)	19	16,865
Oracle Corp.
2.50%, 10/15/22	38	35,341
5.38%, 07/15/40	38	42,000
5.75%, 04/15/18	25	29,204
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	38	38,496

		273,226
SPECIALTY RETAIL — 1.13%
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	38	41,538
5.88%, 12/16/36	38	44,933

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	$75	$78,217

		164,688
TOBACCO — 2.37%
Altria Group Inc.
4.50%, 05/02/43	25	22,077
9.70%, 11/10/18	57	76,364
10.20%, 02/06/39	19	28,867
Lorillard Tobacco Co.
8.13%, 05/01/40	19	21,864
Philip Morris International Inc.
2.90%, 11/15/21[a]	113	109,815
Reynolds American Inc.
6.75%, 06/15/17	75	87,331

		346,318
WIRELESS TELECOMMUNICATION SERVICES — 2.52%
America Movil SAB de CV
5.00%, 03/30/20	150	161,500
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18[a]	25	32,548
Vodafone Group PLC
2.88%, 03/16/16	94	97,698
2.95%, 02/19/23	38	35,113
6.15%, 02/27/37	38	41,381

		368,240

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,373,486)		13,857,726

SHORT-TERM INVESTMENTS — 8.20%

MONEY MARKET FUNDS — 8.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],[d,e]	678	677,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c], [d,e]	64	64,190

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	455	$454,633

		1,196,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,196,720)		1,196,720

TOTAL INVESTMENTS IN SECURITIES — 103.20%		15,054,446
(Cost: $15,570,206)
Other Assets, Less Liabilities — (3.20)%		(466,937)

NET ASSETS — 100.00%		$14,587,509

CPO — Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2013

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 98.15%
AUSTRALIA — 4.12%
Australia (Commonwealth of)
2.50%, 09/20/30[a]	AUD	494	$532,031
3.00%, 09/20/25[a]	AUD	1,192	1,377,734
4.00%, 08/20/15	AUD	228	364,974
4.00%, 08/20/20	AUD	1,509	2,494,695

			4,769,434
BRAZIL — 13.54%
Brazil (Federative Republic of)
6.00%, 08/15/14	BRL	2,631	2,784,266
6.00%, 05/15/15	BRL	424	446,322
6.00%, 08/15/16	BRL	450	482,171
6.00%, 05/15/17	BRL	786	834,756
6.00%, 08/15/18	BRL	500	540,715
6.00%, 08/15/20	BRL	3,675	4,013,337
6.00%, 08/15/24	BRL	827	906,696
6.00%, 08/15/30	BRL	350	388,652
6.00%, 05/15/35	BRL	1,078	1,191,236
6.00%, 08/15/40	BRL	50	56,202
6.00%, 05/15/45	BRL	994	1,102,229
6.00%, 08/15/50	BRL	2,595	2,926,218

			15,672,800
CANADA — 4.53%
Canada (Government of)
1.50%, 12/01/44	CAD	611	661,599
2.00%, 12/01/41	CAD	1,002	1,200,427
3.00%, 12/01/36	CAD	282	387,819
4.00%, 12/01/31	CAD	300	444,377
4.25%, 12/01/26	CAD	1,805	2,550,303

			5,244,525
CHILE — 4.14%
Chile (Republic of)
2.10%, 09/01/15	CLP	91,800	178,147
3.00%, 07/01/17	CLP	91,800	183,279
3.00%, 02/01/21	CLP	1,239,250	2,527,562
3.00%, 03/01/27	CLP	114,749	236,180
3.00%, 01/01/30	CLP	183,599	380,810
3.00%, 03/01/38	CLP	114,794	237,697
3.00%, 01/01/40	CLP	298,349	621,248
4.50%, 08/01/24	CLP	183,599	427,311

			4,792,234
COLOMBIA — 2.94%
Colombia (Republic of)
3.50%, 03/10/21	COP	3,942,366	2,052,750
4.75%, 02/23/23	COP	311,415	178,158
7.00%, 02/25/15	COP	2,076,103	1,170,193

			3,401,101

Security		Principal (000s)	Value

FRANCE — 12.32%
France (Republic of)
0.25%, 07/25/18	EUR	166	$225,487
0.45%, 07/25/16	EUR	1,630	2,240,896
1.00%, 07/25/17	EUR	1,311	1,845,719
1.10%, 07/25/22	EUR	2,726	3,828,262
1.60%, 07/25/15	EUR	793	1,106,371
1.80%, 07/25/40	EUR	268	416,493
1.85%, 07/25/27	EUR	119	180,213
2.10%, 07/25/23	EUR	307	470,016
2.25%, 07/25/20	EUR	338	516,586
3.15%, 07/25/32	EUR	1,447	2,644,983
3.40%, 07/25/29	EUR	426	787,404

			14,262,430
GERMANY — 4.61%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	801	1,064,050
0.75%, 04/15/18	EUR	634	889,018
1.50%, 04/15/16	EUR	1,018	1,426,957
1.75%, 04/15/20	EUR	1,296	1,951,630

			5,331,655
ISRAEL — 4.59%
Israel (State of)
1.75%, 09/29/23	ILS	750	218,056
2.75%, 08/30/41	ILS	500	158,617
3.50%, 04/30/18	ILS	3,518	1,349,621
4.00%, 07/31/24	ILS	2,226	951,234
4.00%, 05/30/36	ILS	2,759	1,184,652
5.00%, 04/30/15	ILS	3,497	1,447,458

			5,309,638
ITALY — 8.23%
Italy (Republic of)
1.70%, 09/15/18	EUR	227	291,979
2.10%, 09/15/16	EUR	789	1,059,649
2.10%, 09/15/17	EUR	2,569	3,418,739
2.10%, 09/15/21	EUR	692	868,727
2.15%, 09/15/14	EUR	509	687,500
2.35%, 09/15/19	EUR	221	292,831
2.35%, 09/15/35	EUR	973	1,113,405
2.55%, 09/15/41	EUR	525	576,679
2.60%, 09/15/23	EUR	804	1,021,537
3.10%, 09/15/26	EUR	149	194,906

			9,525,952
JAPAN — 3.82%
Japan (Government of)
1.00%, 06/10/16	JPY	19,820	217,030
1.10%, 09/10/16	JPY	132,070	1,454,907
1.20%, 12/10/17	JPY	181,488	2,050,055
1.40%, 03/10/18	JPY	29,967	342,155
1.40%, 06/10/18	JPY	31,383	359,442

			4,423,589

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2013

Security		Principal (000s)	Value

MEXICO — 4.47%
United Mexican States
2.50%, 12/10/20	MXN	24,080	$1,932,536
3.50%, 12/19/13	MXN	11,984	946,118
3.50%, 12/14/17	MXN	1,068	90,573
4.00%, 11/15/40	MXN	13,082	1,106,646
4.50%, 12/18/14	MXN	3,161	260,460
4.50%, 11/22/35	MXN	8,101	723,079
5.00%, 06/16/16	MXN	1,237	107,465

			5,166,877
NEW ZEALAND — 0.71%
New Zealand (Government of)
2.00%, 09/20/25	NZD	590	458,006
4.50%, 02/15/16	NZD	290	366,094

			824,100
POLAND — 1.25%
Poland (Republic of)
2.75%, 08/25/23	PLN	1,411	460,913
3.00%, 08/24/16	PLN	3,052	987,575

			1,448,488
SOUTH AFRICA — 4.52%
South Africa (Republic of)
2.25%, 01/31/38	ZAR	1,063	106,133
2.50%, 01/31/17	ZAR	8,470	921,569
2.50%, 12/31/50	ZAR	3,314	330,883
2.60%, 03/31/28	ZAR	2,190	234,485
2.75%, 01/31/22	ZAR	7,578	833,488
3.45%, 12/07/33	ZAR	12,788	1,553,922
5.50%, 12/07/23	ZAR	9,096	1,244,377

			5,224,857
SOUTH KOREA — 1.36%
Korea (Republic of)
1.50%, 06/10/21	KRW	1,112,581	1,006,865
2.75%, 03/10/17	KRW	276,362	258,719
2.75%, 06/10/20	KRW	317,094	309,412

			1,574,996
SWEDEN — 4.44%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	15	2,249
3.50%, 12/01/15	SEK	10,465	2,123,054
3.50%, 12/01/28	SEK	8,650	2,262,785
4.00%, 12/01/20	SEK	3,080	755,262

			5,143,350
THAILAND — 0.81%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	28,362	941,115

			941,115

Security		Principal or Shares (000s)	Value

TURKEY — 4.39%
Turkey (Republic of)
2.00%, 10/26/22	TRY	1,526	$723,828
3.00%, 01/06/21	TRY	3,070	1,578,695
4.00%, 04/01/20	TRY	1,411	771,356
7.00%, 10/01/14	TRY	3,243	1,737,838
12.00%, 08/14/13	TRY	521	269,376

			5,081,093
UNITED KINGDOM — 13.36%
United Kingdom
0.13%, 03/22/24	GBP	611	971,271
0.13%, 03/22/44[a]	GBP	180	272,982
0.38%, 03/22/62[a]	GBP	549	962,446
0.63%, 03/22/40[a]	GBP	29	50,939
0.63%, 11/22/42[a]	GBP	243	428,370
0.75%, 11/22/47	GBP	175	324,201
1.13%, 11/22/37	GBP	93	176,653
1.25%, 11/22/17	GBP	981	1,684,693
1.25%, 11/22/32	GBP	618	1,161,965
1.25%, 11/22/55	GBP	1,192	2,703,116
1.88%, 11/22/22	GBP	693	1,303,197
2.00%, 01/26/35	GBP	624	1,898,355
2.50%, 07/26/16[a]	GBP	193	1,002,973
2.50%, 07/17/24	GBP	206	1,041,154
4.13%, 07/22/30	GBP	313	1,482,839

			15,465,154

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $120,087,639)			113,603,388

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]		256	255,792

			255,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,792)			255,792

TOTAL INVESTMENTS IN SECURITIES — 98.37%
(Cost: $120,343,431)			113,859,180
Other Assets, Less Liabilities — 1.63%			1,892,224

NET ASSETS — 100.00%			$115,751,404

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2013

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

ZAR — South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

87

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.66%

AUSTRALIA — 3.98%
Australia (Commonwealth of)
3.25%, 04/21/29[a]	AUD	1,008	$804,080
4.25%, 07/21/17	AUD	1,379	1,304,574
4.50%, 04/15/20	AUD	1,235	1,184,484
4.75%, 10/21/15	AUD	700	659,130
4.75%, 06/15/16	AUD	759	722,389
4.75%, 04/21/27[a]	AUD	791	759,944
5.25%, 03/15/19	AUD	2,322	2,310,355
5.50%, 01/21/18	AUD	1,194	1,186,898
5.50%, 04/21/23	AUD	1,429	1,465,501
5.75%, 05/15/21	AUD	1,262	1,303,160
5.75%, 07/15/22	AUD	1,261	1,309,868
6.00%, 02/15/17	AUD	1,359	1,354,868
6.25%, 06/15/14	AUD	967	897,428
6.25%, 04/15/15	AUD	932	890,423

			16,153,102
AUSTRIA — 4.43%
Austria (Republic of)
1.75%, 10/20/23[b]	EUR	450	580,091
3.40%, 10/20/14[b]	EUR	788	1,087,499
3.40%, 11/22/22[b]	EUR	434	647,850
3.50%, 07/15/15[b]	EUR	1,305	1,843,608
3.50%, 09/15/21[b]	EUR	1,085	1,637,303
3.65%, 04/20/22[b]	EUR	674	1,025,610
3.80%, 01/26/62[b]	EUR	127	212,343
3.90%, 07/15/20[b]	EUR	1,087	1,675,713
4.15%, 03/15/37[b]	EUR	1,195	1,982,366
4.30%, 09/15/17[b]	EUR	535	812,562
4.35%, 03/15/19[b]	EUR	3,413	5,325,271
6.25%, 07/15/27	EUR	598	1,153,587

			17,983,803
BELGIUM — 4.65%
Belgium (Kingdom of)
3.00%, 09/28/19	EUR	950	1,363,471
3.25%, 09/28/16	EUR	3,762	5,395,605
3.75%, 09/28/20	EUR	97	144,448
4.00%, 03/28/14	EUR	497	676,608
4.00%, 03/28/18	EUR	1,742	2,612,028
4.00%, 03/28/19	EUR	822	1,241,465
4.00%, 03/28/22	EUR	419	633,282
4.00%, 03/28/32[a]	EUR	400	586,389
4.25%, 09/28/22	EUR	795	1,218,704
4.25%, 03/28/41	EUR	546	833,302
5.00%, 03/28/35	EUR	821	1,374,811
5.50%, 03/28/28	EUR	1,614	2,774,961

			18,855,074
CANADA — 4.46%
Canada (Government of)
1.00%, 05/01/15	CAD	435	421,965

Security		Principal (000s)	Value

1.00%, 08/01/16	CAD	700	$673,571
1.50%, 11/01/13	CAD	2,310	2,249,354
2.00%, 12/01/14	CAD	305	300,048
2.25%, 08/01/14	CAD	610	599,990
2.50%, 06/01/15	CAD	589	586,995
2.75%, 06/01/22	CAD	1,599	1,601,535
3.00%, 12/01/15	CAD	2,293	2,319,542
3.25%, 06/01/21	CAD	850	885,354
3.50%, 12/01/45	CAD	839	901,800
3.75%, 06/01/19	CAD	2,191	2,338,118
4.00%, 06/01/17	CAD	1,898	2,013,056
4.00%, 06/01/41	CAD	745	862,723
5.00%, 06/01/37	CAD	778	1,016,807
5.75%, 06/01/29	CAD	429	574,532
5.75%, 06/01/33	CAD	415	574,812
9.00%, 06/01/25	CAD	120	192,309

			18,112,511
DENMARK — 4.43%
Denmark (Kingdom of)
1.50%, 11/15/23	DKK	2,607	451,739
2.00%, 11/15/14	DKK	255	46,574
2.50%, 11/15/16	DKK	966	183,865
3.00%, 11/15/21	DKK	10,829	2,159,200
4.00%, 11/15/15	DKK	12,655	2,449,349
4.00%, 11/15/17	DKK	13,158	2,677,525
4.00%, 11/15/19	DKK	15,097	3,170,562
4.50%, 11/15/39	DKK	16,758	4,214,227
7.00%, 11/10/24	DKK	9,614	2,635,061

			17,988,102
FINLAND — 3.95%
Finland (Republic of)
1.50%, 04/15/23[b]	EUR	363	463,785
1.63%, 09/15/22[b]	EUR	625	816,747
1.75%, 04/15/16[b]	EUR	1,013	1,397,303
2.63%, 07/04/42[b]	EUR	425	567,705
2.75%, 07/04/28[b]	EUR	593	821,794
3.13%, 09/15/14[b]	EUR	1,075	1,475,658
3.50%, 04/15/21[b]	EUR	889	1,346,608
3.88%, 09/15/17[b]	EUR	1,054	1,578,991
4.00%, 07/04/25[b]	EUR	977	1,545,407
4.25%, 07/04/15[b]	EUR	635	909,223
4.38%, 07/04/19[b]	EUR	3,240	5,094,061

			16,017,282
FRANCE — 6.81%
France (Republic of)
2.25%, 02/25/16	EUR	290	402,562
2.25%, 10/25/22	EUR	338	452,387
2.50%, 01/12/14	EUR	645	865,199
2.50%, 01/15/15	EUR	2,801	3,842,597
2.75%, 10/25/27	EUR	652	864,329
3.00%, 04/25/22	EUR	1,097	1,568,322
3.50%, 04/25/20	EUR	2,675	4,006,264
3.50%, 04/25/26	EUR	705	1,025,007
4.00%, 10/25/38	EUR	1,302	1,965,686
4.00%, 04/25/55	EUR	507	759,401
4.00%, 04/25/60	EUR	210	316,080
4.25%, 10/25/18	EUR	2,749	4,235,388

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security		Principal (000s)	Value

4.50%, 04/25/41	EUR	250	$407,879
5.00%, 10/25/16	EUR	2,581	3,908,885
5.75%, 10/25/32	EUR	391	726,302
8.50%, 04/25/23	EUR	1,102	2,265,013

			27,611,301
GERMANY — 5.96%
Germany (Federal Republic of)
0.50%, 04/07/17	EUR	1,828	2,434,969
1.75%, 07/04/22	EUR	150	203,306
2.25%, 09/04/20	EUR	121	172,763
2.25%, 09/04/21	EUR	1,173	1,668,550
2.50%, 07/04/44	EUR	62	82,324
3.25%, 01/04/20	EUR	290	439,494
3.25%, 07/04/42	EUR	483	746,808
3.50%, 07/04/19	EUR	1,096	1,676,162
3.75%, 01/04/15	EUR	1,959	2,736,215
3.75%, 01/04/19	EUR	1,448	2,226,771
4.00%, 01/04/37	EUR	389	658,772
4.25%, 07/04/17	EUR	3,764	5,735,854
4.75%, 07/04/28	EUR	1,678	2,954,447
4.75%, 07/04/34	EUR	406	744,540
4.75%, 07/04/40	EUR	232	446,156
5.50%, 01/04/31	EUR	462	891,806
5.63%, 01/04/28	EUR	200	380,081

			24,199,018
IRELAND — 4.55%
Ireland (Republic of)
3.90%, 03/20/23[a]	EUR	483	641,397
4.40%, 06/18/19	EUR	1,359	1,914,250
4.50%, 02/18/15	EUR	622	873,174
4.50%, 10/18/18	EUR	1,361	1,947,280
4.50%, 04/18/20	EUR	2,326	3,262,245
4.60%, 04/18/16	EUR	1,611	2,306,967
5.00%, 10/18/20	EUR	1,307	1,884,629
5.40%, 03/13/25	EUR	1,970	2,878,414
5.50%, 10/18/17[a]	EUR	1,016	1,504,211
5.90%, 10/18/19	EUR	820	1,237,187

			18,449,754
ITALY — 6.86%
Italy (Republic of)
2.25%, 05/15/16	EUR	200	265,253
2.75%, 12/01/15	EUR	229	308,672
3.00%, 04/15/15	EUR	194	263,180
3.00%, 06/15/15	EUR	1,051	1,424,473
3.00%, 11/01/15	EUR	351	475,970
3.50%, 11/01/17	EUR	291	393,024
3.50%, 06/01/18	EUR	97	130,267
3.75%, 08/01/15	EUR	271	372,086
3.75%, 04/15/16	EUR	504	695,685
3.75%, 08/01/16	EUR	532	733,310
3.75%, 03/01/21	EUR	393	521,153
3.75%, 08/01/21	EUR	771	1,023,662
4.00%, 02/01/17	EUR	649	898,038
4.00%, 09/01/20	EUR	216	291,729
4.00%, 02/01/37	EUR	612	723,388
4.25%, 08/01/14	EUR	393	537,699
4.25%, 02/01/15	EUR	619	855,811

Security		Principal (000s)	Value

4.25%, 02/01/19	EUR	195	$269,500
4.25%, 09/01/19	EUR	564	777,770
4.25%, 03/01/20	EUR	75	102,657
4.50%, 02/01/18	EUR	246	345,329
4.50%, 08/01/18	EUR	590	827,719
4.50%, 03/01/19	EUR	365	509,412
4.50%, 02/01/20	EUR	1,779	2,469,492
4.50%, 05/01/23	EUR	97	130,086
4.50%, 03/01/26	EUR	459	607,738
4.75%, 09/15/16	EUR	509	720,098
4.75%, 05/01/17	EUR	219	309,442
4.75%, 06/01/17	EUR	418	590,259
4.75%, 09/01/21	EUR	369	515,152
4.75%, 08/01/23[b]	EUR	670	921,732
4.75%, 09/01/28[b]	EUR	147	195,961
5.00%, 03/01/22	EUR	554	780,171
5.00%, 03/01/25[b]	EUR	137	188,907
5.00%, 08/01/34	EUR	122	163,772
5.00%, 08/01/39	EUR	572	759,811
5.00%, 09/01/40	EUR	442	582,596
5.25%, 08/01/17	EUR	461	663,626
5.25%, 11/01/29	EUR	579	806,267
5.50%, 09/01/22	EUR	171	246,619
5.50%, 11/01/22	EUR	107	154,184
5.75%, 07/25/16[a]	EUR	50	72,021
5.75%, 02/01/33	EUR	147	215,469
6.00%, 11/15/14	EUR	494	694,292
6.00%, 05/01/31	EUR	585	879,080
6.50%, 11/01/27	EUR	624	969,970
7.25%, 11/01/26	EUR	434	718,185
9.00%, 11/01/23	EUR	411	747,683

			27,848,400
JAPAN — 22.34%
Japan (Government of)
0.30%, 06/20/16	JPY	135,200	1,381,128
0.50%, 03/20/16	JPY	240,000	2,464,127
0.60%, 09/20/14	JPY	100,000	1,022,429
0.70%, 12/20/22	JPY	28,550	288,623
0.80%, 06/20/22	JPY	50	512
0.80%, 09/20/22	JPY	281,250	2,872,979
0.80%, 12/20/22	JPY	321,050	3,274,184
0.90%, 06/20/14	JPY	107,950	1,105,233
1.10%, 12/20/21	JPY	264,950	2,785,753
1.10%, 03/20/33	JPY	158,800	1,455,913
1.20%, 12/20/20	JPY	110,000	1,168,323
1.50%, 09/20/15	JPY	1,386,750	14,515,228
1.50%, 12/20/17	JPY	1,777,650	19,061,729
1.50%, 09/20/18	JPY	75,000	809,631
1.60%, 06/20/30	JPY	79,050	816,195
1.60%, 03/20/33	JPY	25,000	250,257
1.80%, 09/20/31	JPY	118,600	1,242,349
1.80%, 11/22/32	JPY	165,050	1,713,714
1.80%, 03/20/43	JPY	25,000	252,959
1.90%, 06/20/22	JPY	15,000	167,813
1.90%, 12/20/28	JPY	121,850	1,335,884
1.90%, 03/20/29	JPY	75,950	830,234
1.90%, 09/20/42	JPY	34,300	355,401
2.00%, 09/20/40	JPY	7,650	81,133
2.00%, 09/20/41	JPY	84,100	891,167
2.00%, 03/20/42	JPY	45,300	479,792
2.00%, 03/20/52	JPY	66,900	703,968

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security		Principal (000s)	Value

2.10%, 12/20/21	JPY	205,550	$2,331,719
2.10%, 03/20/25	JPY	320,000	3,674,233
2.10%, 12/20/26	JPY	197,450	2,252,241
2.10%, 12/20/27	JPY	126,300	1,431,156
2.20%, 09/21/20	JPY	611,600	6,946,764
2.20%, 03/20/28	JPY	50,000	572,701
2.20%, 09/20/28	JPY	103,650	1,182,751
2.20%, 03/20/30	JPY	226,250	2,548,593
2.20%, 03/20/31	JPY	84,850	946,890
2.20%, 03/20/41	JPY	4,300	47,472
2.20%, 03/20/49	JPY	23,900	265,829
2.20%, 03/20/50	JPY	28,950	321,398
2.20%, 03/20/51	JPY	37,700	418,171
2.30%, 03/20/39	JPY	1,600	18,010
2.30%, 03/20/40	JPY	1,700	19,150
2.40%, 03/20/48	JPY	45,150	525,091
2.50%, 09/20/35	JPY	48,350	560,242
2.50%, 09/20/36	JPY	180,400	2,095,211
2.50%, 09/20/37	JPY	167,750	1,952,419
2.50%, 03/20/38	JPY	40,000	466,006
2.60%, 03/20/18	JPY	40,000	450,332
2.90%, 11/20/30	JPY	25,000	306,644

			90,659,681
NETHERLANDS — 4.52%
Netherlands (Kingdom of the)
1.25%, 01/15/18[b]	EUR	676	912,668
2.50%, 01/15/33[b]	EUR	739	970,408
2.75%, 01/15/15[b]	EUR	2,173	2,994,174
3.25%, 07/15/15[b]	EUR	2,008	2,823,304
3.50%, 07/15/20[b]	EUR	531	802,369
3.75%, 01/15/23[b]	EUR	3,281	5,048,146
3.75%, 01/15/42[b]	EUR	591	961,635
4.00%, 07/15/19[b]	EUR	567	873,344
4.00%, 01/15/37[b]	EUR	577	953,982
4.50%, 07/15/17[b]	EUR	1,305	1,988,464

			18,328,494
NORWAY — 1.58%
Norway (Kingdom of)
2.00%, 05/24/23	NOK	3,566	568,745
3.75%, 05/25/21	NOK	7,763	1,433,754
4.25%, 05/19/17	NOK	8,324	1,536,197
4.50%, 05/22/19	NOK	7,928	1,512,541
5.00%, 05/15/15	NOK	7,477	1,341,740

			6,392,977
PORTUGAL — 4.18%
Portugal (Republic of)
3.35%, 10/15/15[b]	EUR	2,384	3,099,050
3.60%, 10/15/14[b]	EUR	984	1,309,465
3.85%, 04/15/21[b]	EUR	1,103	1,250,958
4.10%, 04/15/37[b]	EUR	1,091	1,033,133
4.20%, 10/15/16[b]	EUR	946	1,220,383
4.35%, 10/16/17[b]	EUR	1,333	1,689,538
4.45%, 06/15/18[b]	EUR	923	1,158,076
4.75%, 06/14/19[b]	EUR	1,204	1,496,214
4.80%, 06/15/20[b]	EUR	1,488	1,823,952
4.95%, 10/25/23[b]	EUR	1,221	1,456,439
5.65%, 02/15/24[b]	EUR	493	607,270

Security		Principal (000s)	Value

6.40%, 02/15/16[b]	EUR	602	$819,921

			16,964,399
SPAIN — 4.63%
Spain (Kingdom of)
2.75%, 03/31/15	EUR	275	369,997
3.00%, 04/30/15	EUR	1,050	1,416,453
3.15%, 01/31/16	EUR	654	882,700
3.25%, 04/30/16	EUR	1,304	1,763,498
3.30%, 10/31/14	EUR	934	1,265,450
3.75%, 10/31/15	EUR	113	154,332
3.80%, 01/31/17	EUR	481	656,330
4.00%, 07/30/15	EUR	241	330,886
4.00%, 04/30/20	EUR	556	735,426
4.10%, 07/30/18	EUR	605	830,045
4.20%, 01/31/37	EUR	488	560,405
4.25%, 10/31/16	EUR	420	581,868
4.30%, 10/31/19	EUR	577	784,933
4.40%, 01/31/15	EUR	233	321,511
4.50%, 01/31/18	EUR	572	796,945
4.60%, 07/30/19	EUR	466	647,230
4.65%, 07/30/25	EUR	895	1,167,878
4.70%, 07/30/41	EUR	443	544,463
4.75%, 07/30/14	EUR	194	265,538
4.80%, 01/31/24	EUR	406	542,320
4.85%, 10/31/20	EUR	194	268,652
4.90%, 07/30/40	EUR	594	753,605
5.40%, 01/31/23[b]	EUR	25	35,144
5.50%, 07/30/17	EUR	482	696,589
5.50%, 04/30/21	EUR	726	1,043,271
5.75%, 07/30/32	EUR	476	680,036
5.85%, 01/31/22	EUR	281	408,565
6.00%, 01/31/29	EUR	193	283,210

			18,787,280
SWEDEN — 3.02%
Sweden (Kingdom of)
1.50%, 11/13/23	SEK	9,150	1,311,623
3.00%, 07/12/16	SEK	5,685	915,007
3.50%, 06/01/22	SEK	11,265	1,920,302
3.50%, 03/30/39	SEK	5,785	979,270
3.75%, 08/12/17	SEK	9,455	1,580,482
4.25%, 03/12/19	SEK	11,930	2,075,242
4.50%, 08/12/15	SEK	13,415	2,192,614
5.00%, 12/01/20	SEK	6,865	1,271,441

			12,245,981
SWITZERLAND — 2.18%
Switzerland (Confederation of)
2.25%, 07/06/20	CHF	712	851,350
2.50%, 03/12/16	CHF	956	1,094,747
3.00%, 01/08/18	CHF	450	542,625
3.00%, 05/12/19	CHF	907	1,116,045
3.75%, 06/10/15	CHF	44	50,665
4.00%, 02/11/23	CHF	718	980,233
4.00%, 04/08/28	CHF	916	1,328,429
4.25%, 06/05/17	CHF	2,313	2,872,237

			8,836,331

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2013

Security		Principal or Shares (000s)	Value

UNITED KINGDOM — 5.13%
United Kingdom
1.75%, 01/22/17	GBP	1,358	$2,129,271
2.25%, 09/07/23	GBP	400	590,908
2.75%, 01/22/15	GBP	959	1,505,517
3.25%, 01/22/44	GBP	48	69,300
3.75%, 09/07/20	GBP	882	1,509,532
3.75%, 09/07/21	GBP	189	322,936
3.75%, 07/22/52	GBP	527	837,062
4.00%, 09/07/16	GBP	1,262	2,113,495
4.00%, 03/07/22	GBP	1,888	3,269,207
4.00%, 01/22/60	GBP	511	865,012
4.25%, 12/07/27	GBP	349	610,337
4.25%, 06/07/32	GBP	361	627,088
4.25%, 12/07/46	GBP	97	167,688
4.25%, 12/07/55	GBP	419	740,534
4.50%, 03/07/19	GBP	241	427,489
4.50%, 09/07/34	GBP	72	129,521
4.50%, 12/07/42	GBP	48	87,151
4.75%, 12/07/30	GBP	531	979,864
4.75%, 12/07/38	GBP	1,611	3,007,596
5.00%, 09/07/14	GBP	100	159,379
5.00%, 03/07/25	GBP	288	539,769
8.00%, 12/07/15	GBP	74	131,974

			20,820,630

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $398,364,535)			396,254,120

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		181	180,957

			180,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,957)			180,957

TOTAL INVESTMENTS IN SECURITIES — 97.70%
(Cost: $398,545,492)			396,435,077
Other Assets, Less Liabilities — 2.30%			9,312,638

NET ASSETS — 100.00%			$405,747,715

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

91

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 1.73%

AZERBAIJAN — 0.38%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	$16,800	$15,540,000

		15,540,000
BRITISH VIRGIN ISLANDS — 0.26%
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	3,700	3,434,451
3.13%, 05/22/23[c]	8,100	7,518,663

		10,953,114
INDONESIA — 0.22%
PT Pertamina (Persero) Tbk
5.63%, 05/20/43[b]	11,140	9,134,800

		9,134,800
KAZAKHSTAN — 0.87%
KazAgro National Management Holding JSC
4.63%, 05/24/23[c]	10,000	9,175,000
4.63%, 05/24/23[b]	3,000	2,752,500
KazMunayGas National Co. JSC
5.75%, 04/30/43[b]	27,500	24,165,625

		36,093,125

TOTAL CORPORATE BONDS & NOTES
(Cost: $76,046,438)		71,721,039

FOREIGN AGENCY OBLIGATIONS[a] — 18.86%

BRAZIL — 0.92%
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/18[b]	2,000	2,192,500
6.50%, 06/10/19[b]	19,895	21,809,894
Brazil Minas SPE
5.33%, 02/15/28[b]	10,500	10,053,750
Caixa Economica Federal
2.38%, 11/06/17[b]	4,450	4,132,937

		38,189,081
CHILE — 1.13%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	29,078	26,687,788
3.75%, 11/04/20[b]	6,286	6,210,380
3.88%, 11/03/21[b]	13,906	13,769,026

		46,667,194
CHINA — 2.82%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	17,300	15,805,280

Security	Principal (000s)	Value

China Development Bank Corp.
5.00%, 10/15/15	$2,311	$2,484,048
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	22,997	23,111,755
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	39,948	40,373,845
3.90%, 05/17/22[b]	28,265	27,508,346
4.88%, 05/17/42[b]	8,444	7,838,481

		117,121,755
INDONESIA — 1.49%
Majapahit Holding BV
7.75%, 01/20/20[b]	10,865	12,141,637
PT Pertamina (Persero) Tbk
4.88%, 05/03/22[b]	800	756,000
5.25%, 05/23/21[b]	27,700	27,076,750
6.00%, 05/03/42[b]	12,038	10,412,870
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	14,060	11,212,850

		61,600,107
KAZAKHSTAN — 2.81%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	21,352	19,163,420
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	16,763	17,056,353
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	19,677	23,956,747
KazMunayGas National Co. JSC
4.40%, 04/30/23[c]	16,000	14,800,000
6.38%, 04/09/21[b]	38,490	41,761,650

		116,738,170
MALAYSIA — 2.10%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	17,930	19,687,319
Petronas Capital Ltd.
5.25%, 08/12/19[b]	21,788	24,149,602
7.88%, 05/22/22[b]	34,068	43,286,460

		87,123,381
MEXICO — 2.46%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	4,686	4,896,870
Pemex Project Funding Master Trust
6.63%, 06/15/35	11,095	11,871,650
Petroleos Mexicanos
5.50%, 01/21/21	12,600	13,576,500
6.50%, 06/02/41	25,312	26,704,160
8.00%, 05/03/19	36,780	45,055,500

		102,104,680
PHILIPPINES — 0.84%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	25,698	30,644,865
7.39%, 12/02/24[b]	3,260	4,001,650

		34,646,515

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

RUSSIA — 1.47%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[b]	$9,000	$9,236,250
6.30%, 05/15/17[b]	7,559	8,069,233
Russian Railways
5.74%, 04/03/17[b]	18,370	19,747,750
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	9,900	10,667,250
6.90%, 07/09/20[b]	11,708	13,083,690

		60,804,173
SOUTH AFRICA — 0.96%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	19,657	19,091,861
6.75%, 08/06/23[c]	10,000	9,913,000
Transnet SOC Ltd.
4.00%, 07/26/22[b]	12,780	10,990,800

		39,995,661
VENEZUELA — 1.86%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	16,115	9,427,041
5.50%, 04/12/37[b]	6,360	3,657,000
8.50%, 11/02/17[b]	22,498	20,585,853
9.00%, 11/17/21[b]	18,729	15,545,070
9.75%, 05/17/35[b]	14,150	11,107,750
12.75%, 02/17/22[b]	16,966	16,923,585

		77,246,299

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $821,143,314)		782,237,016

FOREIGN GOVERNMENT OBLIGATIONS[a] — 77.52%

ANGOLA — 0.42%
Angola (Republic of)
7.00%, 08/16/19[b]	16,329	17,329,151

		17,329,151
ARGENTINA — 1.70%
Argentina (Republic of)
2.50%, 12/31/38[d]	70,852	23,381,160
8.28%, 12/31/33	21,066	12,481,739
8.28%, 12/31/33	57,081	34,534,155

		70,397,054
BELARUS — 0.27%
Belarus (Republic of)
8.75%, 08/03/15[b]	11,166	11,054,340

		11,054,340
BRAZIL — 5.59%
Brazil (Federative Republic of)
2.63%, 01/05/23	19,500	16,916,250
4.88%, 01/22/21	7,750	8,277,000

Security	Principal (000s)	Value

5.63%, 01/07/41	$36,964	$36,594,360
5.88%, 01/15/19	6,434	7,280,071
6.00%, 01/17/17	48,850	54,956,250
7.13%, 01/20/37	18,435	21,568,950
8.25%, 01/20/34	22,240	29,078,800
10.13%, 05/15/27	19,626	30,224,040
11.00%, 08/17/40 (Call 08/17/15)	22,835	27,116,562

		232,012,283
CHILE — 0.70%
Chile (Republic of)
3.25%, 09/14/21	20,386	20,131,175
3.88%, 08/05/20	8,382	8,759,190

		28,890,365
COLOMBIA — 4.17%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	9,200	8,119,000
4.38%, 07/12/21	12,806	13,350,255
6.13%, 01/18/41	58,048	63,852,800
7.38%, 01/27/17	40,958	47,716,070
7.38%, 03/18/19	17,999	21,823,787
7.38%, 09/18/37	8,292	10,530,840
8.13%, 05/21/24	5,810	7,698,250

		173,091,002
COSTA RICA — 0.37%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	16,471	15,482,740

		15,482,740
CROATIA — 2.56%
Croatia (Republic of)
5.50%, 04/04/23[c]	16,200	15,997,500
6.25%, 04/27/17[b]	2,000	2,130,000
6.38%, 03/24/21[b]	21,750	22,864,688
6.63%, 07/14/20[b]	54,950	58,796,500
6.75%, 11/05/19[b]	5,913	6,386,040

		106,174,728
DOMINICAN REPUBLIC — 1.06%
Dominican Republic
5.88%, 04/18/24[b]	14,000	13,650,000
7.50%, 05/06/21[b]	27,928	30,301,880

		43,951,880
EGYPT — 0.30%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	14,621	12,281,640

		12,281,640
EL SALVADOR — 0.33%
El Salvador (Republic of)
7.65%, 06/15/35[b]	13,957	13,817,430

		13,817,430

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

HUNGARY — 3.26%
Hungary (Republic of)
4.13%, 02/19/18	$28,444	$27,768,455
5.38%, 02/21/23	24,360	23,172,450
6.25%, 01/29/20	26,114	27,191,203
6.38%, 03/29/21	36,402	37,903,582
7.63%, 03/29/41	18,260	19,355,600

		135,391,290
INDONESIA — 4.36%
Indonesia (Republic of)
4.63%, 04/15/43[c]	18,420	15,104,400
4.63%, 04/15/43[b]	2,000	1,640,000
4.88%, 05/05/21[b]	10,520	10,677,800
5.25%, 01/17/42[b]	38,648	34,879,820
6.63%, 02/17/37[b]	14,376	15,238,560
6.88%, 03/09/17[b]	19,060	21,347,200
6.88%, 01/17/18[b]	55,155	62,394,094
7.75%, 01/17/38[b]	12,300	14,806,125
8.50%, 10/12/35[b]	3,560	4,570,150

		180,658,149
IRAQ — 0.88%
Iraq (Republic of)
5.80%, 01/15/28[b] (Call 10/21/13)	43,161	36,578,948

		36,578,948

IVORY COAST — 0.85%
Ivory Coast (Republic of)
7.10%, 12/31/32[b,d]	39,900	35,211,750

		35,211,750
LATVIA — 0.89%
Latvia (Republic of)
2.75%, 01/12/20[b]	19,950	18,857,937
5.25%, 02/22/17[b]	16,703	18,185,725

		37,043,662
LEBANON — 3.05%
Lebanon (Republic of)
5.15%, 11/12/18[b]	18,500	17,713,750
6.10%, 10/04/22[b]	33,831	32,816,070
6.38%, 03/09/20	26,444	26,311,780
6.75%, 11/29/27[b]	19,200	18,864,000
8.25%, 04/12/21[b]	3,268	3,619,310
9.00%, 03/20/17	24,223	27,129,760

		126,454,670
LITHUANIA — 2.27%
Lithuania (Republic of)
6.13%, 03/09/21[b]	14,302	16,233,056
6.63%, 02/01/22[b]	10,660	12,505,885
7.38%, 02/11/20[b]	54,378	65,570,624

		94,309,565

Security	Principal (000s)	Value

MEXICO — 3.74%
United Mexican States
3.63%, 03/15/22	$36,446	$36,172,655
4.75%, 03/08/44	25,272	22,997,520
5.63%, 01/15/17	28,408	31,774,348
5.75%, 10/12/49	4,500	4,230,000
5.95%, 03/19/19	6,300	7,323,750
6.05%, 01/11/40	28,014	30,885,435
6.75%, 09/27/34	18,119	21,742,800

		155,126,508
MONGOLIA — 0.37%
Mongolia (Government of)
5.13%, 12/05/22[b]	17,600	15,136,000

		15,136,000
MOROCCO — 0.55%
Morocco (Republic of)
4.25%, 12/11/22[b]	25,300	22,770,000

		22,770,000
PANAMA — 1.37%
Panama (Republic of)
5.20%, 01/30/20	18,923	21,004,530
6.70%, 01/26/36	30,170	35,902,300

		56,906,830
PERU — 3.51%
Peru (Republic of)
5.63%, 11/18/50	13,685	14,095,550
6.55%, 03/14/37	46,016	54,298,880
7.13%, 03/30/19	22,862	27,891,640
7.35%, 07/21/25	10,000	12,800,000
8.75%, 11/21/33	25,014	36,582,975

		145,669,045
PHILIPPINES — 5.23%
Philippines (Republic of the)
4.00%, 01/15/21	6,000	6,247,500
5.00%, 01/13/37	41,254	43,935,510
5.50%, 03/30/26	4,000	4,540,000
6.38%, 01/15/32	1,000	1,173,750
6.38%, 10/23/34	1,820	2,184,000
7.75%, 01/14/31	71,775	94,114,969
8.38%, 06/17/19	38,133	49,000,905
10.63%, 03/16/25	10,000	15,750,000

		216,946,634
POLAND — 3.67%
Poland (Republic of)
3.00%, 03/17/23	41,806	38,052,239
5.00%, 10/19/15	13,752	14,881,727
5.00%, 03/23/22	55,370	59,487,867
5.13%, 04/21/21	4,463	4,873,953

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2013

Security	Principal (000s)	Value

6.38%, 07/15/19	$29,817	$34,890,959

		152,186,745

ROMANIA — 1.51%
Romania (Republic of)
4.38%, 08/22/23[c]	6,450	6,143,625
4.38%, 08/22/23[b]	27,608	26,296,620
6.75%, 02/07/22[b]	26,828	30,147,965

		62,588,210

RUSSIA — 5.27%
Russian Federation (The)
3.25%, 04/04/17[b]	17,800	18,512,000
4.50%, 04/04/22[b]	17,600	18,128,000
5.00%, 04/29/20[b]	19,400	20,976,250
5.63%, 04/04/42[b]	18,400	18,929,000
7.50%, 03/31/30[b,d]	61,046	71,500,180
11.00%, 07/24/18[b]	26,700	36,712,500
12.75%, 06/24/28[b]	19,400	33,756,000

		218,513,930

SERBIA — 1.33%
Serbia (Republic of)
4.88%, 02/25/20[b]	19,000	17,432,500
7.25%, 09/28/21[b]	37,074	37,630,110

		55,062,610

SOUTH AFRICA — 2.33%
South Africa (Republic of)
4.67%, 01/17/24	35,518	34,452,460
5.50%, 03/09/20	15,630	16,724,100
5.88%, 05/30/22	1,462	1,582,615
6.88%, 05/27/19	38,164	43,888,600

		96,647,775

SRI LANKA — 1.08%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	20,750	20,127,500
6.25%, 10/04/20[b]	11,054	11,109,270
6.25%, 07/27/21[b]	13,606	13,606,000

		44,842,770

TURKEY — 6.24%
Turkey (Republic of)
3.25%, 03/23/23	4,000	3,465,000
4.88%, 04/16/43	7,250	6,035,625
5.63%, 03/30/21	4,000	4,225,000
6.00%, 01/14/41	38,520	37,171,800
6.25%, 09/26/22	14,000	15,225,000
6.75%, 04/03/18	7,857	8,839,125
6.75%, 05/30/40	12,751	13,547,938
6.88%, 03/17/36	20,930	22,552,075
7.00%, 09/26/16	14,000	15,662,500
7.00%, 03/11/19	13,086	14,934,397
7.00%, 06/05/20	65,916	75,391,425
7.50%, 07/14/17	17,832	20,506,800

Security	Principal (000s)	Value

8.00%, 02/14/34	$17,675	$21,430,937

		258,987,622

UKRAINE — 3.38%
Ukraine (Government of)
6.25%, 06/17/16[b]	13,560	12,712,500
6.58%, 11/21/16[b]	4,788	4,488,750
7.50%, 04/17/23[b]	5,500	4,805,625
7.75%, 09/23/20[b]	23,711	21,636,288
7.80%, 11/28/22[b]	29,000	25,955,000
7.95%, 02/23/21[b]	29,000	26,571,250
9.25%, 07/24/17[b]	38,573	38,573,000
Ukraine Government International Bond
7.50%, 04/17/23[c]	6,000	5,242,500

		139,984,913

URUGUAY — 1.63%
Uruguay (Republic of)
7.63%, 03/21/36	40,968	53,463,240
7.88%, 01/15/33[e]	7,040	9,222,400
8.00%, 11/18/22	3,700	4,773,000

		67,458,640

VENEZUELA — 2.84%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	5,399	4,845,603
7.00%, 03/31/38[b]	7,800	5,206,500
7.65%, 04/21/25	4,200	3,087,000
7.75%, 10/13/19[b]	15,561	12,993,435
8.25%, 10/13/24[b]	16,668	12,834,360
9.00%, 05/07/23[b]	21,835	18,013,875
9.25%, 09/15/27	13,297	11,036,510
9.25%, 05/07/28[b]	4,498	3,620,890
9.38%, 01/13/34	9,782	7,947,875
11.75%, 10/21/26[b]	5,400	5,089,500
11.95%, 08/05/31[b]	13,039	12,289,257
12.75%, 08/23/22[b]	20,646	20,955,690

		117,920,495

VIETNAM — 0.44%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	16,769	18,236,288

		18,236,288

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,397,700,547)		3,215,115,662

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	29,428	$29,427,930

		29,427,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,427,930)		29,427,930

TOTAL INVESTMENTS IN SECURITIES — 98.82%
(Cost: $4,324,318,229)		4,098,501,647
Other Assets, Less Liabilities — 1.18%		48,983,367

NET ASSETS — 100.00%		$4,147,485,014

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

96

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

July 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.51%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$352,368	$363,269,871
0.13%, 04/15/17[a]	1,002,350	1,036,649,456
0.13%, 04/15/18[a]	577,912	596,965,067
0.13%, 01/15/22	431,893	427,911,483
0.13%, 07/15/22[a]	555,432	549,269,791
0.13%, 01/15/23[a]	814,840	795,232,919
0.50%, 04/15/15[a]	140,544	144,474,737
0.50%, 07/15/23	473,295	472,333,630
0.63%, 07/15/21[a]	820,964	857,137,592
0.63%, 02/15/43[a]	135,694	112,668,647
0.75%, 02/15/42	375,778	326,809,734
1.13%, 01/15/21[a]	1,033,677	1,117,340,458
1.25%, 04/15/14[a]	2,056	2,085,390
1.25%, 07/15/20[a]	449,680	493,523,519
1.38%, 07/15/18[a]	225,987	249,079,619
1.38%, 01/15/20[a]	290,138	319,197,544
1.63%, 01/15/15[a]	375,780	391,339,472
1.63%, 01/15/18[a]	220,892	243,671,558
1.75%, 01/15/28[a]	270,613	303,847,394
1.88%, 07/15/15[a]	301,377	321,013,623
1.88%, 07/15/19[a]	307,652	349,810,471
2.00%, 01/15/14	6,625	6,715,527
2.00%, 07/15/14[a]	354,674	366,256,395
2.00%, 01/15/16	582,878	628,324,160
2.00%, 01/15/26[a]	334,747	387,887,534
2.13%, 01/15/19[a]	183,744	209,381,992
2.13%, 02/15/40	196,204	235,567,281
2.13%, 02/15/41[a]	331,705	399,237,634
2.38%, 01/15/17	428,179	477,486,782
2.38%, 01/15/25[a]	506,232	607,003,229
2.38%, 01/15/27[a]	304,622	367,783,991
2.50%, 07/15/16[a]	322,283	358,136,935
2.50%, 01/15/29[a]	283,358	349,504,573
2.63%, 07/15/17[a]	342,755	391,436,408
3.38%, 04/15/32[a]	69,688	98,107,402
3.63%, 04/15/28[a]	292,777	406,914,055
3.88%, 04/15/29	339,318	488,829,558

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $15,102,777,539)		15,252,205,431

SHORT-TERM INVESTMENTS — 28.83%

MONEY MARKET FUNDS — 28.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	3,771,311	3,771,310,601
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	357,106	357,105,899

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	290,720	$290,719,804

		4,419,136,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,419,136,304)		4,419,136,304

TOTAL INVESTMENTS IN SECURITIES — 128.34%
(Cost: $19,521,913,843)		19,671,341,735
Other Assets, Less Liabilities — (28.34)%		(4,343,700,061)

NET ASSETS — 100.00%		$15,327,641,674

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

July 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.97%
U.S. Treasury Bonds
2.63%, 08/15/23	$700	$695,426
2.75%, 08/15/42	440	369,525
2.75%, 11/15/42	50	41,937
3.00%, 05/15/42	602	534,421
3.13%, 11/15/41	1,481	1,352,997
3.13%, 02/15/42	324	295,683
3.13%, 02/15/43	844	766,409
4.38%, 02/15/38[a]	495	566,811
4.38%, 05/15/41[a]	1,984	2,270,320
4.50%, 02/15/36[a]	149	174,139
4.50%, 05/15/38[a]	961	1,120,418
6.25%, 08/15/23	951	1,262,985
6.25%, 05/15/30[a]	779	1,084,479
6.63%, 02/15/27[a]	180	252,909
6.75%, 08/15/26	423	597,806
7.13%, 02/15/23[a]	2,008	2,808,067
U.S. Treasury Notes
0.13%, 04/30/15	843	840,710
0.25%, 05/15/15[a]	1,128	1,127,425
0.25%, 08/15/15	293	292,613
0.25%, 10/15/15[a]	565	563,452
0.25%, 04/15/16	852	846,325
0.38%, 11/15/14	1,586	1,589,838
0.50%, 07/31/17	144	140,970
0.88%, 11/30/16	5,040	5,058,547
0.88%, 07/31/19	1,790	1,703,865
1.00%, 10/31/16	1,617	1,631,654
1.00%, 06/30/19[a]	328	315,133
1.00%, 08/31/19	809	774,116
1.13%, 03/31/20[a]	257	244,093
1.13%, 04/30/20	317	300,389
1.25%, 10/31/19	541	523,921
1.25%, 02/29/20	1,663	1,595,711
1.38%, 11/30/18[a]	8,687	8,631,043
1.38%, 02/28/19	709	701,350
1.38%, 05/31/20	478	459,697
1.50%, 06/30/16	800	821,000
1.88%, 02/28/14	24	23,843
1.88%, 06/30/15	3,362	3,463,196
1.88%, 06/30/20	1,064	1,056,116
2.00%, 11/15/21	212	206,929
2.00%, 02/15/23[a]	63	59,875
2.13%, 11/30/14[a]	1,901	1,949,780
2.13%, 08/15/21	880	871,262
2.25%, 11/30/17[a]	701	732,855
2.38%, 10/31/14[a]	8,492	8,723,237
2.38%, 02/28/15	4,387	4,534,808
2.50%, 06/30/17[a]	2,071	2,190,693
3.13%, 05/15/21[a]	1,715	1,831,843
3.25%, 03/31/17	5,919	6,420,694
4.25%, 11/15/13	2	1,619
4.50%, 02/15/16	6,766	7,454,914
4.63%, 02/15/17[a]	392	443,459
5.13%, 05/15/16	1,128	1,271,053
8.75%, 08/15/20	910	1,319,118

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $86,669,225)		84,911,478

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 31.38%

MONEY MARKET FUNDS — 31.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	24,262	$24,262,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[b,c,d]	2,297	2,297,385
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	362	361,941

		26,921,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,921,464)		26,921,464

TOTAL INVESTMENTS IN SECURITIES — 130.35%
(Cost: $113,590,689)		111,832,942
Other Assets, Less Liabilities — (30.35)%		(26,037,014)

NET ASSETS — 100.00%		$85,795,928

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® UTILITIES BOND ETF

July 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.56%

DIVERSIFIED FINANCIAL SERVICES — 2.26%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)[a]	$50	$48,500
5.45%, 02/01/18	150	171,554

		220,054
ELECTRIC UTILITIES — 50.85%
Alabama Power Co.
6.00%, 03/01/39	150	179,263
Appalachian Power Co.
7.00%, 04/01/38	75	92,032
Arizona Public Service Co.
8.75%, 03/01/19	100	128,238
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	43,198
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	46,038
Series 08-B
6.75%, 04/01/38	100	130,916
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	54,511
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	75	68,561
6.05%, 04/15/38	150	179,814
7.00%, 11/15/18	150	185,858
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	50	44,489
6.40%, 06/15/38	50	62,530
Entergy Louisiana LLC
5.40%, 11/01/24	100	112,183
Exelon Corp.
4.90%, 06/15/15	100	106,711
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	47,285
5.69%, 03/01/40	150	177,945
Georgia Power Co.
2.85%, 05/15/22	50	48,143
4.30%, 03/15/43[b]	25	23,283
Indiana Michigan Power Co.
7.00%, 03/15/19	150	180,068
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	51,221
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	75	81,833
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	225	257,968
Nevada Power Co.
6.50%, 08/01/18	100	119,272
7.13%, 03/15/19	100	123,299
Nisource Finance Corp.
5.45%, 09/15/20	200	223,176
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	42,332
NSTAR Electric Co.
5.63%, 11/15/17	150	172,318

Security	Principal (000s)	Value

Oglethorpe Power Corp.
4.20%, 12/01/42	$50	$44,700
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	125,794
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	115,055
6.05%, 03/01/34	125	148,327
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	24,037
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	50	47,614
4.70%, 06/01/43 (Call 12/01/42)	35	32,194
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	96,738
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	69,735
3.95%, 03/15/43 (Call 09/15/42)[b]	50	46,424
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	93,184
3.95%, 05/01/42 (Call 11/01/41)	50	46,476
Puget Sound Energy Inc.
5.76%, 10/01/39	100	117,778
Scottish Power Ltd.
5.38%, 03/15/15	25	26,480
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	123,853
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	23,648
Series 08-A
5.95%, 02/01/38[b]	150	181,246
TECO Finance Inc.
6.57%, 11/01/17	175	206,357
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	48,185
4.00%, 01/15/43 (Call 07/15/42)	50	46,846
8.88%, 11/15/38	75	119,734
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	194,953

		4,961,843
GAS UTILITIES — 4.47%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	28,862
Atmos Energy Corp.
8.50%, 03/15/19	50	64,164
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	107,371
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	47,702
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	50	47,128
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	125	141,024

		436,251
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.41%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	125	125,530
5.60%, 06/15/42 (Call 12/15/41)	90	90,848
PSEG Power LLC
5.32%, 09/15/16	150	166,227

99

Schedule of Investments  (Unaudited)(Continued)

iSHARES® UTILITIES BOND ETF

July 31, 2013

Security	Principal (000s)	Value

TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	$50	$47,299

		429,904
MULTI-UTILITIES — 9.05%
Consumers Energy Co. Series P
5.50%, 08/15/16	200	225,945
DTE Energy Co.
6.35%, 06/01/16	200	227,137
National Grid PLC
6.30%, 08/01/16	100	113,417
San Diego Gas & Electric Co.
3.00%, 08/15/21[b]	150	151,166
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)[b]	25	23,425
6.00%, 10/15/39	25	27,906
6.50%, 06/01/16	100	113,984

		882,980
OIL, GAS & CONSUMABLE FUELS — 23.88%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,322
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	25	23,214
El Paso Natural Gas Co.
5.95%, 04/15/17	75	85,274
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	150	152,609
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	35	32,486
5.95%, 02/01/15	150	160,768
6.50%, 02/01/42 (Call 08/01/41)[b]	100	109,586
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,098
4.45%, 02/15/43 (Call 08/15/42)	150	136,618
4.85%, 03/15/44 (Call 09/15/43)	50	48,196
5.20%, 09/01/20	225	251,938
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	25	23,461
5.80%, 03/15/35[b]	250	258,972
Magellan Midstream Partners LP
4.25%, 02/01/21	100	105,309
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	78,481
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	25	28,938
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	175	191,691
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	45,387
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[b]	50	46,945
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	116,240
7.63%, 01/15/39	100	135,355
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	50	53,981
Williams Companies Inc. (The)
7.50%, 01/15/31	25	28,776
7.88%, 09/01/21	50	61,171

Security	Principal or Shares (000s)	Value

Williams Partners LP
6.30%, 04/15/40	$100	$106,267

		2,330,083
WATER UTILITIES — 0.64%
American Water Capital Corp.
6.59%, 10/15/37	50	62,470

		62,470

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,543,217)		9,323,585

SHORT-TERM INVESTMENTS — 7.84%

MONEY MARKET FUNDS — 7.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	409	408,803
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[d,e,f]	39	38,710
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	317	317,336

		764,849

TOTAL SHORT-TERM INVESTMENTS
(Cost: $764,849)		764,849

TOTAL INVESTMENTS IN SECURITIES — 103.40%
(Cost: $10,308,066)		10,088,434
Other Assets, Less Liabilities — (3.40)%		(331,592)

NET ASSETS — 100.00%		$9,756,842

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

100

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares/iSharesBond ETF	Former Name[a]
0-5 Year TIPS Bond	iShares Barclays 0-5 Year TIPS Bond Fund
1-3 Year International Treasury Bond	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
2016 Corporate ex-Financials Term	N/A
2016 Corporate Term[b]	N/A
2018 Corporate ex-Financials Term	N/A
2018 Corporate Term[b]	N/A
2020 Corporate ex-Financials Term	N/A
2020 Corporate Term[b]	N/A
2023 Corporate ex-Financials Term	N/A
2023 Corporate Term[b]	N/A
Aaa — A Rated Corporate Bond	iShares Aaa — A Rated Corporate Bond Fund
Baa — Ba Rated Corporate Bond	iShares Baa — Ba Rated Corporate Bond Fund
B — Ca Rated Corporate Bond	iShares B — Ca Rated Corporate Bond Fund
CMBS	iShares Barclays CMBS Bond Fund
Core Short-Term U.S. Bond	N/A
Financials Bond	iShares Financials Sector Bond Fund
Floating Rate Bond	iShares Floating Rate Note Fund
Global Inflation-Linked Bond	iShares Global Inflation-Linked Bond Fund
GNMA Bond	iShares Barclays GNMA Bond Fund
Industrials Bond	iShares Industrials Sector Bond Fund
International Inflation-Linked Bond	iShares International Inflation-Linked Bond Fund
International Treasury Bond	iShares S&P/Citigroup International Treasury Bond Fund
J.P. Morgan USD Emerging Markets Bond	iShares J.P. Morgan USD Emerging Markets Bond Fund
TIPS Bond	iShares Barclays TIPS Bond Fund
U.S. Treasury Bond	iShares Barclays U.S. Treasury Bond Fund
Utilities Bond	iShares Utilities Sector Bond Fund

[a]	The Funds changed their names effective July 1, 2013.
[b]	The Fund commenced operations on July 9, 2013.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$595,362,181	$—	$595,362,181
Money Market Funds	183,487,507	—	—	183,487,507

	$183,487,507	$595,362,181	$—	$778,849,688

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$136,602,618	$—	$136,602,618
Money Market Funds	12,738	—	—	12,738

	$12,738	$136,602,618	$—	$136,615,356

2016 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$23,855,737	$—	$23,855,737
Money Market Funds	779,545	—	—	779,545

	$779,545	$23,855,737	$—	$24,635,282

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2016 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$9,893,586	$—	$9,893,586
Investment Companies	4,503,726	—	—	4,503,726
Money Market Funds	552,287	—	—	552,287

	$5,056,013	$9,893,586	$—	$14,949,599

2018 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$159,883,488	$—	$159,883,488
Money Market Funds	2,659,275	—	—	2,659,275

	$2,659,275	$159,883,488	$—	$162,542,763

2018 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$10,120,150	$—	$10,120,150
Investment Companies	4,538,865	—	—	4,538,865
Money Market Funds	323,391	—	—	323,391

	$4,862,256	$10,120,150	$—	$14,982,406

2020 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$51,360,963	$—	$51,360,963
Money Market Funds	774,726	—	—	774,726

	$774,726	$51,360,963	$—	$52,135,689

2020 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$6,857,190	$—	$6,857,190
Investment Companies	3,074,538	—	—	3,074,538
Money Market Funds	187,237	—	—	187,237

	$3,261,775	$6,857,190	$—	$10,118,965

2023 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$41,142,828	$—	$41,142,828
Money Market Funds	380,964	—	—	380,964

	$380,964	$41,142,828	$—	$41,523,792

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2023 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$6,813,969	$—	$6,813,969
Investment Companies	2,988,543	—	—	2,988,543
Money Market Funds	220,292	—	—	220,292

	$3,208,835	$6,813,969	$—	$10,022,804

Aaa — A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$382,567,290	$—	$382,567,290
Money Market Funds	23,384,633	—	—	23,384,633

	$23,384,633	$382,567,290	$—	$405,951,923

Baa — Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$19,660,596	$—	$19,660,596
Money Market Funds	346,237	—	—	346,237

	$346,237	$19,660,596	$—	$20,006,833

B — Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,177,871	$—	$10,177,871
Common Stocks	—	—	11,354	11,354
Preferred Stocks	—	—	24,577	24,577
Money Market Funds	116,878	—	—	116,878

	$116,878	$10,177,871	$35,931	$10,330,680

CMBS
Assets:
Collateralized Mortgage Obligations	$—	$72,616,312	$—	$72,616,312
Money Market Funds	1,112,398	—	—	1,112,398

	$1,112,398	$72,616,312	$—	$73,728,710

Core Short-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$13,235,857	$—	$13,235,857
Foreign Agency Obligations	—	859,609	—	859,609
Foreign Government Obligations	—	533,993	—	533,993
U.S. Government & Agency Obligations	—	34,738,809	—	34,738,809
Money Market Funds	4,710,715	—	—	4,710,715

	$4,710,715	$49,368,268	$—	$54,078,983

Financials Bond
Assets:
Corporate Bonds & Notes	$—	$9,734,865	$—	$9,734,865
Money Market Funds	815,677	—	—	815,677

	$815,677	$9,734,865	$—	$10,550,542

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$2,246,248,867	$—	$2,246,248,867
Foreign Agency Obligations	—	216,414,235	—	216,414,235
Money Market Funds	206,832,667	—	—	206,832,667

	$206,832,667	$2,462,663,102	$—	$2,669,495,769

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$21,714,522	$—	$21,714,522
U.S. Government Obligations	—	12,431,855	—	12,431,855
Money Market Funds	20,914	—	—	20,914

	$20,914	$34,146,377	$—	$34,167,291

GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$28,698,653	$—	$28,698,653
Money Market Funds	14,187,987	—	—	14,187,987

	$14,187,987	$28,698,653	$—	$42,886,640

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$13,857,726	$—	$13,857,726
Money Market Funds	1,196,720	—	—	1,196,720

	$1,196,720	$13,857,726	$—	$15,054,446

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$113,603,388	$—	$113,603,388
Money Market Funds	255,792	—	—	255,792

	$255,792	$113,603,388	$—	$113,859,180

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$396,254,120	$—	$396,254,120
Money Market Funds	180,957	—	—	180,957

	$180,957	$396,254,120	$—	$396,435,077

J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$71,721,039	$—	$71,721,039
Foreign Agency Obligations	—	772,324,016	—	772,324,016
Foreign Government Obligations	—	3,225,028,662	—	3,225,028,662
Money Market Funds	29,427,930	—	—	29,427,930

	$29,427,930	$4,069,073,717	$—	$4,098,501,647

TIPS Bond
Assets:
U.S. Government Obligations	$—	$15,252,205,431	$—	$15,252,205,431
Money Market Funds	4,419,136,304	—	—	4,419,136,304

	$4,419,136,304	$15,252,205,431	$—	$19,671,341,735

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$84,911,478	$—	$84,911,478
Money Market Funds	26,921,464	—	—	26,921,464

	$26,921,464	$84,911,478	$—	$111,832,942

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$9,323,585	$—	$9,323,585
Money Market Funds	764,849	—	—	764,849

	$764,849	$9,323,585	$—	$10,088,434

WHEN-ISSUED/TBA TRANSACTIONS

The iShares GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares/iSharesBond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$783,942,441	$400,412	$(5,493,165)	$(5,092,753)
1-3 Year International Treasury Bond	140,605,951	2,299,594	(6,290,189)	(3,990,595)
2016 Corporate ex-Financials Term	24,716,108	1,816	(82,642)	(80,826)
2016 Corporate Term	14,933,407	22,481	(6,289)	16,192
2018 Corporate ex-Financials Term	165,127,823	9,020	(2,594,080)	(2,585,060)
2018 Corporate Term	14,894,905	92,186	(4,685)	87,501
2020 Corporate ex-Financials Term	54,253,669	1,622	(2,119,602)	(2,117,980)

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares/iSharesBond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2020 Corporate Term	$10,048,890	$75,719	$(5,644)	$70,075
2023 Corporate ex-Financials Term	43,978,551	1,219	(2,455,978)	(2,454,759)
2023 Corporate Term	9,987,749	48,852	(13,797)	35,055
Aaa — A Rated Corporate Bond	423,979,555	226,843	(18,254,475)	(18,027,632)
Baa — Ba Rated Corporate Bond	20,487,735	175,720	(656,622)	(480,902)
B — Ca Rated Corporate Bond	10,117,273	393,337	(179,930)	213,407
CMBS	73,842,551	734,905	(848,746)	(113,841)
Core Short-Term U.S. Bond	54,171,730	43,174	(135,921)	(92,747)
Financials Bond	10,351,768	280,975	(82,201)	198,774
Floating Rate Bond	2,668,401,482	2,706,165	(1,611,878)	1,094,287
Global Inflation-Linked Bond	35,811,529	162,921	(1,807,159)	(1,644,238)
GNMA Bond	43,453,188	55,567	(622,115)	(566,548)
Industrials Bond	15,570,209	41,772	(557,535)	(515,763)
International Inflation-Linked Bond	120,545,658	1,116,912	(7,803,390)	(6,686,478)
International Treasury Bond	399,295,451	13,964,458	(16,824,832)	(2,860,374)
J.P. Morgan USD Emerging Markets Bond	4,346,313,814	28,373,544	(276,185,711)	(247,812,167)
TIPS Bond	19,562,168,347	445,689,926	(336,516,538)	109,173,388
U.S. Treasury Bond	113,605,093	16,089	(1,788,240)	(1,772,151)
Utilities Bond	10,308,088	62,930	(282,584)	(219,654)
RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended July 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares/iSharesBond ETF and Name of Affiliated Issuer	Principal (000s)/ Shares Held at Beginning of Period	Principal (000s)/ Shares Purchased	Principal (000s)/ Shares Sold	Principal (000s) / Shares Held at End of Period	Value at End of Period	Interest Income	Net Realized Gain (Loss)
2016 Corporate Term
iSharesBond 2016 Corporate ex-Financials Term ETF	—	45,300	—	45,300	$4,503,726	$—	$—

2018 Corporate Term
iSharesBond 2018 Corporate ex-Financials Term ETF	—	46,500	—	46,500	$4,538,865	$—	$—

2020 Corporate Term
iSharesBond 2020 Corporate ex-Financials Term ETF	—	32,100	—	32,100	$3,074,538	$—	$—
PNC Funding Corp.
5.13%, 02/28/20	$—	$100	$—	$100	111,303	189	—

					$3,185,841	$189	$—

2023 Corporate Term
iSharesBond 2023 Corporate ex-Financials Term ETF	—	32,250	—	32,250	$2,988,543	$—	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$—	$100	$—	$100	92,732	7,336	—

					$3,081,275	$7,336	$—

Aaa — A rated Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22	$—	$250	$—	$250	$227,049	$4,106	$—
2.95%, 01/30/23	—	400	—	400	370,355	6,009	—
PNC Funding Corp.
2.70%, 09/19/16	150	500	—	650	677,239	3,106	—
3.63%, 02/08/15	700	—	—	700	729,688	3,636	—
5.13%, 02/08/20	700	—	—	700	779,119	12,834	—

					$2,783,450	$29,691	$—

Core Short-Term U.S. Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$50	$—	$50	$52,095	$32	$—

Financials Bond
PNC Funding Corp.
2.70%, 09/19/16	$200	$—	$(50)	$150	$156,286	$2,900	$728

Floating Rate Bond
PNC Bank N.A.
0.58%, 04/29/16	$—	$3,000	$—	$3,000	$2,997,666	$51	$—
PNC Funding Corp.
0.47%, 01/31/14	255	5,000	—	5,255	5,255,226	7,336	—

					$8,252,892	$7,387	$—

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

10

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013